SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (NO. 2-39334)

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 70

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 55

MML SERIES INVESTMENT FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

1295 State Street, Springfield, Massachusetts 01111

(413) 788-8411

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Vice President, Secretary and Chief Legal Officer

MML Series Investment Fund

1295 State Street

Springfield, Massachusetts 01111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

It is proposed that this filing become effective May 1, 2009, pursuant to paragraph (a)(1) of Rule 485.

TO THE SECURITIES AND EXCHANGE COMMISSION:

Registrant submits this Post-Effective Amendment No. 70 to its Registration Statement No. 2-39334 under the Securities Act of 1933 and this Amendment No. 55 to its Registration Statement No. 811-02224 under the Investment Company Act of 1940. This Post-Effective Amendment relates only to the MML Large Cap Value Fund, MML Equity Index Fund, MML Growth Equity Fund, MML NASDAQ-100® Fund, MML Small Cap Growth Equity Fund and MML Emerging Growth Fund. No other information relating to any other series of Registrant is amended or superceded hereby.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Funds.

•	MML Large Cap Value Fund
seeks both capital growth and income.

•	MML Equity Index Fund
seeks investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index.[1]

•	MML Growth Equity Fund
seeks long-term growth of capital and future income.

•	MML NASDAQ-100® Fund
seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.[2]

•	MML Small Cap Growth Equity Fund
seeks growth of capital over time by investing primarily in equity securities of smaller and medium-size companies with long-term growth potential.

•	MML Emerging Growth Fund
seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

2NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

PROSPECTUS

May 1, 2009

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Summary Information

MML Series Investment Fund (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page [ ].

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Notes about performance information for the Funds.

Where indicated, average annual total returns for certain classes of a Fund are based on the performance of the indicated class of shares of the Fund, adjusted for class specific expenses, for periods prior to the inception of such classes.

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MML Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting businesses that possess characteristics that the Fund’s Sub-Adviser, Davis Selected Advisers, L.P. (“Davis”), believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis will normally invest at least 80% of the Fund’s net assets in common stock of companies with market capitalizations of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, Davis expects that current income will be low.

Using intensive research into company fundamentals, Davis looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, Davis believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; significant personal ownership stake in business; smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; low cost structure/low debt; high returns on capital;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; dominant position in a growing market; global presence and brand names.

The Fund may also invest up to 20% of its total assets in foreign securities and may, but generally does not, use derivatives as a hedge against currency risks.

A security may be sold when Davis believes that the market price is greater that its estimate of intrinsic value. Davis may also sell if the risk of owning the security makes it no longer attractive.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page [    ].

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 17.08% for the quarter ended June 30, 2003 and the lowest was -13.28% for the quarter ended September 30, 2001.

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Average Annual Total Returns

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Five Years	Since Inception (05/01/00)
MML Large Cap Value Fund Initial Class		4.22%	13.53%	4.37%
MML Large Cap Value Fund Service Class(1)		3.98%	13.28%	4.12%

S&P 500® Index(2)		5.49%	12.82%	1.84%
Russell 1000® Value Index(3)	-	0.17%	14.63%	7.17%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

(2) The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3) The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.77%	.77%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.05%	.05%	(3)
Total Annual Fund Operating Expenses	.82%	1.07%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$84	$262	$455	$1,014
Service Class	$109	$340	$590	$1,306

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2008.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

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MML Equity Index Fund

Investment Objective

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies that make up the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of February 28, 2009, the market capitalization range of the S&P 500 Index was $[                    ] to $[                    ].

The Fund generally purchases and sells securities in order to allocate the Fund’s investments among stocks in proportions that approximately match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares that contribute to the return of the S&P 500 Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A. (“NTI”), uses a process known as “optimization,” which is a statistical sampling technique. Using this technique, NTI may invest in a statistically selected sample of the securities found in the Index instead of buying every possible stock. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. (See discussion of “Optimization” on page [    ]). Therefore, the Fund may not hold every stock in the Index. NTI believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments, the performance of which is expected to correspond to the Index. The Fund may also use derivatives, such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” NTI believes that the use of these investments helps the Fund’s returns approach the returns of a fully invested portfolio, while enabling the Fund to keep cash on hand for liquidity purposes. NTI seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in the value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page [    ].

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk and Leveraging Risk.

These Risks are described beginning on page [    ].

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Class I Shares

During the periods shown above, the highest quarterly return was 21.29% for the quarter ended December 31, 1998 and the lowest was –17.39% for the quarter ended September 30, 2002.

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Average Annual Total Returns

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MML Equity Index Fund Class I	5.13%	12.37%	5.45%
MML Equity Index Fund Class II(1)	5.24%	12.55%	5.62%
MML Equity Index Fund Class III(1)	5.40%	12.70%	5.73%
MML Equity Index Fund Service Class I(2)	4.88%	12.12%	5.19%

S&P 500® Index(3)	5.49%	12.82%	5.91%

(1) Performance for Class II and Class III shares of the Fund is based on Class I shares, adjusted to reflect Class II and Class III expenses. Class II and III shares of the Fund commenced operations May 1, 2000.

(2) Performance for Service Class I shares of the Fund is based on Class I shares, adjusted to reflect Service Class I expenses. Service Class I shares of the Fund commenced operations on August 15, 2008.

(3) The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Class I(1)	Class II(1)		Class III(1)		Service Class I
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	N/A		N/A		.25%
Other Expenses	.35%	.24%		.10%		.35%	(3)
Total Annual Fund Operating Expenses	.45%	.34%		.20%		.70%

Less Expense Reimbursement	—	(.05%	)	(.05%	)	—
Net Fund Expenses(4)	.45%	.29%		.15%		.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$46	$144	$252	$567
Class II	$30	$104	$186	$426
Class III	$15	$59	$108	$250
Service Class I	$72	$224	$390	$871

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	For Classes I, II and III, the expenses in the above table are based on expenses for the fiscal year ended December 31, 2008.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expenses (other than the management and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .05% of the average daily net asset values through May 2, 2010 for Class I, Class II, Class III and Service Class I shares. The agreements cannot be terminated unilaterally by MassMutual. In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II and Class III shares.

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MML Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks and securities convertible into common stocks of companies which Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), believes offer prospects for long-term growth.

In selecting securities, T. Rowe Price focuses on companies with a leading market position, seasoned management and strong financial fundamentals that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The investment approach reflects T. Rowe Price’s belief that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, foreign stocks, futures and options may also be purchased, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets. The Fund may engage in foreign currency transactions in order to protect against fluctuations in the values of holdings denominated in or exposed to other currencies, or to protect against adverse changes in the U.S. dollar equivalent value of investments it expects to make.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These Risks are described beginning on page [    ].

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 14.86% for the quarter ended December 31, 2001 and the lowest was -21.59% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Year	Since Inception (05/03/99)
MML Growth Equity Fund
Initial Class	4.34%	7.33%	-0.77%
MML Growth Equity Fund
Service Class(1)	4.11%	7.09%	-0.89%

Russell 1000® Growth Index(2)	11.81%	12.11%	-0.17%

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(1)	Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

(2)

The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%		.80%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses	.30%		.30%	(3)
Total Annual Fund Operating Expenses	1.10%		1.35%

Less Expense Reimbursement	(.19%	)	(.19%	)
Net Fund Expenses(4)	.91%		1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$93	$331	$588	$1,323
Service Class	$118	$409	$721	$1,607

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2008.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expenses (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .11% of the average daily net asset values through May 2, 2010 for Initial Class and Service Class shares. The agreements cannot be terminated unilaterally by MassMutual.

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MML NASDAQ-100® Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies included in the NASDAQ-100 Index. The NASDAQ-100 Index is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). As of February 28, 2009, the market capitalization range of the NASDAQ-100 Index was $[                    ] to $[                    ].

The Fund generally purchases and sells securities in order to allocate the Fund’s investments among stocks in proportions that approximately match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares that contribute to the return of the NASDAQ-100 Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A. (“NTI”), uses a process known as “optimization,” which is a statistical sampling technique. Using this technique, NTI may invest in a statistically selected sample of the securities found in the Index instead of buying every possible stock. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. (See discussion of “Optimization” on page [    ]). Therefore, the Fund may not hold every stock in the Index. NTI believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments, the performance of which is expected to correspond to the Index. The Fund may also use derivatives, such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” NTI believes that the use of these investments helps the Fund’s returns approach the returns of a fully invested portfolio, while enabling the Fund to keep cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page [    ].

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

These Risks are described beginning on page [    ].

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 34.88% for the quarter ended December 31, 2001 and the lowest was -36.36% for the quarter ended September 30, 2001.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Year	Since Inception (05/01/00)
MML NASDAQ-100 Fund
Initial Class	18.86%	16.10%	-7.78%
MML NASDAQ-100 Fund
Service Class(1)	18.63%	15.84%	-8.03%

NASDAQ-100 Index®(2)	18.67%	16.20%	-7.45%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

(2) NASDAQ-100 Index® is a registered service mark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ-100 Index is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ-100 Index or its use or any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.45%		.45%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses	.54%		.54%	(3)
Total Annual Fund Operating Expenses	.99%		1.24%

Less Expense Reimbursement	(.43%	)	(.43%	)
Net Fund Expenses(4)	.56%		.81%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$57	$272	$505	$1,174
Service Class	$83	$351	$640	$1,462

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2008.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expenses (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .11% of the average daily net asset values through May 2, 2010 for Initial Class and Service Class shares. The agreements cannot be terminated unilaterally by MassMutual.

–  11  –

MML Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – (as of February 28, 2009, the market capitalization ranges of the indices were $[                    ] to $[                    ] and $[                    ] to $[                    ], respectively). The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio, but not necessarily equal weighted. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization no longer falls within the range of companies in either index. The Fund may invest up to 20% of its total assets in foreign securities. Foreign securities may include securities of issuers in both developed and emerging countries, and may consist of securities denominated in U.S. dollars or in foreign currencies. In pursuing its investment strategy, the Fund may (but it is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. It is anticipated that these companies will generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three-year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies believed to have significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally will share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process of stock selection, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 15-20%+, pre-tax margins of 20%+, and low-debt capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur, and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed typically buys companies with an anticipated 3-5 year holding period, and therefore expects its portion of the Fund’s portfolio typically to have lower than 50% annual turnover. Waddell & Reed may sell a company if its fundamentals decline, the original investment thesis is no longer valid or if, in Waddell & Reed’s view, the company’s valuation is deemed too high.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

These Risks are described beginning on page [    ].

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Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 26.95% for the quarter ended December 31, 2001 and the lowest was -28.17% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Five Year	Since Inception (05/03/99)
MML Small Cap Growth Equity Fund Initial Class		9.66%	17.56%	8.76%
MML Small Cap Growth Equity Fund Service Class(1)		9.41%	17.30%	8.41%

Russell 2000® Growth Index(2)		7.06%	16.50%	4.04%
Russell 2000 Index(3)	-	1.56%	16.25%	8.16%

(1)	Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

(2)

The Russell 2000® Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index companies (representing small-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(3)	The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized, U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.07%		1.07%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.08%		.08%	(4)
Total Annual Fund Operating Expenses	1.15%	(5)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$117	$365	$633	$1,398
Service Class	$143	$443	$766	$1,680

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The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2008.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

–  14  –

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MML Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging growth companies, which may include companies growing earnings per share and/or revenues at above average rates. For this Fund, emerging growth companies are those whose market capitalizations, at the time of purchase, are less than or equal to the capitalization of the company with the largest capitalization in the Russell 2000® Index or the S&P SmallCap 600 Index – as of February 28, 2009, $[                    ]. The identity or capitalization of the company with the largest capitalization in either index will fluctuate as market prices increase or decrease. The Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization grows outside the range of companies in either index. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund will generally invest in industry segments experiencing rapid growth and will likely have a portion of its assets in technology and technology-related stocks. The Fund may invest in both domestic and foreign securities. The Fund may invest up to 20% of its total assets in foreign securities. Foreign securities may include securities of issuers in both developed and emerging countries, and may consist of securities denominated in U.S. dollars or in foreign currencies. The Fund may also use derivative instruments, including futures and options, in pursuing its investment strategy. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Essex Investment Management Company, LLC (“Essex”) has an investment philosophy that is based on the belief that the market is inefficient in analyzing smaller cap companies and that improving fundamentals, particularly future growth prospects that are not fully discounted in the price of a stock, will drive returns. Essex screens for companies showing evidence that business fundamentals are improving, as measured by accelerating earnings and revenue growth. Those companies that are early in the process of improvement, with the best relative acceleration, are placed on the “follow list.” From this pre-screening, Essex conducts fundamental analysis in order to identify growth factors, determine if they are sustainable, and evaluate whether current and future growth catalysts are factored into the current stock price. The catalysts giving rise to improving situations include corporate restructuring, industry consolidation, improving industry outlook, market share gains and new products.

Essex then identifies companies in the early stages of positive business and earnings change. This analysis allows Essex to understand, adeptly interpret and exploit the conservative nature of market analysts when they prepare earnings estimates. From this research process, Essex generates a rating and target price for each stock. Finally, Essex believes that balancing the upside in a stock with the risk is an important component for any portfolio candidate.

The buy criteria for Essex include the following:

•	Accelerating earnings and revenues;

•	Sustainability of revenue and earnings growth;

•	Highly-developed/scaleable business model; and

•	Attractive fair value, risk/reward and target price.

The sell criteria for Essex include the following:

•	Breakdown in company fundamentals and investment thesis;

•	Anticipated earnings disappointment/deceleration;

•	Over valued relative to Essex’s growth projections; and

•	Better relative investment opportunity.

Insight Capital Research & Management, Inc. (“Insight Capital”) uses a disciplined, three-step process to evaluate the investable domestic universe of actively traded public companies. The process includes quantitative analysis, fundamental analysis, and a stock price performance analysis. Insight Capital’s approach to portfolio construction is based entirely on a “bottom-up” approach. Insight Capital typically invests in a portfolio containing 40-60 stocks.

Insight Capital considers companies that it believes:

•	are rapidly growing in sales and earnings;

•	show attractive relative risk/return characteristics;

•	have highly defensible competitive advantages;

•	have strong management teams; and

•	have stocks with good relative performance.

Insight Capital may sell a security when in its view the security’s performance deteriorates relative to the market. A security may also be sold if the company’s fundamental attractiveness weakens – this may include slowing earnings growth, or a prospective slowing of earnings growth.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These Risks are described beginning on page [    ].

–  16  –

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 30.02% for the quarter ended December 31, 2001 and the lowest was -30.65% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2008)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Year	Since Inception (05/01/00)
MML Emerging Growth Fund Initial Class	17.81%	15.92%	-3.83%
MML Emerging Growth Fund Service Class(1)	17.56%	15.67%	-4.09%

Russell 2000® Growth Index(2)	7.06%	16.50%	0.92%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

(2) The Russell 2000® Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index companies (representing small-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.05%		1.05%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses	.39%		.39%	(3)
Total Annual Fund Operating Expenses	1.44%		1.69%

Less Expense Reimbursement	(.19%	)	(.19%	)
Net Fund Expenses(4)	1.25%		1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$127	$437	$769	$1,708
Service Class	$153	$514	$900	$1,982

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2008.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expense (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .20% of the average daily net asset values through May 2, 2010 for Initial Class and Service Class shares. The agreements cannot be terminated unilaterally by MassMutual.

–  17  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks.” These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•

Market Risk.  Market risk is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities (including preferred stock, warrants and convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by a Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•

Credit Risk.  This is the risk that the issuer or the guarantor of a debt security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings.

•

Management Risk.  Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•

Tracking Error Risk.  There are several reasons that the MML Equity Index Fund’s or the MML NASDAQ-100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations.” Those sections also include more information about the Funds, their investments and the related risks.

–  18  –

the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

The Funds are also subject to risk because, unlike with an actively managed fund, the portfolio manager for a fund tracking an index does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, each Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

•

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell or to close out at favorable prices or times. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  Derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks described in this prospectus, including market risk, credit risk, management risk, liquidity risk and leveraging risk. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is

–  19  –

illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The MML Equity Index Fund and the MML NASDAQ-100 Fund are considered non-diversified Funds. The MML Equity Index Fund and the MML NASDAQ-100 Fund attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Fund buys.

•

Foreign Investment Risk.  Funds investing in foreign securities and instruments may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below

–  20  –

investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•

Currency Risk.  A Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•

Smaller and Mid-Cap Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. Funds that invest in growth companies are subject to the risk that the market may deem these companies’ stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•

Value Company Risk.  The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•

Over-the-Counter Risk.  OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

–  21  –

•

Leveraging Risk.  When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. Certain derivatives have the potential for unlimited loss, regardless of the size of the investment. A Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into common stock, their value normally will vary in some proportion with those of the underlying common stock. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•

Portfolio Turnover Risk.  Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times, and the Funds may have non-Principal risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller and Mid-Cap Company Risk	Growth Company Risk	Value Company Risk	Over- the- Counter Risk	Lever- aging Risk	Convertible Securities Risk	Port- folio Turn- over Risk

MML Large Cap Value Fund	X	X	X					X		X			X		X

MML Equity Index Fund	X	X		X	X	X	X								X

MML Growth Equity Fund	X	X	X		X	X		X		X		X			X	X

MML NASDAQ- 100 Fund	X	X		X	X	X	X				X	X		X	X

MML Small Cap Growth Equity Fund	X	X	X		X	X		X	X	X	X	X		X	X

MML Emerging Growth Fund	X	X	X		X	X		X	X	X	X	X			X		X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2008, MassMutual, together with its subsidiaries, had assets under management of approximately $363 billion.

In 2008, each Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: MML Large Cap Value Fund, .77%; MML Equity Index Fund, Class I, Class II and Class III, .10%; MML Growth Equity Fund, .80%; MML NASDAQ-100 Fund, .45%; MML Small Cap Growth Equity Fund, 1.07%; and MML Emerging Growth Fund, 1.05%.

A discussion regarding the basis for the Board of Trustees approving any investment advisory contracts of the Funds is available in the Funds’ semi-annual report to shareholders dated June 30, 2008.

The MassMutual Retirement Services Investment Services Group is responsible for determining the allocation of portfolio assets and/or cash flows among Sub-Advisers for those Funds with multiple sub-advisers.

MassMutual contracts with the following Sub-Advisers to help manage the Funds:

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, manages the investments of the MML Large Cap Value Fund. As of December 31, 2008, Davis had approximately $[        ] billion in assets under management.

Christopher C. Davis

is a portfolio manager of the MML Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the MML Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Essex Investment Management Company, LLC (“Essex”), located at 125 High Street, 29th Floor, Boston, Massachusetts 02110 and at 1603 Orrington Avenue, Suite 990, Evanston, Illinois 60201, manages a portion of the portfolio of the MML Emerging Growth Fund. Essex actively manages domestic growth equity portfolios for corporations, endowments, foundations, municipalities, public funds and private clients. Essex was established as a fundamental growth stock investment firm in 1976 and, since 1998, has been jointly owned by Essex’s employees and by Boston-based Affiliated Managers Group, Inc. As of December 31, 2008, Essex had approximately $[    ] billion in assets under management.

Nancy B. Prial

is a portfolio manager of a portion of the MML Emerging Growth Fund. Ms. Prial, a Chartered Financial Analyst, is a Senior Principal of Essex and Portfolio Manager on the Essex Small/Micro Cap Growth and Small/Mid Cap Growth strategies. Prior to joining Essex in 2005, Ms. Prial spent six years at The Burridge Group, LLC as Vice President & Chief Investment Officer and four years at the Twentieth Century division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager.

Insight Capital Research & Management, Inc. (“Insight Capital”), located at 2121 N. California Blvd., Suite 560, Walnut Creek, California 94596, manages a portion of the portfolio of the MML Emerging Growth Fund. Insight Capital is an employee-owned investment firm. As of December 31, 2008, Insight Capital had approximately $[    ] billion in assets under management.

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Lee Molendyk

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Molendyk, a Chartered Financial Analyst, is a Vice President and Portfolio Manager. He is a Co-Portfolio Manager and Equity Analyst for the All-Cap Growth/Small-Cap Growth Portfolio Team. He is also a member of Insight Capital’s Investment Committee. Prior to joining Insight Capital in 1999, he worked as a Financial Advisor at Morgan Stanley.

Lance Swanson

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Swanson, a Vice President and Portfolio Manager, is a Co-Portfolio Manager and Equity Analyst for the All-Cap Growth/Small-Cap Growth Portfolio team. He is also a member of Insight’s Investment Committee. Mr. Swanson first joined Insight in 1996. From late 2000 until early 2002, he worked for Thomas Weisel Partners in San Francisco and then rejoined Insight in 2002.

Northern Trust Investments, N.A. (“NTI”), located at 50 South LaSalle Street, Chicago, IL 60603, manages the investments of the MML Equity Index Fund and the MML NASDAQ-100 Fund. It is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2008, NTI and its affiliates had assets under custody of $[        ] trillion, and assets under investment management of $[        ] billion.

Brent Reeder

is primarily responsible for the day-to-day management of the MML Equity Index Fund and the MML NASDAQ-100 Fund. Mr. Reeder is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Reeder joined NTI in 1993, and has been a member of the quantitative management group for domestic index products and manages quantitative equity portfolios.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MML Growth Equity Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2008, T. Rowe Price had approximately $[        ] billion in assets under management.

Larry J. Puglia

is the portfolio manager for the MML Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the MML Small Cap Growth Equity Fund. As of December 31, 2008, Waddell & Reed had more than $[    ] billion in assets under management.

Mark G. Seferovich

is responsible, along with Mr. McQuade, for the day-to-day management of a portion of the MML Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of

–  25  –

Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the MML Small Cap Growth Equity Fund. Mr. McQuade is also portfolio manager of the Waddell & Reed Target Small Cap Growth Portfolio and assistant portfolio manager of Waddell & Reed’s small cap style. He joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices located at 75 State Street, Boston, Massachusetts, 02109, manages a portion of the portfolio of the MML Small Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $[        ] billion in assets.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Kenneth L. Abrams

has served as portfolio manager of the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization opportunities style since 2001. Mr. Abrams is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1986.

Daniel J. Fitzpatrick

has been involved in portfolio investment and securities analysis for the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization opportunities style since 2001. Mr. Fitzpatrick, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 1998.

Steven C. Angeli

has served as portfolio manager of the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization growth style since 2004. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1994.

Stephen C. Mortimer

has been involved in portfolio management and securities analysis for the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006. Mr. Mortimer is a Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2001.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

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MassMutual has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a sub-adviser in a quick, efficient and cost effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

–  27  –

About the Shares – Multiple Class Information

Each Fund, other than the MML Equity Index Fund, offers two classes of shares: Initial Class and Service Class shares. MML Equity Index Fund offers four classes of shares: Class I, Class II, Class III and Service Class I shares. Class I is a redesignation of the shares of the MML Equity Index Fund prior to May 1, 2000. From and after May 1, 2000, Class I shares are available only in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates. Initial Class shares, Class II shares, Service Class shares and Service Class I shares are available in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates, certain variable life insurance policies issued by registered separate accounts owned by MassMutual or its life insurance affiliates, and in connection with certain privately offered separate investment accounts owned by MassMutual or its life insurance affiliates. Class III shares are available only in connection with certain privately offered separate accounts owned by MassMutual or its life insurance affiliates. Separate investment accounts which owned shares of the MML Equity Index Fund prior to May 1, 2000 have the right to exchange their shares, if appropriate, for Class II shares.

The different Classes have different fees and expenses resulting from their separate arrangements for administrative, shareholder and distribution services but that are not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact your registered representative.

Except as described below, all Classes of shares of the Funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class that has adopted a Rule 12b-1 plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because the Classes will have different expenses, they will likely have different share prices.

Distribution and Service (Rule 12b-1) Fees

Service Class and Service Class I shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of the investor’s money is invested in the Fund or Funds of the investor’s choice. The Funds have adopted a Rule 12b-1 Plan for Service Class and Service Class I shares of the Funds. Under the Plan, each Fund is permitted to pay distribution and service fees at the annual rate not to exceed 0.35%, in the aggregate, of that Fund’s average daily net assets attributable to Service Class or Service Class I shares. However, each Fund will initially pay distribution and service fees at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Service Class or Service Class I shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Service Class and Service Class I shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Service Class and Service Class I shareholders and/or maintaining Service Class and Service Class I shareholder accounts and for related expenses.

Initially, all payments under the Plan will be made by the Funds to MML Distributors, LLC (the “Distributor”), which will, in turn, pay out all of the amounts it receives. The Distributor will pay substantially all of the amounts it receives to MassMutual, which will be used to pay continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Funds, and to reimburse MassMutual for expenses incurred by it in connection with promoting the Funds. It is expected that all payments under the Plan will be made to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Service Class and Service Class I shares and may cost you more than other types of sales charges.

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Investing In The Funds

Buying and Redeeming Shares

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public.

The shares of each Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Funds determine their NAV at the market close (usually 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is received in good form by the Funds or MassMutual. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the Funds or MassMutual. You will usually receive payment for your shares within seven days after your written redemption request is received in good form. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Funds determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, a Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Limits on Frequent Trading and Market-Timing Activity

The Funds are not designed to serve as vehicles for frequent trading or market timing trading activity. The Funds consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all of a Fund’s shareholders, including long-term shareholders who do not engage in these activities. Any Funds investing in foreign securities, small capitalization securities and below investment grade securities (also known as “junk bonds”), may be particularly susceptible to frequent trading and market timing activities and their resulting disruptions due to the difficulty of pricing such securities.

The Funds’ shareholders are separate investment accounts of variable life insurance and variable annuity contracts sponsored by MassMutual and certain of its affiliates. In the case of each Fund, the separate accounts aggregate the purchase and sale information of individual contract holders and provide the information to each Fund on a net basis. Accordingly, it is difficult or impossible for the Funds to determine if a particular contract holder is engaging in frequent trading or market timing activities, and the Funds do not impose specific restrictions on trading of Fund shares in order to deter such activities.

Instead, as a result of these limitations, the Funds rely on the capabilities, policies and procedures of MassMutual to discourage frequent trading and market timing trading activity, and not to accommodate frequent purchases and sales of shares within a Fund or transfers of shares between Funds. MassMutual has adopted policies and procedures to help identify those individuals or entities that may be engaging in frequent trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent frequent trading and the market timing of Funds among the subaccounts of the separate accounts, there can be no assurance that MassMutual will be

–  29  –

able to identify all those who trade frequently or employ a market timing strategy, and curtail their trading in every instance.

If MassMutual determines that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, MassMutual will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, telephone, internet, or any other type of electronic medium. Additionally, MassMutual may reject any single trade that MassMutual determines to be abusive or harmful to a Fund. It is possible that activity that MassMutual determines is not frequent trading or market timing may nonetheless adversely affect long-term shareholders of the Funds.

MassMutual, in the future, may take various restrictive actions designed to prevent the employment of a frequent trading or market timing strategy, including not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer; limiting the number of transfer requests that can be made during a contract year; and requiring the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund. MassMutual will apply any restrictive action it takes uniformly to all contract owners it believes are employing a frequent trading or market timing strategy. As noted above, however, these restrictive actions may not be effective in deterring frequent trading or market timing activity. For more information on restrictions specific to your variable annuity and/or variable life insurance contracts, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

Determining Net Asset Value

The Funds generally value portfolio securities based on market value. For example, equity securities and long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Funds’ Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Valuation methods approved by the Funds’ Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

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Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Assuming the Funds so qualify, none of the Funds will be subject to federal income tax on any net income or any capital gains that are distributed or deemed to have been distributed to shareholders.

Distributions, if any, are declared and paid annually by each Fund. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Generally, owners of variable life insurance and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds. Please refer to the prospectuses of the separate accounts with interests in the Funds for a discussion of the tax consequences of variable annuity and variable life insurance contracts.

–  31  –

Investment Performance

From time to time, each of the Funds may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of a Fund.

Yields and total returns shown for the Funds are net of the Funds’ operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Funds and when comparing the yields and returns of the Funds with those of other mutual funds.

The yield for each Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

–  32  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MML LARGE CAP VALUE FUND

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MML EQUITY INDEX FUND

–  34  –

MML EQUITY INDEX FUND

MML GROWTH EQUITY FUND

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MML NASDAQ-100 FUND

MML SMALL CAP GROWTH EQUITY FUND

–  36  –

MML EMERGING GROWTH FUND

–  37  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at all or at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. As to repurchase agreements, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. As to reverse repurchase agreements, if the buyer files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Additional information about repurchase agreements and reverse repurchase agreements and related risks can be found in the Statement of Additional Information.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, and/or other counterparty default. If a borrower defaults on its obligation to return loaned securities because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing. In addition, the Fund must recover any loaned securities in order to vote on matters affecting such securities.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund and a Fund is subject to the risk that it will suffer loss from the investment of collateral. In addition there is no guarantee that a Fund would not experience delay in selling its investments, and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Hedging Instruments and Derivatives

Derivatives are financial contracts the values of which depend on, or derive from, the values of an

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underlying asset, reference rate, or index. Each Fund may use derivatives as more fully discussed in the Statement of Additional Information.

The Funds may (but are not required to) use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to seek additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio. The Funds do not currently intend to use derivatives for purposes which the Funds’ investment adviser or sub-adviser would consider speculative.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing in securities and other instruments directly. Derivatives are subject to a number of risks described in this Prospectus, including market risk, credit risk, management risk, liquidity risk and leveraging risk. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less

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than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

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Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return.

Indexing v. Active Management

Active management involves a Fund’s Sub-Adviser buying and selling securities based on research and analysis. Unlike the other Funds that are actively managed, the MML Equity Index Fund and the MML NASDAQ-100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although many “index” Funds are technically non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”) – see Non-Diversification Risk on page [    ]). An index fund’s performance generally is predictable in the sense that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization. To attempt to match the risk and return characteristics of the S&P 500 Index as closely as possible for the MML Equity Index Fund and the NASDAQ-100 Index for the MML NASDAQ-100 Fund, NTI, the Funds’ Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500 Index or the NASDAQ-100 Index, as the case may be, using a process known as “optimization.” Each Fund may not hold every one of the stocks in its target index. The Funds utilize “optimization,” a statistical sampling technique, in an effort to run an efficient and effective strategy. This will be most pronounced for the MML NASDAQ-100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ-100 Index. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. Under certain market conditions, a Fund’s Sub-Adviser, may for temporary defensive purposes, invest to any extent in investment grade debt securities, government obligations, or money market instruments, cash or cash equivalents in a manner that is inconsistent with a Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. It is impossible to predict when, or for how long, a Fund would use such alternate strategies. These temporary defensive positions may cause a Fund not to achieve its investment objective.

Under normal circumstances, a Fund will comply with its 80% investment requirement, as applicable. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

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Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. In addition, loan participations generally are subject to restrictions on transfer, and a Fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them at a price less than their fair market value. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

MML Equity Index Fund and MML NASDAQ-100 Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company generally is required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, each Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter each Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales

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charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a

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Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income. MML Large Cap Value Fund, MML Growth Equity Fund, MML Small Cap Growth Equity Fund and MML Emerging Growth Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery. Such transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of securities declines prior to the settlement date.

Changes to Investment Policies

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MML SERIES INVESTMENT FUND

1295 State Street

Springfield, Massachusetts 01111-0001

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com.

From the SEC:  You may review and copy information about the Funds (including the Annual/Semiannual Reports and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MML SERIES INVESTMENT FUND (“MML TRUST”) DATED MAY 1, 2009, AS AMENDED FROM TIME TO TIME (THE “PROSPECTUS”). THIS SAI INCORPORATES HEREIN THE FINANCIAL STATEMENTS OF THE FUNDS BY REFERENCE TO THE FUNDS’ ANNUAL REPORT AS OF DECEMBER 31, 2008 (THE “ANNUAL REPORT”). TO OBTAIN A PROSPECTUS OR AN ANNUAL REPORT, CALL TOLL-FREE 1-888-309-3539, OR WRITE MML TRUST AT THE ABOVE ADDRESS.

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE FOLLOWING FUNDS:

•	MML LARGE CAP VALUE FUND

•	MML EQUITY INDEX FUND

•	MML GROWTH EQUITY FUND

•	MML NASDAQ-100® FUND

•	MML SMALL CAP GROWTH EQUITY FUND

•	MML EMERGING GROWTH FUND

DATED MAY 1, 2009

I. GENERAL INFORMATION

MML Series Investment Fund (“MML Trust”) is an open-end management investment company having separate investment portfolios. This Statement of Additional Information provides information regarding the following four diversified investment portfolios: MML Large Cap Value Fund (“MML Large Cap Value”); MML Growth Equity Fund (“MML Growth Equity”); MML Small Cap Growth Equity Fund (“MML Small Cap Growth Equity”) and MML Emerging Growth Fund (“MML Emerging Growth”); and two non-diversified investment portfolios. MML Equity Index Fund (“MML Equity Index”) and MML NASDAQ-100® Fund (“MML NASDAQ-100”) (collectively, the “Funds” of MML Trust). Each Fund has its own investment objective and policies and is designed to meet different investment needs.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the “Declaration of Trust”). MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Adviser”) for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company and C.M. Life Insurance Company. Shares of the Funds are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Funds pursuant to investment management agreements. MassMutual has entered into investment sub-advisory agreements pursuant to which Northern Trust Investments, N.A. (“NTI”) manages the investment of the assets of MML Equity Index and MML NASDAQ-100; T. Rowe Price Associates, Inc. (“T. Rowe Price”) manages the investment of the assets of MML Growth Equity; and Davis Selected Advisers, L.P. (“Davis”) manages the investment of the assets of MML Large Cap Value. MassMutual has an investment sub-advisory agreement with each of Essex Investment Management Company, LLC (“Essex”) and Insight Capital Research & Management, Inc. (“Insight Capital”) whereby each has agreed to manage a portion of the investments of MML Emerging Growth. MassMutual has an investment sub-advisory agreement with each of Wellington Management Company, LLP (“Wellington Management”) and Waddell & Reed Investment Management Company (“Waddell & Reed”) whereby each has agreed to manage a portion of the investments of MML Small Cap Growth Equity. MassMutual, NTI, T. Rowe Price, Davis, Essex, Insight Capital, Wellington Management and Waddell & Reed are registered with the Securities and Exchange Commission (the “SEC”) as investment advisers.

II. INVESTMENT PRACTICES OF THE FUNDS AND RELATED RISKS

Each Fund has a distinct investment objective that it pursues through its investment policies. The following information supplements and should be read in conjunction with the discussion of the Funds’ investment objectives, techniques and policies described in the Prospectus. The fundamental investment objectives and investment restrictions of each Fund (as described in the Prospectus and below) may not be changed without a vote of a majority of such Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of any Fund means the lesser of (1) 67% of such Fund’s outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of such Fund’s outstanding shares. All other investment policies and techniques of each Fund may be changed by the Board of Trustees of MML Trust without a vote of shareholders. For example, such other policies and techniques include investment in new types of debt instruments which may be devised in the future, or which are presently in disuse but may become more prominent in the future, and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the present policies of such Fund. There is no assurance that the investment objectives of the Funds will be realized. The success of these objectives depends to a great extent upon the Adviser’s or any sub-adviser’s ability to assess changes in business and economic conditions.

In managing their portfolios of investments, the Funds may purchase various securities, investment related instruments and make use of various investment techniques, including those described below, to the extent consistent with a Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time. Investment policies and restrictions described below are non-fundamental and may be changed by the Trustees without shareholder approval, unless otherwise noted. For a description of ratings of corporate debt securities and money market instruments in which the Funds may invest, reference should be made to the Appendix.

MML Equity Index and MML NASDAQ-100

MML Equity Index and MML NASDAQ-100 attempt to match the risk and return characteristics of the S&P 500® Index or the NASDAQ-100 Index®, respectively, as closely as possible. These Funds may employ a statistical sampling technique known as “optimization,” which is described below, in an attempt to match the risk and return characteristics of the Index as closely as possible. MML Equity Index generally invests in securities of the companies in the S&P 500 Index in proportion to their index weightings. The Fund’s sub-adviser, NTI, seeks a correlation of 98% or better between the performance of the Fund, before expenses, and the S&P 500 Index. A figure of 100% would indicate perfect correlation.

Optimization.    MML Equity Index may not hold every one of the stocks in the S&P 500 Index and MML NASDAQ-100 may not hold every one of the stocks in the NASDAQ-100 Index. In an effort to run an efficient and effective strategy, each Fund may use the process of “optimization,” a statistical sampling technique. This will be most pronounced for MML NASDAQ-100 when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ-100 Index. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant Index’s value in roughly the same proportion as the Index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the sub-adviser tries to match the industry and risk characteristics of all of the smaller companies in the Index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Each of MML Equity Index and MML NASDAQ-100 will generally invest at least 80% of its assets in stocks of companies included in the S&P 500 Index or the NASDAQ-100 Index, respectively. These Funds may hold up to 20% of their assets in short-term debt securities, money market instruments and stock index futures and options. Futures and options are considered derivatives because they “derive” their value from a traditional security (like a stock or bond), asset or index. MML Equity Index and MML NASDAQ-100 intend to buy futures in anticipation of buying stocks. Futures and options on futures contracts are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. MML Equity Index and MML NASDAQ-100 also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Tracking Error.    There are several reasons why the performance of MML Equity Index or MML NASDAQ-100 may not track its respective Index exactly. Unlike an Index, these Funds incur administrative expenses and transaction costs in trading stocks. In addition, the composition of the Index and corresponding Fund’s portfolio may occasionally diverge. Furthermore, the timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash for a Fund. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Funds’ performance to deviate from the “fully invested” Index.

Disclaimer.    MML Equity Index is not sponsored, endorsed, sold or promoted by Standard & Poor’s® (“S&P®”). S&P makes no representation or warranty, express or implied, to the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund’s shares or the timing of the issuance or sale of the Fund’s shares or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund’s shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

MML NASDAQ-100 is not sponsored, endorsed, sold or promoted by the NASDAQ Stock Market, Inc. or its affiliates (together with its affiliates, “NASDAQ”). NASDAQ has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund contained in the prospectus or this statement of additional information. NASDAQ makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Index to track general stock market performance. NASDAQ’s only relationship to the Fund is in the licensing of the NASDAQ®, NASDAQ-100® and NASDAQ-100 Index trademarks, and certain trade names of NASDAQ and the use of the NASDAQ-100 Index, which is determined, composed and calculated by NASDAQ without regard to the Fund. NASDAQ has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ-100 Index. NASDAQ is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the net asset value of the Fund’s shares. NASDAQ has no liability in connection with the administration, marketing or trading of the Fund.

NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND’S SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NASDAQ HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Banking Relationships

NTI and its affiliates, including its parent Northern Trust Corporation, deal, trade and invest for their own account in the types of securities in which MML Equity Index and MML NASDAQ-100 may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by these Funds.

Cash and Short-Term Debt Securities

Money Market Instruments Generally. The Funds may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. Some money market securities in which the Funds may invest are described below.

Bank Obligations. The Funds may invest in bank obligations, including certificates of deposit, time deposits, banker’s acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit (“CD’s”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

The Funds may invest in certificates of deposit and bankers’ acceptances of U.S. banks and savings and loan associations, London branches of U.S. banks and U.S. branches of foreign banks. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

Cash, Short-Term Instruments and Temporary Investments. The Funds may hold cash or cash equivalents or invest in high quality money market instruments on an ongoing basis, among other reasons, to provide for expenses, to provide liquidity when there is an unexpected level of shareholder purchases or redemptions and so that an orderly investment program may be carried out in accordance with a Fund’s investment policies. In addition, in adverse market conditions, the Funds may invest in these short term instruments for temporary, defensive purposes. The instruments in which the Funds may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

Commercial Paper and Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The sub-advisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stocks may be purchased where the issuer has omitted, or is in the danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation.

Concentration Policy

For purposes of each Fund’s concentration limitation as disclosed in this SAI, the Funds apply such policy to direct investments in the securities of issuers in a particular industry, as determined by a Fund’s sub-adviser. A Fund’s sub-adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by the sub-adviser does not assign a classification or the sub-adviser, in consultation with the Fund’s Chief Compliance Officer, determines that another industry or sector classification is more appropriate.

Convertible Securities

The Funds may invest in debt or preferred equity securities convertible into, or exchangeable for, common stock at a stated price or rate. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Convertible securities are subject to the risks of debt and equity securities.

Derivatives

The use of swaps, options, futures contracts, and other derivatives involves risk. Thus, while a Fund may benefit from the use of derivatives, including options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances. In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a regulated investment company under the Internal Revenue Code of 1986 and the regulations thereunder (the “Code”).

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund pays a periodic premium to the protection seller over the term of the credit default swap in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) of a referenced issuer to the protection seller and receive the par (or other agreed-upon) value of such bonds or loans upon a default (or similar event) by the referenced issuer during the term of the credit default swap. Alternatively, the protection seller would make a cash payment to the Fund equal to the decline in value of such bonds or loans (or other agreed-upon value) as a result of the default. If no default occurs during the term of the credit default swap, the protection seller keeps the stream of payments and has no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the protection seller may itself default under the terms of the credit default swap (e.g. the protection seller might become insolvent) or may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) by the referenced issuer. In addition, when the Fund is the protection buyer, the credit default swap would generate income in the event of a default (or similar event) by the referenced issuer. The Fund would also generate income if the market value of the credit default swap increased and the Fund sold the credit default swap prior to its maturity.

The Fund may also use credit default swaps to establish a long position in a referenced issuer of bonds or loans (or in a basket of such issuers) by acting as the protection seller in a credit default swap. As the protection seller, the Fund receives periodic payments from the protection buyer over the term of the credit default swap. The Fund would be required to pay the par (or other agreed-upon) value of specified bonds or loans of the referenced issuer to the protection buyer in the event of a default (or similar event) by the referenced issuer. Alternatively, the Fund would make a cash payment to the protection buyer equal to the decline in value of such bonds or loans (or other agreed-upon value) as a result of the default. If no default by the referenced issuer occurs, the Fund would keep the stream of payments and would have no further payment obligations. Acting as the protection seller in a credit default swap may add economic leverage to the Fund’s portfolio as, in addition to its total net assets, the Fund has a contingent obligation of up to the notional amount of the swap.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is generally required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund. In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. A Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs). A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

A Fund’s ability to use options as part of its investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option. Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above. In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund(s), an investment adviser, and other clients of the investment adviser may constitute such a group. These limits restrict a Fund’s ability to purchase or sell particular options.

An OTC option is also generally subject to the risks described above under “ Risk Factors in Swap Contracts and Other Two-Party Contracts.”

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). If a Fund is unable to enter into a closing transaction, the amount of the Fund’s potential loss may be unlimited.

No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a contract, a Fund is required to deposit with the broker an amount of liquid assets, to serve as “initial margin.” Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. Successful use of futures contracts and related options by a Fund is subject to the investment adviser’s ability to predict movements in various factors affecting financial markets. The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves. Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge. The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment adviser may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, a Fund may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market. Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund’s tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). A Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a Fund of index futures. For example, successful use of index futures by a Fund may be subject to the investment adviser’s ability to predict movements in the direction of the market. For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” in this SAI).

Forward Contracts

Each Fund may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s sub-adviser deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward contracts. If a Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of that Fund’s commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As one of several alternatives to maintaining all or part of the segregated account, a Fund could buy call or put options to “cover” the forward contracts. The Funds will not enter into a forward contract if as a result more than 25% of that Fund’s total assets would be held in a segregated account covering such contracts.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. A Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period.

A Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options.

Structured Notes and Hybrid Instruments

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

Derivatives Limitations—The policies limiting the use of Derivatives are non-fundamental policies established by the Funds’ Board of Trustees. The policies may be changed by the Board without obtaining shareholder approval. MML Trust’s current non-fundamental policies are:

1. a Fund would not enter into a futures contract if, immediately after entering into the futures contract, more than 5% of the Fund’s total assets would be committed to initial margin deposits on such contracts;

2. a Fund will not purchase a put or call option on securities or investment related instruments if, as a result, more than 5% of its total assets would be attributable to premiums paid for such options;

3. a Fund would not write a covered call or put option if as a result more than 20% of the Fund’s total assets would be in one or more segregated accounts covering call and put options;

4. a Fund would not enter into a forward contract if as a result more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts; and

5. a Fund is required at all times to maintain its assets at a level at least three times the amount of all of its borrowings (the “300% asset coverage test”). Borrowings for this purpose include obligations under any futures contract on a debt obligation.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, MML Growth Equity, MML Large Cap Value, MML Emerging Growth and MML Small Cap Growth Equity may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a Government National Mortgage Association (“GNMA”) Certificate or other mortgage-backed securities to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund’s portfolio.

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Exchange Traded Funds (ETFs)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. As a shareholder in an ETF, Fund shareholders would indirectly pay a portion of that ETF’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. Investments in ETFs are subject to the limitations applicable to investments in other investment companies discussed below.

Fixed Income Securities

Certain of the debt securities in which the Funds may invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If a Fund disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity.

Although the Funds may invest in investment grade securities, they may also invest in debt securities that are rated below investment grade or, if unrated, are considered by the Adviser or the Fund’s sub-adviser to be of comparable quality. Lower-grade debt securities, which also are known as “junk bonds,” may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce a Fund’s share prices and the income it earns.

As discussed, a decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect its net asset value, but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and a Fund would probably be unable to replace them with securities having as great a yield.

Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations. Furthermore, medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Foreign Securities

Each Fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If a Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, each Fund may convert U.S. dollars into foreign currency. MML Equity Index and MML NASDAQ-100 may invest not more than 10% of their total assets in the securities of foreign issuers. MML Large Cap Value, MML Growth Equity, MML Small Cap Growth Equity and MML Emerging Growth may invest not more than 20% of their total assets in the securities of foreign issuers. Investments in Canadian securities are generally limited to 25% of a Fund’s net assets. Foreign securities include securities of foreign issuers represented by American Depositary Receipts (ADRs).

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Funds intend to construe geographic terms such as “foreign,” “non-U.S.,” “European,” “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Funds the greatest flexibility in seeking to achieve the investment objective(s) of the relevant Fund. Specifically, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities,” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Funds intend to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of a Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, a Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

ADRs are issued by a U.S. depository institution, but they represent a specified quantity of shares of a non-U.S. stock company. In addition to ADRs, a Fund may invest in sponsored or unsponsored Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the

GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. Each of the Funds will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. Foreign securities may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in a Fund’s portfolio, or, if a Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund’s payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, or may have restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

Illiquid Securities

Each Fund may invest not more than 15% of its net assets in “illiquid securities,” which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under federal securities laws. A Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to a Fund. In addition, illiquid securities are generally more difficult to value. Illiquid securities may include repurchase agreements with maturities greater than seven days, futures contracts and options thereon for which a liquid secondary market does not exist, time deposits maturing in more than seven calendar days and securities of new and early stage companies whose securities are not publicly traded. The Funds may also purchase securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Such securities may be determined to be liquid by the Board of Trustees, the Adviser and/or the sub-adviser, if such determination by the Adviser or sub-adviser is pursuant to Board approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. The sub-advisers monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holding to maintain adequate liquidity.

Index-Related Securities (Equity Equivalents)

The Funds may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of equity securities.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the fund investing in such instruments.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid- year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. A Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Fund and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser’s credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Fund and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a Fund may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain loan participations or assignments acquired by a Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

Other Income-Producing Securities

Other types of income-producing securities the Funds may purchase, include, but are not limited to, the following:

•

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to use these investments most effectively, a Fund’s sub-adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the sub-adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

•	Standby commitments. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

•

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party, such as a broker, dealer or bank, to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

•

Inverse floaters. These are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or the net asset value of its shares could decline by the use of inverse floaters.

•

Strip bonds. Strip bonds are debt securities that are stripped of their interest, usually by a financial intermediary, after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturities.

Standby commitments, tender option bonds and instruments with demand features are primarily used by the Funds for the purpose of increasing the liquidity of a Fund’s portfolio.

Other Investment Companies

Certain markets are closed in whole or in part to equity investments by foreigners. A Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. Each Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment; provided that this provision does not apply, however, to any of the Funds relying on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the “1940 Act”) or applicable exemptive rules. Investment in another investment company may involve the payment of a premium above the value of such issuers’ portfolio securities, and is subject to market availability. The Funds do not intend to invest in such vehicles or funds unless, in the judgment of the Adviser or a Fund’s sub-adviser, and subject to a Fund’s investment restrictions set forth in its Prospectus and Statement of Additional Information, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, Fund shareholders would indirectly pay a portion of that investment company’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time a Fund would continue to pay its own management fees and other expenses. This section shall not prevent T. Rowe Price from investing the assets of MML Growth Equity into money market funds managed by T. Rowe Price pursuant to an exemptive order or a fund from investing its assets in money market funds in compliance with the 1940 Act.

Pass-Through Securities

The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Funds may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“FHLMC”) issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“FNMA”) issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

Although FHLMC and FNMA are now under conservatorship by the Federal Housing Finance Agency, and are benefiting from a liquidity backstop of the U.S. Treasury, no assurance can be given that these initiatives will be successful.

Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. If applicable, a portfolio manager will consider estimated prepayment rates in calculation of the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Funds may also invest in Collateralized Loan Obligations, Collateralized Debt Obligations and Collateralized Bond Obligations.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals.

Portfolio Management

The Funds’ sub-advisers use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when a Fund’s sub-adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the sub-adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in a Fund could result in additional brokerage commissions to be paid by that Fund. See also “Taxation” below.

The Funds may pay brokerage commissions to affiliates of one or more affiliates of the Funds’ sub-advisers.

Portfolio Turnover

Although portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, the Funds [(other than the portion of MML Small Cap Growth Equity managed by Wellington Management and the portion of MML Emerging Growth managed by Insight Capital)] expect to experience relatively modest portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of each Fund [(other than the portion of MML Small Cap Growth Equity managed by Wellington Management and the portion of MML Emerging Growth managed by Insight Capital)] will generally not exceed 100%. However, in any particular year, market conditions may result in greater turnover rates than the sub-adviser currently anticipates for these Funds. [The sub-adviser will make changes to the applicable portion of MML Small Cap Growth Equity’s and MML Emerging Growth’s portfolios whenever it believes such changes are desirable and, consequently, anticipates that a portion of each such Fund’s portfolio turnover may be high.] Portfolio turnover involves brokerage commissions and other transaction costs, which the relevant Fund will bear directly, and could involve realization of capital gains that would be taxable when distributed to shareholders. To the extent that portfolio turnover results in realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Portfolio turnover rates are shown in the “Financial Highlights” section of the Prospectus. See the “Tax Status” and “Brokerage Allocation and Portfolio Transactions” sections in this SAI for additional information.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) that may be purchased by a Fund include equity REITs, which own real estate directly, mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by, among other things, changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by, among other things, the value of the properties to which they have extended credit.

Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. In addition, REITs are dependent upon the skill of each REIT’s management.

A Fund could, under certain circumstances, own real estate directly as a result of a default on debt securities it owns or from an in-kind distribution of real estate from a REIT. Risks associated with such ownership could include potential liabilities under environmental laws and the costs of other regulatory compliance. If a Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company and thus its ability to avoid taxation on its income and gains distributed to its shareholders. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exempt status under the 1940 Act. If a Fund invests in REITs, investors would bear not only a proportionate share of the expenses of that Fund, but also, indirectly, expenses of the REITs.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. There is no limit on the Funds’ investment in repurchase agreements.

Restricted Securities

Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are borrowings subject to the 300% asset coverage test described previously.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value, although this amount may change if applicable regulatory requirements change. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Funds are permitted to invest. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Funds may invest the cash collateral received or may receive a fee from the borrower. All investments of cash collateral by a Fund are for the account and risk of that Fund. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice. The Funds may also call such loans in order to sell the securities involved. The Funds pays various fees in connection with such loans, including shipping fees and reasonable custodian, securities lending agent and placement fees. The terms of a Fund’s loans must also meet certain tests under the Code and must permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.

The investment of cash collateral delivered by a borrower pursuant to a loan is at the sole risk of the Fund in most cases. Investment of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales

A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. When a fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss, which could be unlimited, in cases where a fund is unable for whatever reason to close out its short position; conversely, if the price declines, a fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Selling short “against-the-box” refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain (but not loss) for federal income tax purposes on the constructive sale of securities “in the box” prior to the time the short position is closed out.

U.S. Government Securities

The Funds may invest in U.S. Government securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. Such agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. U.S. Government securities are subject to interest rate risk, and, in some cases, may be subject to credit risk. Although FHLMC and FNMA are now under conservatorship by the Federal Housing Finance Agency, and are benefiting from a liquidity backstop of the U.S. Treasury, no assurance can be given that these initiatives will be successful. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants and Rights

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be relatively volatile investments. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, give a holder no rights to the assets of the issuer, and may subject a Fund to additional counterparty risk with respect to the issuing broker.

When-Issued Securities

Each Fund may purchase or sell securities on a “when-issued” or on a “forward delivery” basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sales price. Generally, under normal circumstances, a Fund is expected to take delivery of securities purchased. When a Fund commits to purchase a security on a “when-issued” or on a “forward delivery” basis, it will take actions consistent with SEC policies, which currently recommend that an amount of the Fund’s assets consisting of cash or other liquid instruments equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment. Therefore, a Fund would have liquid assets sufficient to cover any commitments. However, there are risks. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions and the Fund may be unable to meet its current obligations. Also, if a Fund determines it necessary to sell the “when-issued” or “forward delivery” securities before delivery, a Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made.

Zero-Coupon, Step Coupon and Pay-In-Kind Securities

Other debt securities in which the Funds may invest include zero coupon, step coupon and pay-in-kind instruments. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though holders receive no cash payments of interest during the year. In order to qualify as a regulated investment company under the Code, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original issue discount on zero coupon or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause a Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

III. DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees of the Funds, including a majority of directors who are not “interested persons” of the Funds (as defined in the 1940 Act), have adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. These policies and procedures generally provide that no disclosure of portfolio holdings information may be made unless publicly disclosed as described below or made as part of the daily investment activities of the Funds to the Funds’ investment adviser, sub-advisers, or any of their affiliates who provide services to the Funds, which by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain confidentiality of the information disclosed. Certain limited exceptions pursuant to the Funds’ policies and procedures are described below. The Funds’ portfolio holdings information may not be disseminated for compensation. Any exceptions to the Funds’ policies and procedures may be made only if approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund, and then only if the recipients are subject to a confidentiality agreement as described below. Any such exceptions must be reported to the Funds’ Board of Trustees at its next regularly scheduled meeting. It was determined that these policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings information is in the best interests of a Fund’s shareholders and appropriately address the potential for conflicts between the interests of a Fund’s shareholders, on the one hand, and those of MassMutual or any affiliated person of the Fund or MassMutual on the other.

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, MassMutual and the Funds’ sub-advisers are primarily responsible for compliance with these policies and procedures, which includes maintaining such internal informational barriers (e.g., “Chinese walls”) as each believes are reasonably necessary for preventing the unauthorized disclosure of portfolio holdings information. Pursuant to Rule 38a-1 under the 1940 Act, the Trustees will periodically (as needed, but at least annually) receive reports from the Funds’ Chief Compliance Officer regarding the operation of these policies and procedures, including a confirmation by the Chief Compliance Officer that MassMutual’s and the sub-advisers’ policies, procedures and/or processes are reasonably designed to comply with the Funds’ policies and procedures in this regard.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and as described below. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Funds’ fiscal year) no later than 60 days after the end of the applicable quarter. Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

The Funds’ most recent portfolio holdings as of the end of February, May, August and November are available on http://www.massmutual.com no earlier than 30 days after the end of each of these respective months. In addition, each Fund’s top ten holdings are made available in quarterly reports and on http://www.massmutual.com as soon as possible after each calendar quarter-end. A Fund’s portfolio holdings may also be made available on http://www.massmutual.com at other times as approved in writing by the Funds’ Principal Executive Officer and the Funds’ Chief Compliance Officer as being in the best interests of the relevant Fund.

Other Disclosures

Acting pursuant to the policies and procedures adopted by the Trustees of the Funds, and to the extent permitted under the 1933 and 1940 Acts, MassMutual and the Funds’ sub-advisers may distribute (or authorize the Funds’ custodian to distribute) information regarding the Funds’ portfolio holdings more frequently than as provided above on a confidential basis to various service providers and others who require such information in order to fulfill their contractual duties with respect to the Funds. These service providers include the Funds’ custodian and sub-administrator (State Street Bank and Trust Company), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MassMutual, or any of the Funds’ sub-advisers, and any pricing services employed by the Funds. The Funds may also periodically provide non-public information about their portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover, and expenses) compared with those of peer funds.

Such disclosures may be made only if (i) the recipients of such information are subject to a written confidentiality agreement specifying that the Funds’ portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may not be traded upon; and (ii) if the Funds’ Chief Compliance Officer (or a person designated by the Chief Compliance Officer) determines that, under the circumstances, disclosure is in the best interests of the relevant Fund’s shareholders. The information distributed is limited to the information that MassMutual or the relevant sub-adviser believes is reasonably necessary in connection with the services provided by the service provider receiving the information.

IV. INVESTMENT RESTRICTIONS

The following is a description of certain fundamental restrictions on investments of the Funds (in addition to those described in the Prospectus) which may not be changed without a vote of a majority of the outstanding shares of the applicable Fund.

MML Equity Index Fund and MML NASDAQ-100 Fund

The following is a description of certain restrictions on investments of MML Equity Index and MML NASDAQ-100 which may not be changed without a vote of a majority of the outstanding shares of a Fund. Each of these Funds will not:

1. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and except that the Fund may deposit and maintain funds with its custodian or brokers as margin in connection with its use of financial futures contracts;

2. Purchase commodities or commodity contracts, except to the extent that the Fund may enter into futures contracts, as described in the Prospectus and this Statement of Additional Information;

3. Borrow money or pledge, mortgage or hypothecate its assets, except (i) in connection with entering into futures contracts and (ii) temporary or emergency purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund’s asset;

4. Act as an underwriter of securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933, as amended (so-called “restricted securities”). The Fund may not enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested. The Fund will not enter into time deposits maturing in more than seven days and time deposits maturing from two business through seven calendar days will not exceed 10% of the Fund’s total assets;

5. Write, purchase or sell puts, calls or combinations thereof;

6. Make loans to any officer, Trustee or employee of MML Trust or to any officer, director or employee of MassMutual, or to MassMutual;

7. Purchase or sell real estate or interests in real estate, although the Fund may purchase and sell marketable securities secured by, or of companies investing or dealing in, real estate;

8. Purchase securities of investment companies except as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”);

9. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Index also is so concentrated;

10. Make loans, except through the acquisition of bonds, debentures, notes, commercial paper, bankers’ acceptances or other evidences of indebtedness in which the Fund is authorized to invest. However, the Fund may lend portfolio securities with respect to not more than 33% of the total assets of the Fund taken at current value; or

11. Issue senior securities, except to evidence borrowings permitted by investment restriction (3) described above.

In addition to the investment restrictions adopted as fundamental policies set forth above, the Funds operate with certain non-fundamental policies that may be changed by a vote of a majority of the Board members at any time.

The Funds may not sell securities short, but reserve the right to sell securities short against the box.

In addition, each of these Funds may not:

1. Invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, provided that such securities are determined to be liquid by MassMutual or the sub-adviser pursuant to Board approved guidelines.

2. To the extent that shares of a Fund are purchased or otherwise acquired by other series of MML Trust or other series of registered open-end investment companies in MML Trust’s “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to limitation (1) above, if there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MML Large Cap Value Fund, MML Growth Equity Fund, MML Emerging Growth Fund and MML Small Cap Growth Equity Fund

Investment restrictions that appear below or elsewhere in this Statement of Additional Information and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, MML Large Cap Value, MML Growth Equity, MML Emerging Growth and MML Small Cap Growth Equity. The following is a description of certain restrictions on investments of MML Large Cap Value, MML Growth Equity, MML Emerging Growth and MML Small Cap Growth Equity. Each of these Funds will not:

1. Purchase any security (other than U.S. Treasury securities or U.S. Government securities) if as a result, with respect to 75% of the Fund’s assets, more than 5% of the value of the total assets (determined at the time of investment) of the Fund would be invested in the securities of a single issuer.

2. Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of the Fund’s assets, except that the Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending arrangements shall not be deemed to constitute borrowing money. The Fund would not make any additional investments while its borrowings exceeded 5% of its assets.

3. Issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by paragraph (2) above.

4. Make short sales, except for sales “against-the-box.”

5. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

6. Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent the Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

7. Purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).

8. Make loans other than by investing in obligations in which the Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

9. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contract, reverse repurchase agreements and securities lending.

10. Purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, with respect to 75% of the Fund’s assets, the Fund would hold more than 10% of the outstanding voting securities of an issuer.

11. Acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(a) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

In addition to the fundamental investment restrictions of MML Large Cap Value, MML Growth Equity, MML Emerging Growth and MML Small Cap Growth Equity described above and those contained in the Prospectus, the Trustees of MML Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of these Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders. In accordance with such policies and guidelines, MML Large Cap Value, MML Growth Equity, MML Emerging Growth and MML Small Cap Growth Equity may not:

1. Invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, provided that such securities are determined to be liquid by MassMutual or the sub-adviser pursuant to Board approved guidelines.

2. Invest for the purpose of exercising control over, or management of, any company.

3. Invest in securities of other open-end investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by the sub-advisers or affiliates thereof. It is expected that the Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees, except this restriction shall not prohibit the investment by MML Growth Equity Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

4. To the extent that shares of a Fund are purchased or otherwise acquired by other series of MML Trust or other series of registered open-end investment companies in MML Trust’s “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except this restriction shall not prohibit the investment by MML Growth Equity Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

With respect to limitation (1) above, if there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

V. MANAGEMENT OF MML TRUST

MML Trust has a Board of Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Board of Trustees of MML Trust is generally responsible for management of the business and affairs of MML Trust. The Trustees formulate the general policies of MML Trust and the Funds, approve contracts and authorize MML Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of MML Trust (“Disinterested Trustees”) have retained independent legal counsel. As investment adviser and sub-advisers to the Funds, respectively, MassMutual, Davis, Essex, Insight Capital, NTI, T. Rowe Price, Waddell & Reed and Wellington Management may be considered part of the management of MML Trust. The Trustees and principal officers of MML Trust are listed below together with information on their positions with MML Trust, address, age, principal occupations during the past five years and other principal business affiliations.

Disinterested Trustees

Richard W. Greene	Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 73
Trustee since 1999
Trustee of [58] portfolios in fund complex

Retired; Vice President for Investments and Treasurer (1998-2000), Executive Vice President and Treasurer (1986-1998), University of Rochester (private university); Chairman (since 2005), Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Richard H. Ayers	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 66
Trustee since 1999
Trustee of [58] portfolios in fund complex

Retired; former adviser to Chairman (1997), Chairman and Chief Executive Officer (1989-1996) and Director (1985-1996), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director (since 2008), Celera Corporation; Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Allan W. Blair	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 60
Trustee since 2003
Trustee of [58] portfolios in fund complex

President and Chief Executive Officer (since 1996), Economic Development Council of Western Massachusetts; President and Chief Executive Officer (1993-2006), Westmass Area Development Corporation; President and Chief Executive Officer (since 1984), Westover Metropolitan Development Corporation; Trustee (since 2003), MassMutual Select Funds (open-end investment company).

Mary E. Boland	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 69
Trustee since 1973
Trustee of [58] portfolios in fund complex

Attorney-at-Law (since 2004); Attorney-at-Law (1965-2004), Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Trustee (since 1994), MassMutual Select Funds (open-end investment company).

R. Alan Hunter, Jr.	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 62
Trustee since 2003
Trustee of [58] portfolios in fund complex

Retired; President and Chief Operating Officer (1993-1997), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director (since 2007), Actuant Corporation; Trustee (since 2003), MassMutual Select Funds (open-end investment company).

F. William Marshall, Jr.	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 67
Trustee since 1996
Trustee of [99] portfolios in fund complex[1]

Consultant (since 1999); Chairman (1999), Family Bank, F.S.B. (formerly SIS Bank); Executive Vice President (1999), Peoples Heritage Financial Group; President, Chief Executive Officer and Director (1993-1999), SIS Bancorp, Inc. and SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 2000), Board II Oppenheimer Funds; Trustee (since 1996), MassMutual Select Funds (open-end investment company).

(1)	Board II Oppenheimer Funds is deemed to be part of the Fund Complex because it is managed by OppenheimerFunds, Inc., an indirect subsidiary of the Adviser.

Interested Trustees

Robert E. Joyal[2]	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 64
Trustee since 2003
Trustee of [60] portfolios in fund complex[3]

Retired; President (2001-2003), Managing Director (2000-2001) and Executive Director (1999-2000), David L. Babson & Company Inc.; Trustee (since 2003), President (1999-2003), MassMutual Corporate Investors (closed- end investment company); Director (since 2003), Pemco Aviation Group, Inc.; Trustee (since 2003), President (1999-2003), MassMutual Participation Investors (closed-end investment company); Vice Chairman (2005-2007), Trustee (since 2003), MassMutual Select Funds (open-end investment company); Director (since 2006), Jefferies Group, Inc. (investment bank); Director (since 2007), Scottish Re Group Ltd.

Elaine A. Sarsynski[4]	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 54
Trustee since 2008
Trustee of [58] portfolios in fund complex

Executive Vice President (since 2005), MassMutual; Managing Director (2005), Babson Capital Management LLC; Chief Executive Officer (2001-2005), Town of Suffield, Connecticut; Trustee (since 2008), MassMutual Select Funds (open-end investment company).

Principal Officers

Stephen J. Brunette	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 39
Officer since 2007
Officer of [38] portfolios in fund complex

Assistant Vice President (since 2007), Director (2006-2007), Investment Consultant (2003-2006), MassMutual; Vice President (since 2007), MML Series Investment Fund II (open-end investment company).

(2)	Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Jefferies Group, Inc., a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MassMutual or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MassMutual has brokerage placement discretion.
(3)	MassMutual Participation Investors and MassMutual Corporate Investors are deemed to be a part of the Fund Complex because they are managed by Babson Capital Management LLC, an indirect subsidiary of the Adviser.
(4)	Ms. Sarsynski is an Interested Person, through her employment with MassMutual.

Richard J. Byrne	President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 46
Officer since 2007
Officer of [38] portfolios in fund complex

Vice President (since 2007), Assistant Vice President (2003-2007), MassMutual; President (since 2007), MML Series Investment Fund II (open-end investment company).

John E. Deitelbaum 1295 State Street Springfield, MA 01111 Age: 40 Officer since 2006 Officer of [92] portfolios in fund complex	Vice President of MML Trust

Corporate Vice President and Associate General Counsel (since 2007), Vice President and Associate General Counsel (2006-2007), Second Vice President and Associate General Counsel (2000-2006), MassMutual; Vice President (since 2006), Secretary and Chief Legal Officer (2006-2008), MassMutual Select Funds (open-end investment company); Vice President (since 2006), Clerk and Chief Legal Officer (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), Clerk and Chief Legal Officer (2006-2008), MML Series Investment Fund II (open-end investment company).

Michael C. Eldredge	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 44
Officer since 2009
Officer of [92] portfolios in fund complex

Vice President (since 2008), MassMutual; Vice President (1998-2008), ING; Vice President (since 2009), MassMutual Select Funds (open-end investment company); Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg	Vice President, Secretary and Chief Legal Officer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 42
Officer since 2001
Officer of [92] portfolios in fund complex

Assistant Vice President and Counsel (since 2004), Counsel (2001-2004), MassMutual; Vice President, Clerk and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MassMutual Select Funds (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Nicholas H. Palmerino	Chief Financial Officer and Treasurer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 43
Officer since 2006
Officer of [92] portfolios in fund complex

Assistant Vice President (since 2006), MassMutual; Vice President (2006), Consultant (2005-2006), JPMorgan Chase Worldwide Securities Services; Senior Vice President (2003-2004), CDC IXIS Asset Management Services, Inc. and CDC IXIS Asset Management Advisers, L.P.; Vice President (1996-2003), Loomis Sayles & Company, L.P.; Chief Financial Officer and Treasurer (since 2006), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman	Vice President and Chief Compliance Officer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 44
Officer since 2007
Officer of [92] portfolios in fund complex

Vice President, Compliance (since 2007), Assistant Vice President and Associate General Counsel (2006-2007), MassMutual; Director, Office of General Counsel (2005-2006), Merrill Lynch, Pierce, Fenner & Smith Incorporated; Senior Vice President and Assistant General Counsel (2000-2006), Advest, Inc.; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 42
Officer since 2006
Officer of [92] portfolios in fund complex

Corporate Vice President (since 2007), Vice President (2005-2007), MassMutual; Vice President (1999-2005), Hartford Life Insurance Company; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Each Trustee of MML Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, unless the Trustees determine that it is desirable and in the best interest of MML Trust that an exception to the retirement policy of MML Trust be made, a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-two years. However, any Trustee who attained the age of seventy-two years during 2007 shall retire and cease to serve as a Trustee on or before December 31, 2009.

The Chairperson is elected to hold such office for a term of three years or until his or her successor is elected and qualified to carry out the duties and responsibilities of his or her office, or until he or she retires, dies, resigns, is removed or becomes disqualified.

The President, Treasurer and Secretary are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she dies, resigns, is removed or becomes disqualified. Each other officer shall hold office at the pleasure of the Trustees.

The Board of Trustees had four regularly scheduled meetings and one special meeting in 2008.

MML Trust has an Audit Committee, consisting of Trustees who are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Audit Committee, whose members are Messrs. Ayers, Hunter and Blair, makes recommendations to the Trustees as to the engagement or discharge of MML Trust’s independent auditors, supervises investigations into matters relating to audit functions, reviews with MML Trust’s independent auditors the results of the audit engagement, and considers the audit fees. In 2008, the Audit Committee met six times.

MML Trust has a Nominating Committee, consisting of each Trustee who is not an “interested person” of MML Trust. There are no regular meetings of the Nominating Committee but rather meetings are held as appropriate. The Nominating Committee met twice during 2008. The Nominating Committee evaluates the qualifications of Trustee candidates and nominates candidates to the full Board of Trustees. The Nominating Committee also considers candidates from among the Trustees to serve as chairperson of the Board of Trustees and periodically reviews the compensation of MML Trust’s independent trustees.

The Nominating Committee will consider and evaluate nominee candidates properly submitted by shareholders of MML Trust in the same manner as it considers and evaluates candidates recommended by other sources. A recommendation of a shareholder of MML Trust must be submitted as described below to be considered properly submitted for purposes of the Nominating Committee’s consideration. The shareholders of MML Trust must submit any such recommendation (a “Shareholder Recommendation”) in writing to MML Trust’s Nominating Committee, to the attention of the Secretary, at the address of the principal executive offices of MML Trust, which is 1295 State Street, Springfield, MA 01111. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of MML Trust at least 60 calendar days before the date of the meeting at which the Nominating Committee is to select a nominee for Independent Trustee. The Shareholder Recommendation must include: (i) a statement in writing setting forth: (A) the name, age, date of birth, phone number, business address, residence address and nationality of the person recommended by the shareholder (the “Shareholder Candidate”); (B) the class or series and number of all shares of MML Trust owned of record or beneficially by the Shareholder Candidate, as reported to such shareholder by the Shareholder Candidate; (C) any other information regarding the Shareholder Candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to MML Trust); (D) any other information regarding the Shareholder Candidate that would be required to be disclosed if the Shareholder Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the Shareholder Candidate is or will be an “interested person” of MML Trust (as defined in Section 2(a)(19) of the 1940 Act) and, if not an “interested person,” information regarding the Shareholder Candidate that will be sufficient for MML Trust to make such determination; (ii) the written and signed consent of the Shareholder Candidate to be named as a nominee, consenting to (1) the disclosure, as may be necessary or appropriate, of such Shareholder Candidate’s information submitted in accordance with (i) above and (2) service as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on MML Trust’s books, the number of all shares of each series of MML Trust owned beneficially and of record by the recommending shareholder; (iv) a description of all arrangements or understandings between the recommending shareholder and the Shareholder Candidate and any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made by the recommending shareholder; and (v) such other information as the Nominating Committee may require the Shareholder Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Shareholder Candidate to serve as a Trustee or to satisfy applicable law.

MML Trust has a Contract Committee, consisting of each Trustee who is not an “interested person” of MML Trust. The Contract Committee met twice during 2008. The Contract Committee performs the specific tasks assigned to independent trustees by the 1940 Act, including the periodic consideration of MML Trust’s investment management agreements and sub-advisory agreements.

MML Trust has a Governance Committee, whose members are Messrs. Blair, Joyal and Marshall, Ms. Boland and Ms. Sarsynski. The Governance Committee met three times during 2008. The Governance Committee oversees board governance issues including, but not limited to, the following: (i) to evaluate the board and committee structure and the performance of Trustees, (ii) to consider and address any conflicts and (iii) to consider the retirement policies of the Board.

MML Trust has a Valuation Committee, consisting of the Chairman, President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary and Assistant Secretaries of MML Trust. The Valuation Committee determines whether market quotations are readily available for investments held by each series of MML Trust and determines the fair value of investments held by each series of MML Trust for which market quotations are not readily available or are not deemed reliable by the investment adviser. There are no regular meetings of the Valuation Committee but rather meetings are held as appropriate.

The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2008.

Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in MMLTrust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Disinterested Trustees
Richard H. Ayers	None	None
Allan W. Blair	None	None
Mary E. Boland	None	None
Richard W. Greene	None	None
R. Alan Hunter, Jr.	None	None
F. William Marshall, Jr.	None	None
Interested Trustees
Frederick C. Castellani*	None	None
Robert E. Joyal	None	None
Elaine A. Sarsynski	None	None

*	Resigned as of February 29, 2008.

[As of April 1, 2009, the Trustees and officers of MML Trust, individually and as a group, beneficially owned less than 1% of the outstanding shares of any of the Funds.]

[To the knowledge of MML Trust, as of December 31, 2008, the Disinterested Trustees and their immediate family members did not own beneficially or of record securities of an investment adviser, sub-adviser, principal underwriter or sponsoring insurance company of the Funds or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, sub-adviser, principal underwriter or sponsoring insurance company of the Funds.]

The Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,500 per quarter plus a fee of $1,200 per meeting attended in-person. Trustees who serve on the Contract Committee of the Trust are paid an additional $1,200 for attending the annual Contract Committee meeting. The Chairperson of the Board of Trustees is paid an additional 50% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. The Chairperson of the Audit Committee is paid an additional fee of $2,000 annually. The Chairpersons of each of the Contract Committee, the Nominating

Committee and the Governance Committee are paid an additional fee of $1,000 annually. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional fee of $800 annually. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

The following table discloses actual compensation paid to Trustees of MML Trust during the 2008 fiscal year. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. The plan provides for amounts deferred prior to July 1, 2008, plus interest, to be credited a rate of interest of eight percent (8%). Amounts deferred after July 1, 2008, plus or minus earnings, are “shadow invested” and earn the rate of return equal to the rate of return earned by the funds in which such amounts are shadow invested. With the exception of Mr. Castellani, each of the Trustees also served as Trustee of one other registered investment company managed by MassMutual, MassMutual Select Funds. Mr. Castellani served as a Trustee of MassMutual Select Funds through February 29, 2008, and continues to serve as a Trustee of two other registered investment companies managed by MassMutual, MassMutual Premier Funds and MML Series Investment Fund II.

Name/Position	Aggregate Compensation from MML Trust			Deferred Compensation and Interest accrued as part of Fund Expenses			Total Compensation from MML Trust and Fund Complex
Richard H. Ayers		–		$	[	]	$	[	]
Trustee
Allan W. Blair	$	[	]		–		$	[	]
Trustee
Mary E. Boland		–		$	[	]	$	[	]
Trustee
Richard W. Greene	$	[	]	$	[	]	$	[	]
Chairman and Trustee
R. Alan Hunter, Jr.		–		$	[	]	$	[	]
Trustee
Robert E. Joyal		–		$	[	]	$	[	]
Trustee
F. William Marshall, Jr.	$	[	]		–		$	[	]
Trustee
Frederick C. Castellani*		$0			–			$0
Trustee
Elaine A. Sarsynski*		$0			–			$0
Trustee

*	Mr. Castellani and Ms. Sarsynski, as employees of MassMutual, received no compensation for their roles as Trustees to MML Trust. Mr. Castellani resigned as of February 29, 2008.

VI. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MassMutual, MML Bay State and C.M. Life Insurance Company (“C.M. Life”) were the record owners of all of the outstanding shares of each series of MML Trust as of April 1, 2009 and, therefore, may be deemed to be in control (as that term is defined in the 1940 Act) of each series of MML Trust. However, certain owners of variable life insurance policies and variable annuity contracts that depend upon the investment performance of the Funds have the right to instruct MassMutual, MML Bay State and C.M. Life as to how shares of MML Trust deemed attributable to their contracts shall be voted. MassMutual, MML Bay State and C.M. Life generally are required to vote shares attributable to such contracts but for which no instructions were received, in proportion to those votes for which instructions were received. The address of MassMutual, MML Bay State and C.M. Life is 1295 State Street, Springfield, Massachusetts 01111.

VII. INVESTMENT MANAGEMENT AND OTHER SERVICES

MassMutual serves as investment adviser to each Fund pursuant to a separate investment management agreement between MassMutual and MML Trust on behalf of each Fund (the “Management Agreements”).

Under the Management Agreements MassMutual is obligated to provide for the management of each Fund’s portfolio of securities to engage in portfolio transactions on behalf of the Funds, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust, and in accordance with each Fund’s investment objective, policies and restrictions as set forth herein and in the Prospectus, and has the right to select sub-advisers to the Funds pursuant to investment subadvisory agreements (the “Subadvisory Agreements”).

Pursuant to the Management Agreements, MassMutual is paid a quarterly fee at the annual rate. For the Management Agreement relating to MML Large Cap Value, MassMutual is paid a quarterly fee at the annual rate of .80% on the first $100 million of the average daily net assets of the Fund, .75% on the next $400 million and .70% on assets over $500 million. MassMutual is paid a quarterly fee at the annual rate of .10% of the average daily net assets of MML Equity Index. For the Management Agreement relating to MML Growth Equity, MassMutual is paid a quarterly fee at the annual rate of .80% on the first $300 million of the average daily net assets of the Fund, .77% on the next $300 million, .75% on the next $300 million, .72% on the next $600 million and .65% on assets over $1.5 billion. For the Management Agreement relating to MML NASDAQ-100, MassMutual is paid a quarterly fee at the annual rate of .45% on the first $200 million of the average daily net assets of the Fund, .44% on the next $200 million and .42% on assets over $400 million. For the Management Agreement relating to MML Small Cap Growth Equity, MassMutual is paid a quarterly fee at the annual rate of 1.075% on the first $200 million of the average daily net assets of the Fund, 1.050% on the next $200 million, 1.025% on the next $600 million and 1.000% on assets over $1 billion. For the Management Agreement relating to MML Emerging Growth, MassMutual is paid a quarterly fee at the annual rate of 1.05% on the first $200 million of the average daily net assets of the Fund, 1.00% on the next $200 million and .95% on assets over $400 million.

[MassMutual has agreed to bear expenses of Initial Class and Service Class shares of MML Growth Equity and MML NASDAQ-100 (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .11% of average daily net asset value through May 2, 2010. MassMutual has agreed to bear expenses of Initial Class and Service Class shares of MML Emerging Growth (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .20% of average daily net asset value through May 2, 2010. MassMutual has agreed to bear expenses of Class I, Class II, Class III and Service Class I shares of MML Equity Index (other than the management and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .05% of average daily net asset value of each Class of MML Equity Index through May 2, 2010. These agreements cannot be terminated unilaterally by MassMutual. In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by Class II and Class III shares of MML Equity Index. For the period ended December 31, 2008, MassMutual paid $[            ].]

Except for the Management Agreement with respect to MML Equity Index, the Management Agreements provide that MassMutual will perform all administrative functions relating to the Funds. MML Trust agrees to bear its own expenses, however, MassMutual has agreed to bear the cost of investment advisory services, fund accounting and other administrative expenses, and distribution expenses.

MassMutual provides administrative and shareholder services to MML Equity Index under a separate Administrative and Shareholder Services Agreement pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class specific expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Fund pursuant to such Administrative and Shareholder Services Agreement. MML Trust, on behalf of MML Equity Index, pays MassMutual an administrative services fee monthly at an annual rate, for each of Class I and Service Class I shares, .30% on the first $100 million of the average daily net assets of each of the Class I and Service Class I shares, .28% on the next $150 million, and .26% on assets over $250 million; for Class II shares, .19% of the average daily net assets of the Class II shares; and for Class III shares, an amount not to exceed ..05% of the average daily net assets of the Class III shares. The Administrative and Shareholder Services Agreement was effective May 1, 2000.

For the last three fiscal years MML Equity Index has paid the following amounts as administrative services fees to MassMutual pursuant to the Administrative Services Agreement: [            ], [            ] and [            ].

MassMutual has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”). As sub-administrator, State Street generally assists in all aspects of fund administration and is compensated by MassMutual for providing administrative services to all of the Funds.

The net asset values of the Funds at December 31, 2008 and the investment management fees each paid during the past three years were:

Fund	Net Assets Dec. 31, 2008	Investment Management Fees
		2008	2007	2006
MML Large Cap Value Fund	$	$	$1,935,800	$1,313,099
MML Equity Index Fund			415,168	387,367
MML Growth Equity Fund			155,571	160,036
MML NASDAQ-100 Fund			40,254	39,289
MML Small Cap Growth Equity Fund			2,173,416	1,434,583
MML Emerging Growth Fund			169,021	149,238

The Management Agreement with each Fund may be terminated by the Board of Trustees of MML Trust, or by vote of a majority of the outstanding shares of such Fund, or by MassMutual. Such termination requires 60 days’ written notice to be given and may be effected without the payment of any penalty. In addition, each such Management Agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of MassMutual or of MML Trust, or (2) upon its assignment.

Davis

MassMutual has also entered into an investment sub-advisory agreement with Davis pursuant to which Davis serves as sub-adviser to MML Large Cap Value, providing day-to-day management of the Fund’s investments. Davis, which is controlled by Davis Investments, LLC, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. As of December 31, 2008, Davis had approximately $[    ] billion in assets under management.

MassMutual’s sub-advisory agreement with Davis will terminate automatically upon its assignment or upon the termination of the Management Agreement or by MassMutual upon ninety days’ written notice or by liquidation of the Fund. Davis also provides investment sub-advisory services for the MassMutual Select Large Cap Value Fund, which is a series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

Essex and Insight Capital

MassMutual has also entered into investment sub-advisory agreements with Essex and Insight Capital pursuant to which each serves as sub-adviser for a portion of the investments of MML Emerging Growth. Essex is located at 125 High Street, 29th Floor, Boston, Massachusetts 02110 and at 1603 Orrington Avenue, Suite 990, Evanston, Illinois 60201. Essex was established as a fundamental growth stock investment firm in 1976. Since 1998, the firm has been jointly owned by Essex’s employees and by Boston-based Affiliated Managers Group, Inc. (“AMG”). Essex was registered with the SEC as Essex Investment Management Company, LLC on March 20, 1998 as a successor corporation to Essex Investment Management Company, Inc. At the present time, Essex is approximately 25% owned by its employees and 75% owned by AMG. Prior to 1998, Essex employees owned 100% of the firm. Essex currently has twelve principal owners. Of those twelve principals, three make up an executive management board. Christopher McConnell is ultimately responsible for plotting the strategic direction of the firm. Insight Capital, an employee-owned investment firm, is located at 2121 N. California Blvd., Suite 560, Walnut Creek, California 94596. As of December 31, 2008, Essex had approximately $[    ] billion in assets under management. Insight Capital had approximately $[    ] billion in assets under management.

Essex and Insight Capital both act as sub-adviser for MML Emerging Growth. Each sub-adviser manages a portion of the net assets of the Fund’s portfolio. MassMutual’s sub-advisory agreements with Essex and Insight Capital will terminate automatically upon their assignment or upon the termination of the respective Management Agreement or by MassMutual upon sixty days’ written notice or by liquidation of the Fund. Essex and Insight Capital also both provide investment sub-advisory services for the MassMutual Select Emerging Growth Fund, a series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

NTI

MassMutual has also entered into investment sub-advisory agreements with NTI pursuant to which NTI serves as sub-adviser to MML Equity Index and MML NASDAQ-100, providing day-to-day management of each Fund’s investments. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. It is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2008, NTI and its affiliates had assets under custody of $[    ] trillion, and assets under investment management of $[    ] billion.

MassMutual’s sub-advisory agreements with NTI will terminate automatically upon their assignment or upon the termination of the respective Management Agreement or by MassMutual upon sixty days’ written notice or by liquidation of the respective Fund. NTI also provides investment sub-advisory services for MML Small Cap Index Fund, which is also a series of MML Trust, and the MassMutual Select Indexed Equity Fund and the MassMutual Select NASDAQ-100 Fund, each of which are series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

T. Rowe Price

MassMutual has also entered into an investment sub-advisory agreement with T. Rowe Price pursuant to which T. Rowe Price serves as sub-adviser to MML Growth Equity, providing day-to-day management of the Fund’s investments. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company, has been managing assets since 1937. As of December 31, 2008, T. Rowe Price had approximately $[    ] billion in assets under management.

MassMutual’s sub-advisory agreement with T. Rowe Price will terminate automatically upon its assignment or upon the termination of the Management Agreement or by MassMutual upon sixty days’ written notice or by liquidation of the Fund. T. Rowe Price also provides investment sub-advisory services for MML Equity Income Fund, MML Blue Chip Growth Fund, MML Mid Cap Growth Fund and [MML Small Company Value Fund], each of which are also series of MML Trust, and the MassMutual Select Blue Chip Growth Fund, the MassMutual Select Diversified Growth Fund, the MassMutual Select Mid Cap Growth Equity II Fund and the MassMutual Select Small Company Value Fund, each of which are series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

Wellington Management and Waddell & Reed

MassMutual has also entered into investment sub-advisory agreements with Wellington Management and Waddell & Reed pursuant to which each serves as sub-adviser for a portion of the investments of MML Small Cap Growth Equity. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Waddell & Reed is located at 6300 Lamar, Overland Park, Kansas 66202-4247. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $[    ] billion in assets. Waddell & Reed had over $[    ] billion in assets under management.

Wellington Management and Waddell & Reed both act as sub-adviser for MML Small Cap Growth Equity. Each sub-adviser manages a portion of the net assets of the Fund’s portfolio. MassMutual’s sub-advisory agreements with Wellington Management and Waddell & Reed will terminate automatically upon their assignment or upon the termination of the respective Management Agreement or by MassMutual upon ninety days’ written notice or by liquidation of the Fund. Wellington Management and Waddell & Reed also both provide investment sub-advisory services for the MassMutual Select Small Cap Growth Equity Fund, and Wellington Management also provides investment sub-advisory services for the MassMutual Select Fundamental Value Fund, the MassMutual Select Diversified Growth Fund and the MassMutual Select Mid Cap Growth Equity Fund, each of which are a series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

MassMutual is ultimately responsible for providing investment advice to these Funds and will continue to provide administrative and non-investment advisory services to the Funds.

For the last three fiscal years, MassMutual paid the following amounts for investment sub-advisory services provided to the Funds:

Fund	2008	2007	2006
MML Large Cap Value Fund		$767,677	$510,971
MML Equity Index Fund		34,497	32,881
MML Growth Equity Fund		65,984	59,919
MML NASDAQ-100 Fund		4,378	4,277
MML Small Cap Growth Equity Fund		1,241,704	780,422
MML Emerging Growth Fund		104,707	89,268

Other service providers of the Funds are as follows:

•

Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, the independent registered public accounting firm for each of the Funds, provides audit services and assistance and consultation in connection with tax returns and the reading of various SEC filings.

•

State Street, located at 200 Clarendon Street, Boston, Massachusetts 02116, acts as custodian and sub-administrator for each of the Fund’s investments. As custodian, State Street has custody of each Fund’s securities and maintains certain financial and accounting books and records. As custodian, State Street does not assist in, and is not responsible for, the investment decisions and policies of these Funds.

VIII.    THE DISTRIBUTOR

MML Distributors, LLC (the “Distributor”), located at 1295 State Street, Springfield, Massachusetts 01111-0001, acts as a principal underwriter of the Funds, pursuant to a Principal Underwriter Agreement with MML Trust dated as of August 15, 2008 (the “Distribution Agreement”). The Distributor is a wholly-owned subsidiary of MassMutual.

The Distribution Agreement will continue in effect for an initial two-year period, and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of MML Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

MassMutual or an affiliate may make payments, out of its own assets, to securities dealers and other firms that enter into agreements providing the Distributor with access to representatives of those firms for the sale of shares of the Funds or with other marketing or administrative services with respect to the Funds. These payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a firm, or may be based on a percentage of the value of shares of the Funds sold to, or held by, customers of the firm.

IX.    SERVICE CLASS AND SERVICE CLASS I DISTRIBUTION AND SERVICES PLAN

MML Trust has adopted, with respect to the Service Class and Service Class I shares of each Fund, a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Trustees of MML Trust, including a majority of the Trustees who are not interested persons of MML Trust and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan, approved the Plan on August 12, 2008 for the Service Class and Service Class I shares of the Funds.

Under the terms of the Plan, each Fund is permitted to pay distribution and service fees, out of the assets attributable to the Service Class and Service Class I shares of the Fund, at an annual rate of up to .35%, in the aggregate, of the average daily net assets attributable to that Class. However, each Fund will initially pay distribution and service fees at an annual rate of .25% of the Fund’s average daily net assets. The Distributor may use all or a portion of the distribution and service fee to compensate investment professionals or financial intermediaries (and to reimburse them for related expenses) for personal service provided to shareholders of shares of Service Class and Service Class I, for services in respect of the promotion of the shares of Service Class and Service Class I, and/or the maintenance of shareholder accounts, or for other services for which payments may lawfully be made in accordance with applicable rules and regulations. The Distributor may retain all or any portion of the distribution and service fee in respect of Service Class and Service Class I shares as compensation for its services. Initially, all payments under the Plan will be made by the Funds to the Distributor, which will, in turn, pay out all of the amounts it receives. The Distributor will pay a portion of the amounts it receives to MassMutual, which will be used to pay for continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Funds, and to help reimburse MassMutual expenses incurred in connection with promoting the Funds. It is expected that all payments under the Plan will be made directly to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

The Plan provides that it may not be amended to materially increase the costs which Service Class and Service Class I shareholders may bear under the Plan without the approval of a majority of the outstanding Service Class and Service Class I shares of the Fund, respectively.

The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of MML Trust and (ii) the Trustees of MML Trust who are not interested persons of MML Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) the Trustees of MML Trust and (ii) the Trustees of MML Trust who are not interested persons of MML Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that any person authorized to direct the disposition of amounts paid or payable by a Fund pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

The following tables approximately disclose the 12b-1 fees paid in 2008 by the Trust under its 12b-1 plans for Service Class and Service Class I shares of the Funds:

	Service Class 12b-1 Servicing Fees	Service Class 12b-1 Distribution Fees
MML Large Cap Value	$	$
MML Growth Equity
MML NASDAQ-100
MML Small Cap Growth Equity
MML Emerging Growth

	Service Class I 12b-1 Servicing Fees	Service Class I 12b-1 Distribution Fees
MML Equity Index	$	$

X. CODES OF ETHICS

MML Trust, MassMutual, Davis, Essex, Insight Capital, NTI, T. Rowe Price, Waddell & Reed and Welllington Management have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

XI. BROKERAGE ALLOCATION AND PORTFOLIO TRANSACTIONS

MML Large Cap Value Fund, MML Growth Equity Fund, MML Emerging Growth Fund and MML Small Cap Growth Equity Fund.

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of best execution at reasonably competitive commission rates. Each Fund’s sub-adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services, including anonymity and trade confidentiality, and the level of their brokerage commissions.

Under each Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund’s sub-adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Fund’s sub-adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction. The sub-adviser must first determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the sub-adviser’s overall responsibilities to MML Trust and to its other clients. The term “brokerage and research services” includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

By virtue of the Sub-Advisory Agreements, each sub-adviser is subject to the same rights, obligations and procedures that apply to MassMutual pursuant to the Management Agreement with the relevant Fund.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the sub-adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services (“Research”) to a Fund’s sub-adviser for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of a sub-adviser’s clients and not solely or necessarily for the benefit of MML Trust. The sub-adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the sub-adviser as a consideration in the selection of brokers to execute portfolio transactions. The investment advisory fee that MML Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of a sub-adviser’s receipt of brokerage and research services. To the extent MML Trust’s portfolio transactions are used to obtain such services, the brokerage commissions paid by MML Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined, provided that the sub-adviser determines in good faith that such excess amounts are reasonable in relation to the services provided. Such services would be useful and of value to a sub-adviser in serving both MML Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to a sub-adviser in carrying out its obligations to MML Trust.

Subject to the overriding objective of obtaining the best execution of orders, the Funds may use broker-dealer affiliates of their respective sub-advisers to effect portfolio brokerage transactions under procedures adopted by the Trustees. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

The Funds may allocate brokerage transactions to broker-dealers (including affiliates of their respective sub-advisers) who have entered into arrangements with MML Trust under which the broker-dealer allocates a portion of the commissions paid back to the Fund. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

The following table discloses the broker commissions paid by the Funds for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year ended December 31, 2006
MML Large Cap Value Fund		$60,584	$58,733
MML Equity Index Fund		3,075	38,207
MML Growth Equity Fund		30,022	19,000
MML NASDAQ-100 Fund		873	1,765
MML Small Cap Growth Equity Fund		343,608	294,280
MML Emerging Growth Fund		38,069	60,301
		$476,231	$472,286

MML Growth Equity paid $306 and $239 to Jefferies and Company for the fiscal years ended December 31, 2007 and 2006, respectively. Jefferies and Company is an affiliate of the Fund’s investment adviser.

MML Small Cap Growth Equity paid $1,229 and $3,878 to Jefferies and Company for the fiscal years ended December 31, 2007 and 2006, respectively. Jefferies and Company is an affiliate of the Fund’s investment adviser.

MML Emerging Growth paid $2,424 to Jefferies and Company for the fiscal year ended December 31, 2006. Jefferies and Company is an affiliate of the Fund’s investment adviser.

The following table discloses, for those Funds that had trades directed to a third-party soft dollar broker during the fiscal year ended December 31, 2008, the dollar value of transactions placed by each such Fund with such soft dollar brokers and dealers during the fiscal year ended December 31, 2008 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions
MML Small Cap Growth Equity Fund	$	$
MML Emerging Growth Fund

MML Equity Index Fund and NASDAQ-100 Fund

MML Equity Index and MML NASDAQ-100 Fund have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Each Fund’s Investment Management Agreement with MassMutual provides that MassMutual will follow such practices in placing portfolio transactions for the Fund as may from time to time be set forth in its Prospectus or specified by the Board of Trustees of MML Trust. Consistent with this agreement, the present policy of these Funds and their sub-adviser, in placing brokerage transactions, is to seek best execution by responsible brokerage firms at reasonably competitive commission rates. The sub-adviser will not consider the provision of brokerage research services (as such term is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in allocating brokerage transactions for the Funds.

By virtue of the Sub-Advisory Agreements, NTI is subject to the same rights, obligations and procedures that apply to MassMutual pursuant to its Investment Management Agreement with the Funds. The sub-adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the sub-adviser. The primary consideration is to obtain executions at the most favorable and reasonable commission rates in relation to the benefits received. The sub-adviser attempts to achieve these results by choosing brokers to execute transactions based on (1) their professional capabilities (including use of capital, clearance and settlement procedures, and participation in underwriting and corporate finance issues), (2) the value and quality of their services and (3) the comparative brokerage commission rates which they offer.

Portfolio turnover will result from changes in the composition of each Index which each Fund seeks to follow and from purchases and redemptions of Fund shares and the reinvestment of Fund dividends. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the sub-adviser based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees of MML Trust.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker, to the extent and in the manner permitted by applicable law. In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

Except in the case of equity securities purchased by MML Equity Index, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased from or sold to dealers serving as market makers for the securities at a net price. MML Equity Index may purchase securities directly from the issuer. Generally, money market securities are traded on a net basis and do not involve a brokerage commission. The cost of a Fund’s investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Purchase and sale orders of the securities held by the Fund may be combined with those of other investment companies and accounts which attempt to track an equity index that the sub-adviser manages, and for which it has brokerage placement authority, in the interest of seeking the best overall terms. When the sub-adviser determines that a particular security should be bought or sold for the Fund and other accounts managed by it, the sub-adviser undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with MML Equity Index and MML NASDAQ-100, such as MassMutual, NTI and, in some cases, their affiliates, are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

XII. CAPITAL SHARES

MML Trust is a “series” company. To date, shares of twenty-eight (28) series (i.e., investment portfolios) have been authorized: MML Asset Allocation Fund, MML Blue Chip Growth Fund, MML Concentrated Growth Fund, MML Emerging Growth Fund, MML Equity Income Fund, MML Growth & Income Fund, MML Income & Growth Fund, MML Large Cap Growth Fund, MML Large Cap Value Fund, MML Equity Index Fund, MML Foreign Fund, MML Global Fund, MML Growth Equity Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML NASDAQ-100 Fund, MML Small Cap Growth Equity Fund, MML Small Cap Index Fund, MML Small/Mid Cap Value Fund, MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, American Funds Core Allocation Fund and [MML Small Company Value Fund]. Under MML Trust’s Declaration of Trust, however, the Board of Trustees is authorized to create new series in addition to the Funds without the necessity of a vote of shareholders of MML Trust. Each share of a particular series represents an equal proportionate interest in that series with each other share of the same series, none having priority or preference over another. Each series shall be preferred over all other series in respect of the assets allocated to that series. Each share of a particular series is entitled to a pro rata share of any distributions declared by that series and, in the event of liquidation, a pro rata share of the net assets of that series remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive, conversion or subscription rights.

MML Trust is not required to hold annual meetings of shareholders. Special meetings may be called for purposes such as electing Trustees, voting on management agreements, and with respect to such additional matters relating to MML Trust as may be required by MML Trust’s Declaration of Trust and the 1940 Act. Shareholders holding 10% of the shares of MML Trust may call a meeting to be held to consider removal of Trustees. On any matter submitted to shareholders, shares of each series entitle their holder to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset values of the series’ shares. On any matters submitted to a vote of shareholders, all shares of MML Trust then entitled to vote shall be voted by individual series, except that (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when Trustees have determined that any matter affects only the interests of one or more series, or one or more classes of shares, then only shareholders of such series, or class shall be entitled to vote thereon. The separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual are the legal owners of each Fund’s shares. However, when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from the variable life insurance and variable annuity contract owners, instructions as to how to vote those shares. There is no minimum requirement for how many instructions must be received. When the separate investment accounts receive those instructions, they will vote all of the shares, for which they have not received voting instructions, in proportion to those instructions. This will also include any shares that the separate accounts own on their own behalf. This may result in a small number of contract owners controlling the outcome of the vote. Shareholder inquiries should be made by contacting the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

The assets of certain variable annuity and variable life insurance separate accounts for which MassMutual or an affiliate is the depositor are invested in shares of the Funds. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise between owners of the variable life insurance contracts and owners of the variable annuity contracts. Possible conflicts could arise if (i) state insurance regulators should disapprove or require changes in investment policies, investment advisers, sub-advisers or principal underwriters or if the depositor should be permitted to act contrary to actions approved by holders of the variable life insurance or variable annuity contracts under rules of the SEC, (ii) adverse tax treatment of the variable life insurance or variable annuity contracts would result from utilizing the same underlying Funds, (iii) different investment strategies would be more suitable for the variable annuity contracts than the variable life insurance contracts, or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of both variable life insurance and variable annuity separate accounts by the same Funds.

The Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for those contracts.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for obligations of MML Trust. However, MML Trust’s Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or the Trustees. The Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

XIII. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Shares of each Fund are sold at their NAV as next computed after receipt of the purchase order, without the addition of any selling commission or “sales load.” Each Fund redeems its shares at their NAV as next computed after receipt of the request for redemption. The redemption price may be paid in cash or wholly or partly in kind if MML Trust’s Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption. The redemption price may be more or less than the shareholder’s cost. Redemption payments will be paid within seven days after receipt of the written request therefor by the Fund, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

The NAV of each Fund’s shares is determined once daily as of the close (usually 4:00 p.m. Eastern Time) of the New York Stock Exchange (“NYSE,” or the “Exchange”) on each day on which the Exchange is open for trading. The Exchange is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. The NAV of each Fund share is the total net asset value of the applicable Fund divided by the number of its shares outstanding. The total NAV of each Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities.

The manner of determining the value of the total assets of each Fund is briefly discussed below. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices. Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Board of Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the investment adviser has experience obtaining quotations from the market maker and the investment adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the investment adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the investment adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by MML Trust’s funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Board of Trustees.

Because of time zone differences, foreign exchanges and securities markets will usually be closed before the closing of the NYSE. Therefore, MML Trust will determine the value of foreign securities as of the closing of those exchanges and securities markets. Events affecting the values of foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time a Fund determines its net asset value. If an event occurs that a Fund determines materially affects the value of foreign securities during this period, then MML Trust will value such securities at fair value as determined in good faith in accordance with procedures approved by the Trustees. In addition, the Funds may hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not accept orders or price their shares. As a result, the value of any such securities held by a Fund may change on days when you will not be able to purchase or redeem that Fund’s shares.

The prices of foreign securities are quoted in foreign currencies. MML Trust converts the values of foreign currencies into U.S. dollars at the rate of exchange prevailing at the time it determines net asset value. Changes in the exchange rate, therefore, if applicable, will affect the net asset value of shares of a Fund even when there has been no change in the values of the foreign securities measured in terms of the currency in which they are denominated.

The proceeds received by each Fund for each issue or sale of its shares, all net investment income, and realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of MML Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

XIV. TAX STATUS

Shares of the Funds are offered only to the separate accounts of the participating insurance companies that fund variable life and variable annuity contracts. See the applicable contract prospectus for a discussion of the special taxation of those companies with respect to the accounts and their contract holders. The discussion below is generally based on the assumption that the shares of each Fund will be respected as owned by the insurance company separate accounts. If this is not the case, the person or persons determined to own the Fund shares will be currently taxed on Fund distributions, and on the proceeds of any redemption of Fund shares, pursuant to the generally applicable rules of the Code.

Taxation of the Funds: In General

Each Fund intends to elect to be treated and to qualify each taxable year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund must, among other things:

1. derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts)

derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

2. diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (a) the securities of any one issuer or two or more issuers which the Fund controls and that are engaged in the same, similar or related trades or businesses (other than U.S. Government securities), or (b) in the securities of one or more qualified publicly traded partnerships (as defined below); and

3. distribute in or with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year.

For purposes of the 90% gross income requirement described in (1) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (y) that derives at least 90% of its income from passive income sources defined in Code Section 7704(d); and (z) that derives less than 90% of its income from the qualifying income described in (1)(i) above. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements described in (2) above, in the case of a Fund’s investment in loan participations, each Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of (2) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

In general, if a Fund qualifies as a regulated investment company that is accorded special tax treatment, that Fund will not be subject to federal income tax on income and gains that are paid to its shareholders in the form of dividends (including capital gain dividends). As a series of a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

By contrast, if a Fund were to fail to qualify as a regulated investment company in any taxable year, (1) that Fund would be subject to tax on its taxable income at corporate rates and would not be able to deduct the distributions it makes to shareholders and (2) each insurance company separate account invested in the Fund would fail to satisfy the diversification requirements applicable to such accounts, with the result that contracts supported by that account would no longer be eligible for tax deferral. In addition, distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. The Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid income tax at the Fund level and the non-deductible 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise tax applies to the excess of the required distribution for a calendar year over the amount treated as distributed for that year. Generally, the required distribution equals 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31 of such year (or December 31, if the Fund is permitted to elect and so elects) plus any income or gains from the prior year not previously distributed. The 4% excise tax generally does not apply to any regulated investment company whose sole shareholders are either tax-exempt pension funds or separate accounts of life insurance companies funding variable contracts.

Each Fund also intends to comply with the separate diversification requirements for variable annuity and life insurance contracts under Code Section 817(h) and the regulations thereunder, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The regulations generally require the Fund’s assets to be diversified so that, as of the end of each calendar quarter or within 30 days thereafter, no single investment represents more than 55% of the value of the Fund’s total assets, no two investments represent more than 70% of the Fund’s total assets, no three investments represent more than 80% of the Fund’s total assets and no four investments represent more than 90% of the Fund’s total assets. For this purpose, the regulations treat all securities of the same issuer as a single investment, and in the case of “government securities,” each government agency or instrumentality is treated as a separate issuer. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to regulated investment companies and not more than 55% of its assets constitute cash, cash items, U.S. Government securities and securities of other regulated investment companies.

If a Fund were to fail to comply with these requirements, contracts that invest in the Fund through the participating insurance companies’ separate accounts would not be treated as annuity, endowment or life insurance contracts under the Code and the contract holders generally will be subject to tax on all taxable distributions from a Fund, and on all sales, exchanges or redemptions of shares in the Fund.

Investor Control

In addition, the IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of those contracts. The IRS has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holder’s control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. The Funds have objectives and strategies that are not materially narrower than the investment strategies described in IRS rulings in which strategies, such as investing in large company stocks, international stocks, small company stocks, mortgage-backed securities, telecommunications stocks and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. Regulations proposed by the Treasury Department in 2004 relating to Section 817(h) of the Code and current published IRS guidance do not directly speak to the strategies such as those used by the Funds, described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as the Funds, and such guidance could affect the treatment of the Funds described herein, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Funds will not have to change their investment objectives or investment policies. Each Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Certain Investments of the Funds

An investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds and certain stripped securities will, and certain securities purchased at a market discount may, cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

A Fund’s investments in REIT equity securities, if any, may also require the Fund to accrue and distribute income not yet received. In addition, such investments may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in options, futures contracts, forward contracts, swap agreements, other derivatives and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on that day), and any resulting gain or loss, in addition to gains and losses associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Each Fund will limit its activities in options, futures contracts, forward contracts, short sales “against the box,” swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute “straddles,” and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects with respect to those investments; in order to distribute this income and avoid a tax on the Fund, each Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Foreign Investments and Taxes

Special tax considerations apply with respect to foreign investments by a Fund. Use of foreign currencies for non-hedging purposes and investments by a Fund in certain “passive foreign investment companies” may be limited in order to avoid a tax on the Fund. A Fund may elect to mark to market certain investments in “passive foreign investment companies” on the last day of each year. This election may cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments. In order to distribute this income and avoid a tax on the Fund, each Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Investment income received by a Fund and gains from foreign securities may be subject to foreign income taxes. The United States has entered into tax treaties with some foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund’s effective rate of foreign tax in advance.

General Considerations

The rules regarding the taxation of the separate accounts of participating insurance companies that utilize Funds as investment vehicles for variable life and variable annuity contracts are complex. The foregoing is only a summary of certain material United States federal income tax consequences affecting the Funds. Participating insurance companies and owners of variable life and annuity contracts should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

XV. CERTAIN TAX AND ACCOUNTING INFORMATION

As previously indicated, it is the policy of each of the Funds to meet the requirements of the Code to qualify as a regulated investment company under the federal tax law. When a Fund writes a call option, an amount equal to the premium received by it is included in its balance sheet as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and offering prices. If an option which a Fund has written on an equity security expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

XVI. EXPERTS

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as counsel to MML Trust.

The audited financial statements of each Fund are set forth in MML Trust’s Annual Report as of December 31, 2008 and are incorporated herein by reference in reliance upon the report of Deloitte & Touche, LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing. A copy of MML Trust’s Annual Report as of December 31, 2008 is available, without charge, upon request by calling 1-888-309-3539.

The name MML Series Investment Fund is the designation of Trustees under a Declaration of Trust dated May 14, 1993, as amended from time to time. The obligations of MML Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of MML Trust, but only the property of the relevant series of MML Trust shall be bound.

APPENDIX A

SECURITIES RATINGS

Although the ratings of fixed income securities by Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P, Moody’s and Fitch’s commercial paper and bond ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch’s Short-Term Credit Ratings are graded into six categories, ranging from ‘F-1’ for the highest quality obligations to ‘D’ for the lowest. The F-1 and F-2 categories are described as follows:

“F-1”: Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F-2”: A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s describes its four highest corporate bond ratings as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch describes its four highest long-term credit ratings as follows:

AAA—“AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—“AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—“A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—“BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

A “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

S&P describes its below investment grade ratings for corporate debt as follows:

BB, B, CCC, CC, C—Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB—Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB–” rating.

B—Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB–” rating.

CCC—Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B–” rating.

CC—The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C—The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC–” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s describes its below investment grade corporate bond ratings as follows:

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch describes its below investment grade long-term credit ratings as follows:

BB—“BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—“B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

APPENDIX B

PROXY VOTING POLICIES

The following represents the proxy voting policies (the “Policies”) of MML Trust with respect to the voting of proxies on behalf of each series of MML Trust (the “Series”). It is the general policy of MML Trust, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Funds of Funds” or “Feeder Funds”) voting responsibilities and duties with respect to all proxies to the investment sub-advisers (the “Sub-Advisers”) of the Series.

I. General Principles

In voting proxies, the Sub-Advisers shall be guided by general fiduciary principles and their respective written proxy voting policies. The Sub-Advisers shall act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II. Sub-Advisers

1. The Sub-Advisers shall each have the duty to provide a copy of their written proxy voting policies to MassMutual and MML Trust annually. The Sub-Advisers’ written proxy voting policies shall maintain procedures that address potential conflicts of interest.

2. The Sub-Advisers shall each maintain a record of all proxy votes exercised on behalf of each series of MML Trust for which they act as investment sub-adviser and shall furnish such records to MassMutual and MML Trust annually.

3. The Sub-Advisers shall report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4. The Sub-Advisers shall provide MML Trust and MassMutual with all such information and documents relating to the Sub-Adviser’s proxy voting in a timely manner, as shall be necessary for MML Trust and MassMutual to comply with applicable laws and regulations.

III. MML Trust and MassMutual

1. The Chief Compliance Officer of MML Trust shall annually update the Trustees after a review of the Sub-Advisers’ proxy voting policies and actual voting records.

2. The Trustees of MML Trust shall not vote proxies on behalf of MML Trust or the Series.

3. MassMutual shall not vote proxies on behalf of MML Trust or the Series, except that MassMutual shall vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

4. Whenever a Feeder Fund, as an interestholder of a Master Fund, is requested to vote on any matter submitted to interestholders of the Master Fund, a Feeder Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Feeder Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Feeder Fund shareholders) or cast its votes, as an interestholder of the Master Fund, in proportion to the votes received by the Master Fund from all other interestholders of the Master Fund.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, if applicable, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the SEC’s website at http://www.sec.gov.

SUMMARY OF DAVIS ADVISORS’

PROXY VOTING POLICIES AND PROCEDURES

June 2006

Davis Selected Advisers, L.P. (“Davis Advisors”) votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts known to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has adopted written Proxy Voting Policies and Procedures and established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

Clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures, and/or a copy of how their own proxies were voted, by writing to:

Davis Selected Advisers, L.P.

Attn: Chief Compliance Officer

2949 East Elvira Road, Suite 101

Tucson, Arizona, 85706

Guiding Principles

Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c) Preserve and expand the power of shareholders in areas of corporate governance. Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Davis Advisors Proxy Procedures and Policies provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

Conflicts of Interest

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. Davis Advisors’ Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1)	Votes consistent with the “General Proxy Voting Policies,” are presumed to be consistent with the best interests of clients;

(2)	Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;

(3)	Davis Advisors may obtain guidance from an independent third party;

(4)	The potential conflict may be immaterial; or

(5)	Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

Summary of Proxy Voting Policies and Procedures

Introduction

Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients’ portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets.

The following, is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex. If a client has delegated such authority to Essex (whether in the client’s investment management agreement with Essex or otherwise), Essex will vote proxies for that client. If a particular client for whom Essex has investment discretion has not explicitly delegated proxy voting authority to Essex, Essex will vote such client’s proxies.

Voting Agent

Essex has contracted with an independent third party, RiskMetrics Group which merged with Institutional Shareholders Services (“ISS”) in 2007, to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. RiskMetrics specializes in providing a variety of fiduciary-level services related to proxy voting and researches proxy issues independent from Essex executed votes.

ISS has retained it own Independent division under Risk Metrics called ISS Governance Services which governs the ISS US Corporate Governance Policy formerly know as Voting Agent Service (VAS). Essex has adopted the ISS US Corporate Governance Policy as its own proxy voting policy guideline and votes Essex’s clients’ proxies (for those clients over which it has proxy voting authority) according to this policy guideline for its client base for all U.S. and Global proxies.

Details of the ISS US Corporate Governance Policy guidelines are available upon request.

In extraordinary circumstances, Essex’s Proxy Voting Committee (“Committee”) and Compliance Officer may actively issue a voting instruction. The Committee is discussed below.

Proxy Voting Committee

Essex’s Proxy Voting Committee is responsible for deciding what is in the best interests of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve (if the Committee determines they continue to be reasonably designed to be in the best interest of Essex’s clients), ISS US Corporate Governance proxy voting policy as Essex’s own proxy voting policy. Any changes to the ISS US Corporate Governance Policy must be reviewed, approved, and adopted by the Committee at the time the changes occur. The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

Conflicts of Interest

As noted, Essex has an agreement with RiskMetrics as an independent proxy voting agent and Essex has adopted the ISS US Corporate Governance Policy. The adoption of the ISS US Corporate Governance Policy provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where RiskMetrics itself may have a material conflict with an issuer of a proxy vote for which it is voting on Essex’s clients’ behalf. In those situations, RiskMetrics will fully or partially abstain from voting and Essex’s Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex’s Compliance Officer must approve any decision made on such vote prior to the vote being cast.

Essex’s Committee and Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from RiskMetrics. In both of the preceding circumstances, the Committee and Essex’s Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest were identified and material conflicts were properly addressed such that the vote was in the best interest of the clients rather than the product of the conflict.

How to Obtain Voting Information

Clients may obtain information about how Essex voted proxies for securities held in their account(s) a copy of Essex’s full proxy voting policy and procedures by contacting Valerie Sullivan at (617) 342-3241 or at proxyvoting@essexinvest.com.

INSIGHT CAPITAL RESEARCH & MANAGEMENT, INC.

STATEMENT OF POLICIES AND PROCEDURES REGARDING PROXY VOTING

Set forth below are the policies and procedures of the Firm with respect to proxy voting. This Statement does not attempt to describe every regulatory and compliance requirement applicable to proxy voting, but rather summarizes some of the issues involved and establishes general rules and procedures. Although this Statement expressly addresses proxy voting, the policies and procedures set forth herein apply to any solicitation of votes with respect to securities held in a Discretionary Account (as defined below), such as, for example, the solicitation of the consent of the holders of fixed income securities to a proposed restructuring.

Some of the terms used herein regarding proxy voting have the following definitions:

“Discretionary Account” means any Client Account with respect to which that client has granted the Firm (a) discretionary proxy voting authority, or (b) discretionary investment authority without expressly retaining proxy voting authority, unless the Client has instructed the Client Account’s custodian not to send proxy statements to the Firm.

“Non-Discretionary Account” means any Client Account with respect to which that client (a) has granted the Firm discretionary investment authority but has expressly retained proxy voting authority, (b) has not granted the Firm discretionary investment authority or discretionary proxy voting authority, or (c) has instructed the Client Account’s custodian not to send proxy statements to the Firm. Any specific securities in an otherwise Discretionary Account over which a client has retained discretion are considered to be in a Non-Discretionary Account.

“Proxy Control Officer” means Lisa Miller.

A.	Discretionary Accounts.

The Firm will vote all proxies on behalf of Discretionary Accounts after carefully considering all proxy solicitation materials and other available facts. The Firm’s Equity Analyst responsible for coverage of the security for which a proxy is received will make all voting decisions on behalf of a Discretionary Account based solely on the voting guidelines established by the Firm’s Investment Committee in the best interests of that Discretionary Account. The Firm will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

The Proxy Control Officer may designate an appropriate employee of the Firm to be responsible for insuring that all proxy statements are received and that the Firm responds to them in a timely manner.

1. Company Information. The Firm will review all proxy solicitation materials it receives concerning securities held in a Discretionary Account. The Firm will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when the Firm considers it appropriate and when it is reasonably available.

2. Proxy Voting Policies.

a. The Firm will vote FOR a proposal when it believes that the proposal serves the best interests of the Discretionary Account whose proxy is solicited because, on balance, the following factors predominate:

(i) the proposal has a positive economic effect on shareholder value;

(ii) the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and

(iii) the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.

b. The Firm will vote AGAINST a proposal if it believes that, on balance, the following factors predominate:

(i) the proposal has an adverse economic effect on shareholder value;

(ii) the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal;

(iii) the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal;

(iv) the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or

(v) the proposal is a shareholder initiative that the Firm believes wastes time and resources of the company or reflects the grievance of one individual.

c. The Firm will ABSTAIN from voting proxies when the Firm believes that it is appropriate. Usually, this occurs when the Firm believes that a proposal holds negative but nonquantifiable implications for shareholder value but may express a legitimate concern.

d. From time to time, the Firm adopts more detailed proxy voting guidelines in accordance with this section 2, the most recent version of which is attached to this Statement.

3. Conflicts of Interest. Due to the size and nature of the Firm’s operations and the Firm’s limited affiliations in the securities industry, the Firm does not expect that material conflicts of interest will arise between the Firm and a Discretionary Account over proxy voting. The Firm recognizes, however, that such conflicts may arise from time to time, such as, for example, when the Firm or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or re-appointment as a director of a company. If a material conflict of interest arises, the Firm will vote all proxies in accordance with section 2. Under no circumstances will the Firm place its own interests ahead of the interests of its Discretionary Accounts in voting proxies.

If the Firm determines that the proxy voting policies in section 2 do not adequately address a material conflict of interest related to a proxy, the Firm will provide the affected client with copies of all proxy solicitation materials received by the Firm with respect to that proxy, notify that client of the actual or potential conflict of interest and of the Firm’s intended response to the proxy request (which response will be in accordance with the policies set forth in section 2(b)), and request that the client consent to the Firm’s intended response. If the client consents to the Firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, the Firm will vote the proxy as described in the notice. If the client objects to the Firm’s intended response, the Firm will vote the proxy as directed by the client.

4. Proxy Vote Summaries. At the request of a Discretionary Account client, the Firm will provide that client with a report summarizing all proxy solicitations the Firm received with respect to that Discretionary Account during the period requested by the client and action taken by the Firm on each such proxy.

B.	Non-Discretionary Accounts.

The Firm promptly will forward any proxy solicitation materials concerning securities held in a Non-Discretionary Account that the Firm receives as soon as reasonably practicable to the appropriate client. The Firm will vote any such proxy as directed by that client. At a client’s request, the Firm may, but is not obligated to, advise that client with respect to the voting of any proxy. No advice concerning the voting of any proxy may be provided to any client unless such advice has been approved by the Proxy Control Officer.

C.	Records.

The Firm will keep a copy of (1) each proxy statement it receives regarding securities held in Discretionary Accounts, (2) a record of each vote cast by the Firm with respect to securities in each Discretionary Account,

(3) any document created by the Firm that is material to the Firm’s decision on voting a proxy or that describes the basis for that decision, (4) each written request from a Discretionary Account client for information about how the Firm votes proxies and (5) each written response by the Firm to any oral or written request from a Discretionary Account client for such information. The Firm may delegate to a third party the duty to keep the records identified in clauses (1) and (2) of the preceding sentence, if that third party agrees to furnish such records to the Firm promptly on request. Each such record will be maintained by the Firm or such third party for at least five years from the end of the fiscal year during which the last entry is made in that record, and for the first two years in the Firm’s office. The Firm may elect not to keep a copy of a proxy statement if it can obtain such statement electronically via the SEC’s EDGAR system.

PROXY VOTING GUIDELINES

INSIGHT CAPITAL RESEARCH & MANAGEMENT, INC.

1.	WITHHOLD votes from director nominees IF 51% or more of the directors are employees of the company.

2.	WITHHOLD votes from director nominees IF 20% or more of the directors are individuals with financial or other ties to the company as reported in the proxy statement.

3.	WITHHOLD votes from director nominees IF 49% or more of directors serving on the board’s nominating committee are employees of the company.

4.	WITHHOLD votes from director nominees IF 20% or more of directors serving on the board’s nominating committee are individuals with reported financial or other ties to the company as reported in the proxy statement.

5.	WITHHOLD votes from director nominees IF 49% or more of directors serving and voting on the board’s compensation committee are employees of the company.

6.	WITHHOLD votes from director nominees IF 20% or more of directors serving and voting on the board’s compensation committee are individuals with financial ties or other links as reported in the proxy statement.

7.	WITHHOLD votes from director nominees IF the board will consist of less than 5 directors after the election.

8.	Vote FOR management proposals to increase authorized preferred stock.

9.	Vote FOR management proposals to add shares to stock option plans for non-employee directors IF 10% stock appreciation + base = <$75,000.

10.	Vote AGAINST proposals to add shares to stock option plans for non-employee directors IF the plan allows nonqualified options to be priced at less than 100% of the fair market value on the grant date.

11.	Vote AGAINST proposals to add shares to stock option plans for non-employee directors IF dilution represented by this proposal is more than 5% of the outstanding voting power.

12.	Vote AGAINST proposals to add shares to stock option plans for non-employee directors IF minimum potential dilution of all plans, as calculated by IRRC and including this proposal, is more than 5% of the total outstanding voting power.

13.	Oppose option plans that in total offer dilution of greater than 10%.

14.	Oppose option plans that allow for immediate vesting.

15.	Oppose option plans if an insider sits on the Compensation Committee.

16.	Oppose option plans deemed as excessive or improper in the voting analyst’s opinion.

NORTHERN TRUST

PROXY VOTING

The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to Northern Trust Investments, N.A. (“NTI”) in its capacity as Investment Sub-Adviser. NTI has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which NTI has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.

A Proxy Committee comprised of senior NTI investment and compliance officers has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. NTI has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.

The Proxy Guidelines provide that NTI will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that NTI will generally vote in favor of proposals to: (1) repeal existing classified boards and elect directors on an annual basis; (2) adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy); (3) lower supermajority shareholder vote requirements for charter and bylaw amendments; (4) lower supermajority shareholder vote requirements for mergers and other business combinations; (5) increase common share authorizations for a stock split; (6) implement a reverse stock split; and (7) approve an ESOP or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans. The Proxy Guidelines also provide that NTI will generally vote against proposals to: (1) classify the board of directors; (2) require that poison pill plans be submitted for shareholder ratification; (3) adopt dual class exchange offers or dual class recapitalizations; (4) require a supermajority shareholder vote to approve mergers and other significant business combinations; (5) require a supermajority shareholder vote to approve charter and bylaw amendments; and (6) adopt certain social and environmental proposals. In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case, including those regarding executive and director compensation plans, mergers and acquisitions, poison pills, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interests of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

NTI may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, NTI may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, NTI may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. NTI may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which NTI has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. NTI seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a potential conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including the following: voting in accordance with the Proxy Guideline based recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which NTI does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

NTI may choose not to vote proxies in certain situations or for a Fund. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at NTI who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

The foregoing is only a summary of the Proxy Voting Policy and Proxy Voting Guidelines. You may obtain, upon request and without charge, a full-version paper copy of the Proxy Voting Policy and Proxy Voting Guidelines by calling 800/595-9111.

T. ROWE PRICE ASSOCIATES, INC

T. ROWE PRICE INTERNATIONAL, INC

T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD

T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations

It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee

T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Investment Services Group

The Investment Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator

The Investment Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Meeting Notification

T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence and who serve on key board committees. We withhold votes from directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on key board committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for failing to establish a formal nominating committee. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Executive Compensation Issues

T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under- performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Social and Corporate Responsibility Issues

Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price may support well-targeted shareholder proposals that call for enhanced disclosure by companies on environmental and other public policy issues that are particularly relevant to their businesses.

Global Portfolio Companies

RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.

Votes Against Company Management

Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts

Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes

In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking

Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan

The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY

PROXY VOTING POLICY

The Fund has delegated all proxy voting responsibilities to WRIMCO. WRIMCO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and WRIMCO’s corresponding positions.

Board of Directors Issues:

WRIMCO generally supports proposals requiring that a majority of the board of directors consist of outside, or independent, directors.

WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as “Purchase Rights Plan”). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the board of directors virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or requiring the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest Between WRIMCO and the Fund:

WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Fund and are not the product of a material conflict.

I. Identifying Conflicts of Interest:    WRIMCO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Fund’s shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

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Business Relationships—WRIMCO will review any situation for a material conflict where WRIMCO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.

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Personal Relationships—WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

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Familial Relationships—WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. “Material Conflicts”:    WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

III. Procedures to Address Material Conflicts:    WRIMCO will use the following techniques to vote proxies that have been determined to present a “Material Conflict.”

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Use a Proxy Voting Service for Specific Proposals—As a primary means of voting material conflicts, WRIMCO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).

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Client directed—If the Material Conflict arises from WRIMCO’s management of a third party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.

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Use a Predetermined Voting Policy—If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will not be permitted to vary from the established voting policies established herein.

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Seek Board Guidance—If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Board on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Board and obtain the Board’s consent or direction to vote the proxies. WRIMCO may use the Board guidance to vote proxies for its non-mutual fund clients.

WELLINGTON MANAGEMENT COMPANY, LLP

Global Proxy Policies and Procedures

Introduction

Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policies

As a matter of policy, Wellington Management:

1	Takes responsibility for voting client proxies only upon a client’s written request.

2	Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3	Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4	Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7	Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8	Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9	Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight

Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Statement of Procedures

Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting

Authorization to Vote Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:

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Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

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Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

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Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and

Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: April 1, 2007

WELLINGTON MANAGEMENT COMPANY, LLP

Global Proxy Voting Guidelines

Introduction

Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines

Composition and Role of the Board of Directors

•	Election of Directors: Case-by-Case

Wellington Management believes that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

•	Classify Board of Directors: Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

•	Adopt Director Tenure/Retirement Age (SP): Against

•	Adopt Director & Officer Indemnification: For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

•	Allow Special Interest Representation to Board (SP): Against

•	Require Board Independence: For

Wellington Management believes that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

•	Require Key Board Committees to be Independent: For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

•	Require a Separation of Chair and CEO or Require a Lead Director: For

•	Approve Directors’ Fees: For

•	Approve Bonuses for Retiring Directors: Case-by-Case

•	Elect Supervisory Board/Corporate Assembly: For

•	Elect/Establish Board Committee: For

•	Adopt Shareholder Access/Majority Vote on Election of Directors (SP): Case-by-Case

Wellington Management believes that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

•	Adopt/Amend Stock Option Plans: Case-by-Case

•	Adopt/Amend Employee Stock Purchase Plans: For

•	Approve/Amend Bonus Plans: Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

•	Approve Remuneration Policy: Case-by-Case

•	Exchange Underwater Options: Case-by-Case

Wellington Management may support value-neutral exchanges in which senior management is ineligible to participate.

•	Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

•	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

•	Expense Future Stock Options (SP): For

•	Shareholder Approval of All Stock Option Plans (SP): For

•	Disclose All Executive Compensation (SP): For

Reporting of Results

•	Approve Financial Statements: For

•	Set Dividends and Allocate Profits: For

•	Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

•	Ratify Selection of Auditors and Set Their Fees: Case-by-Case

Wellington Management will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

•	Elect Statutory Auditors: Case-by-Case

•	Shareholder Approval of Auditors (SP): For

Shareholder Voting Rights

•	Adopt Cumulative Voting (SP): Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

•	Shareholder Rights Plans Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

– We generally support plans that include:

– Shareholder approval requirement

– Sunset provision

– Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

•	Authorize Blank Check Preferred Stock: Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

•	Eliminate Right to Call a Special Meeting: Against

•	Increase Supermajority Vote Requirement: Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

•	Adopt Anti-Greenmail Provision: For

•	Adopt Confidential Voting (SP): Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

•	Remove Right to Act by Written Consent: Against

Capital Structure

•	Increase Authorized Common Stock: Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

•	Approve Merger or Acquisition: Case-by-Case

•	Approve Technical Amendments to Charter: Case-by-Case

•	Opt Out of State Takeover Statutes: For

•	Authorize Share Repurchase: For

•	Authorize Trade in Company Stock: For

•	Approve Stock Splits: Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

•	Approve Recapitalization/Restructuring: Case-by-Case

•	Issue Stock with or without Preemptive Rights: For

•	Issue Debt Instruments: Case-by-Case

Social Issues

•	Endorse the Ceres Principles (SP): Case-by-Case

•	Disclose Political and PAC Gifts (SP): Case-by-Case

Wellington Management generally does not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

•	Require Adoption of International Labor Organization’s Fair Labor Principles (SP): Case-by-Case

•	Report on Sustainability (SP): Case-by-Case

Miscellaneous

•	Approve Other Business: Against

•	Approve Reincorporation: Case-by-Case

•	Approve Third-Party Transactions: Case-by-Case

Dated: December 6, 2007

APPENDIX C

ADDITIONAL PORTFOLIO MANAGER INFORMATION

Davis Selected Advisers, L.P.

The portfolio managers of MML Large Cap Value are Christopher C. Davis and Kenneth C. Feinberg. They are the persons primarily responsible for investing the Fund’s assets on a daily basis.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Christopher C. Davis
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts***	[	]	$	[	]	[	]	$	[	]
Kenneth C. Feinberg
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts***	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Large Cap Value.
***	Wrap accounts have been counted at the sponsor level.

Ownership of Securities:

As of December 31, 2008, the portfolio managers did not own any shares of MML Large Cap Value. However, both portfolio managers have over $1 million invested in the Davis Funds which are managed in a similar style.

Potential Conflicts of Interest:

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

➢	The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

➢	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

➢	With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Advisors other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

➢	Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Advisors does not receive an incentive based fee on any account.

Structure of Compensation:

Mr. Feinberg’s compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Mr. Davis’ annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Essex Investment Management Company, LLC

The portfolio manager of MML Emerging Growth is Nancy B. Prial.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Nancy B. Prial
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts***	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Emerging Growth.
***	Other accounts include accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Ownership of Securities:

As of December 31, 2008, the portfolio manager did not own any shares of MML Emerging Growth.

Description of Material Conflicts:

Potential conflicts of interest may be presented in connection with the portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Moreover, Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex’s internal controls in order to prevent such conflicts of interest from arising. These policies and procedures are contained in Essex’s Compliance Manual, a copy of which has been provided to the Investment Manager. The Compliance Manual includes a set of policies and procedures that are designed to assure that Essex complies with the requirements of the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and generally requires both Essex and its employees to deal with all clients in a fair and equitable manner. On occasion, Essex, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Description of Compensation:

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries. Second, Essex’s professionals receive a year-end bonus based on the portfolio’s performance on an absolute, benchmark relative and peer ranking basis, and each professional’s individual performance. Third, Essex offers a competitive benefit package including comprehensive family health coverage and a pension and profit sharing plan.

In general, portfolio managers are evaluated on the basis of two components: (1) performance of his or her managed portfolios and (2) overall performance of the firm. The portfolio’s performance, which is measured in terms of absolute, benchmark-relative and peer ranking performance, is the overriding measure by which a portfolio manager is evaluated. A lesser weighting, but certainly one of importance, is the overall performance of the firm, which we believe encourages teamwork.

In general, an analyst’s evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst’s recommendations are incorporated into the portfolio and the analyst’s overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst’s functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst’s evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25%—150% of base salary.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm’s future success. Also, based on the profitability of the firm and at the discretion of the Chief Executive Officer, Essex may grant a Special Recognition Award to certain employees. The Special Recognition Award contains a three-year, tiered vesting schedule and is usually invested in one or more of Essex’s funds. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.

Insight Capital Research & Management, Inc.

The portfolio managers of MML Emerging Growth are Lee Molendyk and Lance Swanson.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Lee Molendyk
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]
Lance Swanson
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Emerging Growth.

Ownership of Securities:

As of December 31, 2008, the portfolio managers did not own any shares of MML Emerging Growth.

Conflicts of Interest:

Because Insight Capital engages in an investment advisory business and manages more than one advisory account, including Insight Capital’s own proprietary accounts, there may be conflicts of interest over Insight Capital’s time devoted to managing any one account or over Insight Capital’s allocation of investment opportunities among all accounts it manages. Insight Capital attempts to resolve all such conflicts in a manner that is generally fair to all of its clients’ accounts.

Due to the nature of Insight Capital’s investment selection process, significant overlaps in securities held in various accounts may occur, even for accounts using different investment strategies. However, Insight Capital’s decisions to use a security for any one investment strategy versus another investment strategy are based on, among other things, the particulars of the various strategies, analyses of the security and the attractiveness of the security versus existing holdings in the accounts using the different investment strategies, and may result in investment timing differences between strategies and accounts (i.e., different purchase or sell dates for the same security).

In addition, as appropriate to the investment strategy and upon the recommendations of Insight Capital’s investment committee, certain accounts whose investment strategy focus on investments in small cap securities may have priority for investment opportunities in small cap securities over other accounts whose investment strategies do not focus on small cap securities, e.g., a mid-cap strategy. Furthermore, due to the unique investment and trading strategy and potentially much shorter investment horizon of Insight Capital’s Concentrated Emerging Growth strategy (in which, like all of Insight Capital’s strategies, Insight Capital’s employees may invest), Insight Capital’s decision to invest in or sell a security for this strategy may or may not occur before other investment strategies, including even before Insight Capital includes it on other investment strategies’ buy lists. There is an additional special potential conflict of interest in that, beginning in 2008, the portfolio managers who manage MML Emerging Growth also manage the Concentrated Emerging Growth strategy and have a share in Insight Capital’s revenues from the Concentrated Growth Strategy as described in the Compensation section. This revenue sharing may pose a special incentive to direct investment opportunities to the Concentrated Emerging Growth strategy rather than to MML Emerging Growth. However, Insight Capital believes its allocation procedures address this potential conflict to provide for fair allocation of investment opportunities appropriate for each strategy as described below.

In the allocation of investment opportunities among all accounts managed by Insight Capital, Insight Capital may give advice and take action with respect to any of its clients’ or its proprietary accounts that may differ from advice given or the timing or nature of action taken with respect to any other account so long as it is Insight Capital’s policy, to the extent practicable, to allocate investment opportunities over a period of time on a fair and equitable basis relative to other accounts. Procedures to implement fair and equitable allocation of investment opportunities include but are not limited to periodic investment management team meetings to identify and maintain buying opportunities as they arise (reviewing opportunities for accounts based on factors such as the overall market, price of the security and Insight Capital’s research), preparing written allocations of trade orders in advance of execution and with best execution principles in mind, averaging prices over block trade orders and allocating partially filled trade orders to accounts on a pro rata basis or on a statistically random basis, and documenting the reasons for any non-pro-rata allocations.

Compensation:

Mr. Molendyk and Mr. Swanson are compensated by Insight Capital. Each receives a fixed base salary plus an annual bonus based on the performance of MML Emerging Growth and other accounts. For purposes of determining the bonus, the pre-tax performance of MML Emerging Growth and other accounts for the one year period is compared to the pre-tax performance of their Peer Group for the same period. Each Portfolio Manager also shares in revenues of the Concentrated Emerging Growth strategy which includes receiving 25% of the asset based fee received by Insight Capital, paid quarterly and 20% of the incentive fee received by Insight Capital, which is based on a percentage of net gains of the applicable accounts in the strategy, paid after the calendar year end. Mr. Molendyk and Mr. Swanson have received and are eligible to receive additional non-qualified stock options to purchase shares of Insight Capital’s stock. Each also receives certain retirement, insurance and other benefits that are broadly available to all of the Insight Capital’s employees.

Northern Trust Investments, N.A.

Brent Reeder is primarily responsible for the day-to-day management of MML Equity Index and MML NASDAQ-100.

MML Equity Index

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Brent Reeder
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Equity Index.

Ownership of Securities:

As of December 31, 2008, the portfolio manager did not own any shares of MML Equity Index.

MML NASDAQ-100

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Brent Reeder
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML NASDAQ-100.

Ownership of Securities:

As of December 31, 2008, the portfolio manager did not own any shares of MML NASDAQ-100.

Conflicts of Interest:

NTI’s portfolio managers are often responsible for managing one or more funds, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The portfolio managers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. NTI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, NTI has adopted policies limiting the circumstances under which cross-trades may be effected. NTI conducts periodic reviews of trades for consistency with these policies.

Compensation:

The compensation for NTI the index funds’ portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of Northern Trust Corporation, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager’s performance and contribution to his or her respective team. For NTI index funds’ portfolio managers, the annual incentive award is not based on performance of the funds or the amount of assets held in the funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

T. Rowe Price Associates, Inc.

The portfolio manager of MML Growth Equity is Larry J. Puglia.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Larry J. Puglia
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Growth Equity.

Ownership of Securities:

As of December 31, 2008, the portfolio manager did not own any shares of MML Growth Equity.

Conflicts of Interest:

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation:

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Waddell & Reed Investment Management Company

The portfolio managers of MML Small Cap Growth Equity are Mark G. Seferovich and Kenneth G. McQuade.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Mark G. Seferovich
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]***	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]
Kenneth G. McQuade
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]***	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Small Cap Growth Equity.
***	The [ ] accounts listed under ‘other pooled’ are foreign sub-advised mutual funds.

Ownership of Securities:

As of December 31, 2008, the portfolio managers did not own any shares of MML Small Cap Growth Equity.

Conflicts of Interest:

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or account, such as the following:

•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account.

•

Simultaneous transactions in the same security are likely when a Fund and other funds and/or accounts are managed by the same portfolio manager. In that situation, the transactions are allocated, both as to amount and price, to the Fund and other funds and/or accounts pursuant to WRIMCO’s Allocation Procedures. In some cases, this method of allocation may adversely affect the price paid or received by the Fund and the size of the security position obtainable for the Fund.

WRIMCO and the Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation:

Integral to the retention of investment professionals are: a) a competitive base salary that is commensurate with the individual’s level of experience and responsibility; b) an attractive bonus structure linked to investment performance, described below; c) eligibility for a stock incentive plan in shares of Waddell & Reed Financial, Inc. that rewards teamwork; and d) paying for the cost of a leased automobile. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and e) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by the firm.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of portfolios managed by the portfolio manager relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers who manage with the same investment style at other firms. The secondary benchmark is an index of securities matched to the portfolio manager’s investment style. Half of each portfolio manager’s bonus is based upon a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by Waddell & Reed, with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in Waddell & Reed managed mutual funds, the WDR’s 401(k) plan offers Waddell & Reed managed mutual funds as investment options. No bonus compensation is based upon the amount of the mutual fund assets under management.

Wellington Management Company, LLP

The portfolio managers of MML Small Cap Growth Equity are Kenneth L. Abrams, Daniel J. Fitzpatrick, Steven C. Angeli, Mario E. Abularach and Stephen C. Mortimer.

Other Accounts Managed:

	Number of Accounts Managed*		Total Assets*			Number of Accounts Managed for which Advisory Fee is Performance- Based*		Total Assets*
Kenneth L. Abrams
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]
Daniel J. Fitzpatrick
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]
Steven C. Angeli
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]
Mario E. Abularach
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]
Stephen C. Mortimer
Registered investment companies**	[	]	$	[	]	[	]	$	[	]
Other pooled investment vehicles	[	]	$	[	]	[	]	$	[	]
Other accounts	[	]	$	[	]	[	]	$	[	]

*	The information provided is as of December 31, 2008.
**	Does not include MML Small Cap Growth Equity.

Ownership of Securities:

As of December 31, 2008, the portfolio managers did not own any shares of MML Small Cap Growth Equity.

Description of Material Conflicts:

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an investment professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Funds’ holdings. In addition, some of these portfolios have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant Fund to Wellington Management. Mr. Angeli also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional’s various client mandates.

Description of Compensation:

The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and Massachusetts Mutual Life Insurance Company with respect to the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended December 31, 2008.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including accounts with performance fees. Portfolio incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Abrams and Angeli, are partners of the firm.

Fund	Benchmark and/or Peer Group
MML Small Cap Growth Equity (portfolio managed by Messrs. Abrams and Fitzpatrick)	Russell 2000 Index
MML Small Cap Growth Equity (portfolio managed by Messrs. Angeli, Abularach and Mortimer)	Russell 2000 Growth Index

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION

Item 23: Exhibits

Exhibit A:

(1) Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993, incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

(2) Amendment, effective as of May 1, 2006, to Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993.(15)

(3) Amendment, effective as of August 15, 2008, to Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993, is filed herein as Exhibit A(3).

Exhibit B:

(1) Registrant’s By-Laws, as amended and restated August 6, 1993, incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

(2) Amendment, effective as of February 27, 2007, to Registrant’s By-Laws, as amended and restated August 6, 1993, is incorporated by reference to Exhibit B(2) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

Exhibit C:

Not Applicable.

Exhibit D:

(1) Investment Management Agreement between the Registrant and Massachusetts Mutual Life Insurance Company (“MassMutual”) on behalf of MML Growth Equity Fund and MML Small Cap Growth Equity Fund.(1)

(2) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Growth Equity Fund, effective as of November 28, 2007.(19)

(3) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Growth Equity Fund, effective as of June 1, 2008, is filed herein as Exhibit D(3).

(4) Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of May 1, 1999.(4)

(5) Amendment to Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of June 1, 2008, is filed herein as Exhibit D(5).

(6) Amendment to Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of July 1, 2008, is filed herein as Exhibit D(6).

(7) Investment Management Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(10) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(8) Investment Management Agreement between MassMutual and Registrant on behalf of MML Large Cap Value Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(11) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(9) Investment Management Agreement between MassMutual and Registrant on behalf of MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of May 1, 2000, incorporated by reference to Exhibit D(12) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(10) Investment Management Agreement between MassMutual and Registrant on behalf of MML Emerging Growth Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(13) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(11) Investment Sub-Advisory Agreement between Davis Selected Advisers, L.P. and MassMutual relating to the MML Large Cap Value Fund, effective as of November 15, 2005, incorporated by reference to Exhibit D(8) of Registrant’s Post-Effective Amendment No. 55 to the Registration Statement filed via EDGAR on February 8, 2006.

(12) Amendment to Investment Sub-Advisory Agreement between MassMutual and Davis Selected Advisers, L.P. relating to the MML Large Cap Value Fund, effective as of June 1, 2008, is filed herein as Exhibit D(12).

(13) Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML Equity Index Fund, effective as of January 31, 2003, incorporated by reference to Exhibit D(17) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(14) Amendment to Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML Equity Index Fund, effective as of June 1, 2008, is filed herein as Exhibit D(14).

(15) Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of January 31, 2003, incorporated by reference to Exhibit D(18) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(16) Amendment to Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of June 1, 2008, is filed herein as Exhibit D(16).

(17) Investment Sub-Advisory Agreement between MassMutual and Essex Investment Management Company, LLC relating to the MML Emerging Growth Fund, effective as of September 10, 2008.(23)

(18) Investment Sub-Advisory Agreement between Wellington Management Company, LLP and MassMutual relating to the MML Small Cap Growth Equity Fund, effective as of February 12, 2002, incorporated by reference to Exhibit D(23) of Registrant’s Post-Effective Amendment No. 48 to the Registration Statement filed via EDGAR on April 29, 2002.

(19) Amendment to Investment Sub-Advisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MML Small Cap Growth Equity Fund, effective as of June 1, 2008, is filed herein as Exhibit D(19).

(20) Investment Management Agreement between MassMutual and Registrant on behalf of MML Asset Allocation Fund, effective as of May 1, 2006.(15)

(21) Investment Management Agreement between MassMutual and Registrant on behalf of MML Equity Income Fund, effective as of May 1, 2006.(15)

(22) Investment Management Agreement between MassMutual and Registrant on behalf of MML Income & Growth Fund, effective as of May 1, 2006.(15)

(23) Investment Management Agreement between MassMutual and Registrant on behalf of MML Growth & Income Fund, effective as of May 1, 2006.(15)

(24) Investment Management Agreement between MassMutual and Registrant on behalf of MML Blue Chip Growth Fund, effective as of May 1, 2006.(15)

(25) Investment Management Agreement between MassMutual and Registrant on behalf of MML Large Cap Growth Fund, effective as of May 1, 2006.(15)

(26) Investment Management Agreement between MassMutual and Registrant on behalf of MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(27) Investment Management Agreement between MassMutual and Registrant on behalf of MML Mid Cap Value Fund, effective as of May 1, 2006.(15)

(28) Investment Management Agreement between MassMutual and Registrant on behalf of MML Mid Cap Growth Fund, effective as of May 1, 2006.(15)

(29) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of May 1, 2006.(15)

(30) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Cap Index Fund, effective as of May 1, 2006.(15)

(31) Investment Management Agreement between MassMutual and Registrant on behalf of MML Global Fund, effective as of May 1, 2006.(15)

(32) Investment Management Agreement between MassMutual and Registrant on behalf of MML Foreign Fund, effective as of May 1, 2006.(15)

(33) Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Asset Allocation Fund, effective as of May 1, 2006.(17)

(34) Amendment to Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Asset Allocation Fund, effective as of June 1, 2008, is filed herein as Exhibit D(34).

(35) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of May 1, 2006.(15)

(36) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of June 1, 2008, is filed herein as Exhibit D(36).

(37) Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Income & Growth Fund, effective as of May 1, 2006.(15)

(38) Amendment to Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Income & Growth Fund, effective as of June 1, 2008, is filed herein as Exhibit D(38).

(39) Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Growth & Income Fund, effective as of May 1, 2006.(17)

(40) Amendment to Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Growth & Income Fund, effective as of June 1, 2008, is filed herein as Exhibit D(40).

(41) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective as of May 1, 2006.(15)

(42) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective November 28, 2007.(19)

(43) Amendment Two to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective as of June 1, 2008, is filed herein as Exhibit D(43).

(44) Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Large Cap Growth Fund, effective as of May 1, 2006.(15)

(45) Amendment to Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Large Cap Growth Fund, effective as of June 1, 2008, is filed herein as Exhibit D(45).

(46) Investment Sub-Advisory Agreement between MassMutual and Legg Mason Capital Management, Inc. relating to the MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(47) Amendment to Investment Sub-Advisory Agreement between MassMutual and Legg Mason Capital Management, Inc. relating to the MML Concentrated Growth Fund, effective as of December 17, 2007.(19)

(48) Amendment Two to Investment Sub-Advisory Agreement between MassMutual and Legg Mason Capital Management, Inc. relating to the MML Concentrated Growth Fund, effective as of June 1, 2008, is filed herein as Exhibit D(48).

(49) Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Mid Cap Value Fund, effective as of May 1, 2006.(15)

(50) Amendment to Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Mid Cap Value Fund, effective as of June 1, 2008, is filed herein as Exhibit D(50).

(51) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Mid Cap Growth Fund, effective as of May 1, 2006.(15)

(52) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Mid Cap Growth Fund, effective as of June 1, 2008, is filed herein as Exhibit D(52).

(53) Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, N.A. relating to the MML Small Cap Index Fund, effective as of May 1, 2006.(17)

(54) Amendment to Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, N.A. relating to the MML Small Cap Index Fund, effective as of June 1, 2008, is filed herein as Exhibit D(54).

(55) Investment Sub-Advisory Agreement between MassMutual and Neuberger Berman Management, Inc. relating to the MML Global Fund, effective as of May 1, 2006.(15)

(56) Amendment to Investment Sub-Advisory Agreement between MassMutual and Neuberger Berman Management, Inc. relating to the MML Global Fund, effective as of June 1, 2008, is filed herein as Exhibit D(56).

(57) Investment Sub-Advisory Agreement between MassMutual and Templeton Investment Counsel, LLC relating to the MML Foreign Fund, effective as of May 1, 2006.(17)

(58) Amendment to Investment Sub-Advisory Agreement between MassMutual and Templeton Investment Counsel, LLC relating to the MML Foreign Fund effective as of June 1, 2008 is filed herein as Exhibit D(58).

(59) Investment Sub-Advisory Agreement between MassMutual and Insight Capital Research & Management, Inc. relating to the MML Emerging Growth Fund.(17)

(60) Amendment Investment Sub-Advisory Agreement between MassMutual and Insight Capital Research & Management, Inc. relating to the MML Emerging Growth Fund, effective as of June 1, 2008, is filed herein as Exhibit D(60).

(61) Investment Management Agreement between MassMutual and Registrant on behalf of MML Conservative Allocation Fund, effective as of August 31, 2007.(18)

(62) Investment Management Agreement between MassMutual and Registrant on behalf of MML Balanced Allocation Fund, effective as of August 31, 2007.(18)

(63) Investment Management Agreement between MassMutual and Registrant on behalf of MML Moderate Allocation Fund, effective as of August 31, 2007.(18)

(64) Investment Management Agreement between MassMutual and Registrant on behalf of MML Growth Allocation Fund, effective as of August 31, 2007.(18)

(65) Investment Management Agreement between MassMutual and Registrant on behalf of MML Aggressive Allocation Fund, effective as of August 31, 2007.(18)

(66) Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of November 28, 2007.(19)

(67) Amendment to Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of June 1, 2008, is filed herein as Exhibit D(67).

(68) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds Growth Fund, effective as of August 15, 2008.(22)

(69) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds International Fund, effective as of August 15, 2008.(22)

(70 Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds Core Allocation Fund, effective as of August 15, 2008.(22)

Exhibit E:

Distribution Agreement between the Registrant and MML Distributors, LLC, effective as of August 15, 2008.(21)

Exhibit F:

Amended and Restated Deferred Compensation Plan for Trustees of Registrant, effective as of January 1, 2009, is filed herein as Exhibit F.

Exhibit G:

(1) Custodian Agreement between Registrant and State Street Bank and Trust Company (“State Street”), effective as of January 1, 2008.(19)

(2) Appendix A to the Custodian Agreement between the Registrant and State Street, effective as of November 3, 2008, is filed herein as Exhibit G(2).

Exhibit H:

(1) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of May 1, 2000, incorporated by reference to Exhibit H(2) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(2) Amendment to the Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective February 11, 2002, incorporated by reference to Exhibit H(2) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(3) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(4) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Global Fund, effective as of May 1, 2006.(15)

(5) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds Growth Fund, effective as of August 15, 2008.(22)

(6) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds International Fund, effective as of August 15, 2008.(22)

(7) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds Core Allocation Fund, effective as of August 15, 2008.(22)

(8) Sub-Administration Agreement between MassMutual and State Street, effective as of January 1, 2008.(19)

(9) Appendix A to the Sub-Administration Agreement between MassMutual and State Street, effective as of November 3, 2008, is filed herein as Exhibit H(9).

(10) Participation Agreement among the Registrant, MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company.(18)

(11) First Amendment to Participation Agreement.(20)

(12) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Growth Equity Fund, MML NASDAQ-100® Fund, MML Emerging Growth Fund, MML Equity Index Fund and MML Global Fund.(20)

(13) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(18)

(14) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Growth Equity Fund, MML NASDAQ-100® Fund, MML Emerging Growth Fund, MML Equity Index Fund, MML Global Fund, MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(21)

(15) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML American Funds Growth Fund, MML American Funds International Fund and MML American Funds Core Allocation Fund.(22)

Exhibit I:

(1) Opinion of counsel as to the legality of shares being registered for MML Equity Index Fund, incorporated by reference to Exhibit 10 of Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on February 14, 1997.

(2) Opinion of counsel as to the legality of shares being registered for the MML Small Cap Growth Equity Fund and MML Growth Equity Fund.(8)

(3) Opinion of counsel as to the legality of shares being registered for MML Large Cap Value Fund, MML OTC 100 Fund (now known as MML NASDAQ-100® Fund) and MML Emerging Growth Fund.(14)

(4) Opinion of counsel as to the legality of shares being registered for MML Asset Allocation Fund, MML Equity Income Fund, MML Income & Growth Fund, MML Growth & Income Fund, MML Blue Chip Growth Fund, MML Large Cap Growth Fund, MML Concentrated Growth Fund, MML Mid Cap Value Fund, MML Mid Cap Growth Fund, MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), MML Small Cap Index Fund, MML Global Fund and MML Foreign Fund.(15)

(5) Opinion of counsel as to the legality of shares being registered for MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(18)

(6) Opinion of counsel as to the legality of Service Class and Service Class I shares.(21)

(7) Opinion of counsel as to the legality of shares being registered for MML American Funds Growth Fund, MML American Funds International Fund and MML American Funds Core Allocation Fund.(22)

Exhibit J:

(1) Not Applicable.

(2) Power of Attorney for Richard H. Ayers, Allan W. Blair, Mary E. Boland, Richard W. Greene, R. Alan Hunter, Jr., Robert E. Joyal and F. William Marshall, Jr.(15)

(3) Power of Attorney for Elaine A. Sarsynski.(20)

Exhibit K:

Not applicable.

Exhibit L:

Not Applicable.

Exhibit M:

Service Class and Service Class I Distribution and Services Plan.(21)

Exhibit N:

Amended and Restated Rule 18f-3 Plan for Registrant.(21)

Exhibit O:

Not applicable.

Exhibit P:

(1) Code of Ethics for Davis Selected Advisers, L.P., incorporated by reference to Exhibit P(1) of Registrant’s Post-Effective Amendment No. 54 to the Registration Statement filed via EDGAR on April 28, 2005.

(2) Code of Ethics for Waddell & Reed Investment Management Company.(20)

(3) Code of Ethics for MassMutual, MML Distributors, LLC and MML Series Investment Fund is filed herein as Exhibit P(3).

(4) Code of Ethics for Northern Trust Investments, N.A., incorporated by reference to Exhibit P(4) of Registrant’s Post-Effective Amendment No. 54 to the Registration Statement filed via EDGAR on April 28, 2005.

(5) Code of Ethics for Essex Investment Management Company, LLC.(23)

(6) Code of Ethics for Wellington Management Company, LLP is incorporated by reference to Exhibit P(6) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(7) Code of Ethics for AllianceBernstein L.P.(20)

(8) Code of Ethics for American Century Investment Management, Inc. is incorporated by reference to Exhibit P(9) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(9) Code of Ethics for Capital Guardian Trust Company.(20)

(10) Code of Ethics for Legg Mason Capital Management, Inc. is incorporated by reference to Exhibit P(12) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(11) Code of Ethics for Neuberger Berman Management, Inc. is incorporated by reference to Exhibit P(13) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(12) Code of Ethics for Templeton Investment Counsel, LLC.(20)

(13) Code of Ethics for T. Rowe Price Associates, Inc.(15)

(14) Code of Ethics for Insight Capital Research & Management, Inc. is incorporated by reference to Exhibit P(16) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(1)	Incorporated by reference as Exhibit D(2) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(2)	Intentionally omitted.
(3)	Intentionally omitted.
(4)	Incorporated by reference as Exhibit D(9) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(5)	Intentionally omitted.
(6)	Intentionally omitted.
(7)	Intentionally omitted.
(8)	Incorporated by reference as Exhibit (I)(3) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(9)	Intentionally omitted.
(10)	Intentionally omitted.
(11)	Intentionally omitted.
(12)	Intentionally omitted.
(13)	Intentionally omitted.
(14)	Incorporated by reference as Exhibit I(4) to Registrant’s Post-Effective Amendment No. 44 to the Registration Statement filed via EDGAR on May 1, 2000.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 to the Registration Statement filed via EDGAR on April 28, 2006.
(16)	Intentionally omitted.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 58 to the Registration Statement filed via EDGAR on February 28, 2007.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement filed via EDGAR on August 22, 2007.
(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 to the Registration Statement filed via EDGAR on February 21, 2008.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 to the Registration Statement filed via EDGAR on April 30, 2008.
(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to the Registration Statement filed via EDGAR on August 13, 2008.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 to the Registration Statement filed via EDGAR on August 13, 2008.
(23)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 69 to the Registration Statement filed via EDGAR on December 12, 2008.

Item 24:	Person Controlled by or Under Common Control with the Fund

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person. Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Currently, the Registrant provides a vehicle for the investment of assets of various separate investment accounts established by MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant’s series as are purchased with separate account assets. As a result, MassMutual will own a substantial number of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock.

1.	C.M. Life Insurance Company, a Connecticut corporation that operates as a life and health insurance company, all the stock of which is owned by MassMutual.

2.	MML Bay State Life Insurance Company, a Connecticut corporation that operates as a life and health insurance company, all the stock of which is owned by C.M. Life Insurance Company.

3.	CML Mezzanine Investor, LLC, a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company, all the stock of which is owned by C.M. Life Insurance Company.

4.	CML Mezzanine Investor L, LLC, a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund, all the stock of which is owned by C.M. Life Insurance Company.

5.	The MassMutual Trust Company, a federally chartered stock savings bank that performs trust services, all the stock of which is owned by MassMutual.

6.	MML Distributors, LLC, a Connecticut limited liability company that operates as a securities broker-dealer. MassMutual has a 99% ownership interest and MassMutual Holding LLC has a 1% ownership interest.

7.	MassMutual Holding LLC, a Delaware limited liability company that operates as a holding company for certain MassMutual entities, all the stock of which is owned by MassMutual.

8.	MassMutual Assignment Company, a North Carolina corporation that operates a structured settlement business, all the stock of which is owned by MassMutual Holding LLC.

9.	MML Investors Services, Inc., a Massachusetts corporation that operates as a securities broker-dealer, all the capital stock of which is owned by MassMutual Holding LLC.

10.	MML Insurance Agency, Inc., a Massachusetts corporation that operates as an insurance broker, all the stock of which is owned by MML Investors Services, Inc.

11.	MMLISI Financial Alliances, LLC, a Delaware limited liability company that operates as a securities broker-dealer. MML Investors Services, Inc. has a 51% ownership interest and Series Members have a 49% ownership interest.

12.	MassMutual Holding MSC, Inc., a Massachusetts corporation that operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding LLC owns all of the outstanding shares of MassMutual Holding MSC, Inc.

13.	MassMutual Corporate Value Limited, a Cayman Islands corporation, 46% of the shares of which are owned by MassMutual Holding MSC, Inc.

14.	MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an ownership interest of approximately 88.4% in MassMutual Corporate Value Partners Limited.

15.	9048-5434 Quebec, Inc., a Canadian corporation that operated as the owner of Hotel du Parc in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owned all the shares of 9048-5434 Quebec, Inc. This subsidiary is inactive.

16.	1279342 Ontario Limited, a Canadian corporation that operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada. MassMutual Holding MSC, Inc. owns all of the shares of 1279342 Ontario Limited.

17.	Cornerstone Real Estate Advisers LLC, a Delaware limited liability company that operates as an investment adviser, all the stock of which is owned by MassMutual Holding LLC.

18.	MML Realty Management Corporation, a Massachusetts corporation that formerly operated as a manager of properties owned by MassMutual, all the stock of which is owned by MassMutual Holding LLC.

19.	Cornerstone Office Management, LLC, a Delaware limited liability company that serves as the general partner of Cornerstone Suburban Office, L.P. Cornerstone Office Management, LLC is 50% owned by Cornerstone Real Estate Advisers, LLC and 50% owned by MML Realty Management Corporation. This entity has been cancelled/withdrawn in all jurisdictions.

20.	Cornerstone Suburban Office, LP, a Delaware limited partnership, that operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 30% limited partnership interest. This entity has been dissolved.

21.	Babson Capital Management LLC, a Delaware limited liability company that operates as an investment adviser, all the stock of which is owned by MassMutual Holding LLC.

22.	Babson Capital Securities Inc (formerly Babson Securities Corporation), a Massachusetts corporation that operates as a securities broker-dealer, all of the stock of which is owned by Babson Capital Management LLC.

23.	FITech Asset Management, L.P. (“AM”), a Delaware Limited Partnership, formed to manage FITech Domestic Value, L.P. (“the Fund”), a “fund-of-funds” that invests in hedge funds. Babson Capital Management LLC is a limited partner in AM, with a 58% controlling interest. This entity has been dissolved.

24.	FITech Domestic Partners, LLC (“DP”), a Delaware limited liability company that is a general partner of FITech Asset Management, L.P. (“AM”). Babson Capital Management LLC is a limited partner in DP, holding a 58% controlling interest. This entity has been dissolved.

25.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company, a Japanese registered investment adviser, all the stock of which is owned by Babson Capital Management LLC.

26.	Babson Capital Management Inc., a Delaware corporation that holds a “corporation” real estate license, all the stock of which is owned by Babson Capital Management LLC.

27.	Babson Capital Guernsey Limited, an investment management company organized under the laws of the Isle of Guernsey, all the stock of which is owned by Babson Capital Management LLC.

28.	Babson Capital Europe Limited (formerly known as Duke Street Capital Debt Management of London), an institutional debt-fund manager organized under the laws of England and Wales, all the stock of which is owned by Babson Capital Guernsey Limited.

29.	Almack Holding Partnership GP Limited, an English company that will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP, all the stock of which is owned by Babson Capital Europe Limited.

30.	Almack Mezzanine Fund Limited, an English company that will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine 1 LP, all the stock of which is owned by Babson Capital Europe Limited.

31.	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine II Leveraged LP and Almack Mezzanine II Unleveraged LP.

32.	Aldwych Funding, LLC, a Delaware limited liability company that makes loans and other investments, all the stock of which is owned by Babson Capital Management LLC.

33.	Oppenheimer Acquisition Corp. (“OAC”), a Delaware corporation that operates as a holding company for the Oppenheimer companies. MassMutual Holding LLC owns 97.7% of the capital stock of OAC.

34.	OppenheimerFunds, Inc. (“OFI”), a Colorado corporation that operates as the investment adviser to the Oppenheimer Funds, all the stock of which is owned by OAC.

35.	Centennial Asset Management Corporation, a Delaware corporation that operates as investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all of the stock of Centennial Asset Management Corporation.

36.	OppenheimerFunds Distributor, Inc., a New York corporation that operated as a securities broker-dealer, all the stock of which is owned by OppenheimerFunds, Inc.

37.	Oppenheimer Real Asset Management, Inc., a Delaware corporation that is the sub-adviser to a mutual fund investing in the commodities markets, all the stock of which is owned by OppenheimerFunds, Inc.

38.	Shareholder Financial Services, Inc., a Colorado corporation that operates as a transfer agent for mutual funds, all the stock of which is owned by OppenheimerFunds, Inc.

39.	Shareholder Services, Inc., a Colorado corporation that operates as a transfer agent for various Oppenheimer Funds and MassMutual Funds, all the stock of which is owned by OppenheimerFunds, Inc.

40.	OFI Private Investments, Inc., a New York based corporation that operates as a registered investment adviser, managing smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers on a subadvisory basis for a stated fee. OppenheimerFunds, Inc. owns all of the stock of OFI Private Investments, Inc.

41.	OFI Institutional Asset Management, Inc. (formerly known as OAM Institutional, Inc.), a New York based corporation that operates as a registered investment adviser, providing investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee. OppenheimerFunds, Inc. owns all of the stock of OFI Institutional Asset Management, Inc.

42.	Trinity Investment Management Corporation, a Pennsylvania corporation and registered investment adviser that provides portfolio management and equity research services primarily to institutional clients, all the stock of which is owned by OFI Institutional Asset Management, Inc.

43.	OFI Trust Company (formerly known as Oppenheimer Trust Company), a New York corporation that conducts the business of a trust company, all the stock of which is owned by OFI Institutional Asset Management, Inc.

44.	HarbourView Asset Management Corporation, a New York corporation that operates as an investment adviser, all the stock of which is owned by OFI Institutional Asset Management, Inc.

45.	OppenheimerFunds International Distributor Limited (formerly known as OppenheimerFunds (Asia) Limited), a Hong Kong mutual fund marketing company that is a subsidiary of OFI Institutional Asset Management, Inc. OppenheimerFunds, Inc. holds a 5% ownership interest and OFI Institutional Asset Management, Inc. holds a 95% ownership interest in OppenheimerFunds (Asia) Limited.

46.	OppenheimerFunds International, Ltd. (“OFIL”), a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), is the manager of OppenheimerFunds Real Asset Futures plc and OppenheimerFunds plc, each a Dublin-based investment company for which OFI provides portfolio management services as an investment adviser.

47.	Tremont Group Holdings, Inc. (formerly known as Tremont Capital Management, Inc. (which was formerly Tremont Advisers, Inc.)), a New York-based investment services provider that specializes in hedge funds, all the stock of which is owned by Oppenheimer Acquisition Corp.

48.	Tremont (Bermuda), Limited, a Bermuda-based investment adviser, all the stock of which is owned by Tremont Group Holdings, Inc.

49.	Tremont Partners, Inc. (formerly Tremont Advisers, Inc.), a Connecticut corporation that operates as a registered investment adviser, all the stock of which is owned by Tremont Group Holdings, Inc.

50.	Tremont Capital Management Limited, a company based in the United Kingdom, all the stock of which is owned by Tremont Group Holdings, Inc.

51.	Tremont Securities, Inc., a New York Company that acts as a registered broker-dealer, all the stock of which is owned by Tremont Group Holdings, Inc.

52.	Tremont Capital Management Corp., a New York Company, all the stock of which is owned by Tremont Group Holdings, Inc.

53.	Tremont Capital Management (Asia) Limited, a Hong Kong Company, all the stock of which is owned by Tremont Group Holdings, Inc.

54.	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-U.S. strategy based funds, all the stock of which is owned by Tremont Group Holdings, Inc.

55.	Tremont GP, Inc., a Delaware Corporation, all the stock of which is owned by Tremont Group Holdings, Inc.

56.	HYP Management LLC, a Delaware limited liability company that operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund. MassMutual Holding LLC owns all of the outstanding stock of HYP Management LLC.

57.	MassMutual High Yield Partners II LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds approximately 2.49%, MMHC Investment LLC holds approximately 34.11% and HYP Management, Inc. holds approximately 6.82% for an approximate total of 43.42% of the ownership interest in MassMutual High Yield Partners II LLC.

58.	MassMutual Benefits Management, Inc. (formerly known as Westheimer 335 Suites, Inc.), a Delaware corporation that supports MassMutual with benefit plan administration and planning services. MassMutual Holding LLC owns all of the outstanding stock of MassMutual Benefits Management, Inc.

59.	MMHC Investment LLC (formerly known as MMHC Investment, Inc.), a Delaware limited liability company that is a passive investor in MassMutual investments. MassMutual Holding LLC owns all of the outstanding stock of MMHC Investment LLC. This entity has been dissolved.

60.	MassMutual International LLC (formerly known as MassMutual International, Inc.), a Delaware corporation that operates as a holding company for those entities constituting MassMutual’s international insurance operations, all the stock of which is owned by MassMutual Holding LLC.

61.	MassMutual Europe, S.A., a corporation organized in the Grand Duchy of Luxembourg that operates as a life insurance company, all the stock of which is owned by MassMutual International LLC.

62.	MassMutual Asia Limited, a corporation organized in Hong Kong that operates as a life insurance company, 99.99% of which is owned by MassMutual International LLC and .01% of which is owned by MassMutual Holding LLC.

63.	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong that operates as a general insurance agent, 99.99% of which is owned by MassMutual Asia Limited and ..01% is owned by MassMutual Services Limited.

64.	MassMutual Trustees Limited, a corporation organized in Hong Kong that operates as an approved trustee for the mandatory provident funds. MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Limited), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Kenneth Yu (in trust for MassMutual Asia Ltd.) and Protective Capital (International) Limited each hold a 20% ownership interest in MassMutual Trustees Limited.

65.	Protective Capital (International) Limited, a corporation organized in Hong Kong that is a dormant investment company, 99.98% of which is owned by MassMutual Asia Limited, .01% by Jones Leung and .01% by Ling Sau Lei. Protective Capital (International) Limited currently holds a 6.38% ownership interest in MassMutual Life Insurance Company in Japan.

66.	MassMutual Services Limited, a corporation organized in Hong Kong that provided policyholders with estate planning services. MassMutual Asia Limited holds a 50% interest and Protective Capital (International) Limited holds a 50% interest in MassMutual Services Limited. This company is now inactive.

67.	MassMutual Guardian Limited, a corporation organized in Hong Kong that provided policyholders with estate planning services. MassMutual Asia Limited holds a 50% interest and Protective Capital (International) Limited holds a 50% interest in MassMutual Guardian Limited. This company is now inactive.

68.	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services, all the stock of which is owned by MassMutual Asia Limited.

69.	MassMutual International Holding MSC, Inc., a Massachusetts corporation that currently acts as a holding company for the interests of MassMutual International LLC in Taiwan, all the stock of which is owned by MassMutual International LLC.

70.	MassMutual Mercuries Life Insurance Co., a Taiwan corporation that operates as a life insurance company. MassMutual International Holding MSC, Inc. and Mercuries Group each hold a 39.01% ownership interest in MassMutual Mercuries Life Insurance Co. and 21.98% is owned by other shareholders.

71.	Fuh Hwa Securities Investment Trust Co. Ltd., a mutual fund firm in Taiwan. MassMutual Mercuries Life Insurance Company holds a 30.71% ownership interest, MassMutual International Holding MSC, Inc. holds a 21.14% ownership interest, Mercuries-Jeantex holds a 8.25% ownership interest, Mercuries-Fubao holds a 9.60% ownership interest, Mercuries & Associates, Ltd. holds a 3.29% ownership interest, Bank SinoPac holds a 4.63% ownership interest, Fuh Hwa employees hold a 10.09% ownership interest and other shareholders hold a 12.29% ownership interest. This entity has been sold.

72.	MassMutual Life Insurance Company, a Japanese corporation that operates as a life insurance company. MassMutual International LLC owns 80.03%, MassMutual Real Estate GK owns 7.64%, Protective Capital (International) Limited owns 6.38%, MassMutual Asia Limited owns 5.93% and MassMutual Life Insurance Company owns 0.02% of the outstanding shares of MassMutual Life Insurance Company (Japan).

73.	Hakone Fund LLC, a Delaware limited liability company authorized to purchase, borrow sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities, all the stock of which is owned by MassMutual Life Insurance Company.

74.	Hakone Fund II LLC, a Delaware limited liability company authorized to purchase, borrow, sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities, all of the stock of which is owned by MassMutual Life Insurance Company.

75.	MM Real Estate GK (formerly known as MM Real Estate Co., Ltd.), a Japanese entity that holds and manages real estate. MassMutual Life Insurance Company (Japan) holds a 4.8% ownership interest and MassMutual International LLC holds a 95% ownership interest in MM Real Estate Co., Ltd. This entity has been sold.

76.	MassMutual Global Wealth Management Limited, a Guernsey company that is the fund manager for its two subsidiary companies (MassMutual Global Allocation Funds PCC Limited and MassMutual Global Wealth Funds PCC Limited), all the stock of which is owned by MassMutual International LLC.

77.	MassMutual Mercuries Insurance Agency Co., Ltd, a Taiwan company which operates as a life insurance agency. MassMutual International holds a 50% interest in MassMutual Mercuries Insurance Agency Co., Ltd.

78.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile that operates as a holding company. MassMutual International LLC holds a 79.43% ownership interest, 1279342 Ontario Limited holds a 20.5% ownership interest and MassMutual Holding LLC holds a .07% ownership interest in MassMutual Internacional (Chile) Limitada.

79.	MassMutual (Chile) Limitada, a limited liability company organized in the Republic of Chile. MassMutual Internacional (Chile) Limitada holds a 99.99% ownership interest and MassMutual International LLC holds a .01% ownership interest in MassMutual (Chile) Limitada.

80.	Compañia de Seguros CorpVida S.A. (formerly known as Compañia de Seguros Vida Corp S.A., (which was formerly Mass Seguros de Vida, S.A.)) a corporation organized in the Republic of Chile that operates as an insurance company. MassMutual (Chile) Limitada owns 33.49%, Corp Group Vida Chile S.A. owns 37.48% and Corp Group Interhold S.A. owns 29.03% of the outstanding shares of Compañia de Seguros Vida Corp S.A.

81.	MML Financial, LLC, a Delaware limited liability company that operates as a holding company, all the stock of which is owned by MassMutual Holding LLC.

82.	MML Investment Products, LLC, a Delaware limited liability company licensed to carry on any lawful business purpose or activity not restricted by the Delaware Limited Liability Company Act, all the stock of which is owned by MML Financial, LLC. This company primarily makes investments.

83.	MML Assurance, Inc., a New York insurance company, all the stock of which is owned by MML Financial, LLC.

84.	Invicta Holdings LLC, a Delaware limited liability company that acts as a holding company, all the stock of which is owned by MML Financial, LLC. This entity has been sold.

85.	Invicta Capital LLC, a Delaware limited liability company that will guarantee the obligations of Invicta Credit LLC, all the stock of which is owned by Invicta Holdings LLC. This entity has been sold.

86.	Invicta Credit LLC, a Delaware limited liability company that will operate as a credit derivative product company selling credit protection using credit default swaps, all the stock of which is owned by Invicta Capital LLC. This entity has been sold.

87.	MassMutual Baring Holding, LLC, a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries, all the stock of which is owned by MassMutual Holding LLC.

88.	MassMutual Holdings (Bermuda) Ltd., a Bermuda company that acts as a holding company for certain MassMutual subsidiaries, all the stock of which is owned by MassMutual Baring Holding, LLC.

89.	Baring Asset Management Limited, a company incorporated under the laws of England and Wales that acts an investment manager/adviser, all the stock of which is owned by MassMutual Holdings (Bermuda) Ltd.

90.	Baring Fund Managers Limited, a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes, all the stock of which is owned by Baring Asset Management Limited.

91.	Baring International Investment Limited, a company incorporated under the laws of England and Wales that acts as an investment manager/adviser, all the stock of which is owned by Baring Asset Management Limited.

92.	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited, all the stock of which is owned by Baring Asset Management Limited.

93.	Baring Investment Services Limited, a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK, all the stock of which is owned by Baring Asset Management Limited.

94.	Baring International Investment Management Holdings, a company incorporated under the laws of England and Wales that acts as an intermediate holding company, all the stock of which is owned by Baring Asset Management Limited.

95.	Baring Asset Management GmbH, a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

96.	Baring France S.A.S. (formerly known as Baring Asset Management France S.A.), a company incorporated under the laws of France that handles distribution and client services for qualified investors, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

97.	Baring Investment Administrative Services (South Africa) Limited, a company incorporated under the laws of South Africa, all the stock of which is owned by Baring International Investment Management Holdings Limited. The company was incorporated to serve as the South African Representative Office for selected collective investment schemes as contemplated in the Regulations made pursuant to Section 37A(1) of the Units Trusts Control Act, 1981, as amended.

98.	Baring International Investment Management Limited, an intermediate holding company organized in Hong Kong, all the stock of which is owned by Baring International Investment Management Holdings Limited.

99.	Baring Asset Management UK Holdings Limited, a company incorporated under the laws of England and Wales that acts as an intermediate holding company, all the stock of which is owned by Baring International Investment Management Limited.

100.	Baring Asset Management (CI) Limited, an investment management company organized under the laws of the Isle of Guernsey, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

101.	Baring International Fund Managers (Ireland) Limited, a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

102.	Baring Mutual Fund Management (Ireland) Limited, a company incorporated under the laws of Ireland that acts as an investment adviser, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

103.	Baring Sice (Taiwan) Limited, a regulated company organized in Taiwan, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

104.	Baring Asset Management (Asia) Holdings Limited, an intermediate holding company organized in Hong Kong, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

105.	Baring Asset Management (Asia) Limited, a company organized in Hong Kong that acts as an investment adviser, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

106.	Baring International Fund Managers (Bermuda) Limited, a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

107.	Baring Asset Management (Japan) Limited, a company organized in Japan that acts as an investment adviser, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

108.	Baring Asset Management (Australia) Pty Limited, an investment adviser incorporated under the laws of Australia, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

109.	Baring Asset Management Holdings, Inc., a Delaware corporation that acts as an intermediate holding company, all the stock of which is owned by MassMutual Baring Holding LLC. This entity has been dissolved.

110.	Baring Asset Management, Inc., a Massachusetts corporation that acts as an investment adviser, all the stock of which is owned by MassMutual Baring Holding LLC.

111.	MassMutual Capital Partners LLC, a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

112.	First Mercantile Trust Company, a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals, all the stock of which is owned by MassMutual Holding LLC.

113.	MML Series Investment Fund, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

114.	MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

115.	MassMutual Select Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

116.	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

117.	Panorama Series Fund, Inc., a Maryland corporation that operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.

118.	Oppenheimer Series Fund Inc., a Maryland corporation that operates as an investment company of which MassMutual and its affiliates own a majority of certain series of shares issued by the fund.

119.	Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily US issuers including, to a limited extent, convertible high yield bonds. MMHC Investment LLC holds 40% of the mandatorily redeemable preferred shares if this issuer. Such preferred shares are treated as equity for tax purposes. MassMutual is the collateral manager of Saar Holdings CDO, Limited. Babson Capital Management LLC acts as sub-adviser.

120.	Perseus CDO I, Limited is a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in a diversified portfolio of assets including high yield bonds, senior secured loans, a limited amount of equity securities and certain other assets. MMHC Investment LLC holds 33.4% of the Class D subordinated notes issued by Perseus CDO I Limited. Such notes are treated as equity for tax purposes. MassMutual is the portfolio manager and Perseus Advisors, L.L.C. is the portfolio advisor of Perseus CDO I, Limited. Babson Capital Management LLC acts as sub-adviser.

121.	Antares Funding L.P. is a Cayman Islands exempted limited partnership that invests primarily in high yield bank loans and public high yield bonds. Antares Capital Corporation, formerly an indirect subsidiary of MassMutual, is the collateral manager of Antares Funding LP. Antares Capital Corporation manages the selection, acquisition and disposition of the Loan Collateral Debt Securities. MassMutual manages the High Yield Collateral Debt Securities and Babson Capital Management LLC acts as sub-adviser.

122.	Simsbury CLO Limited is a Cayman Islands corporation that operates as a collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. MassMutual is investment adviser and Babson Capital Management LLC acts as sub-adviser. MassMutual and its affiliated subsidiaries own 34.35% of the Junior Subordinated Notes.

123.	Enhanced Mortgage-Backed Securities Fund Limited is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed securities. Babson Capital Management LLC is the investment manager. MassMutual holds all of the Class B notes and has covenanted to hold at least 25% of the aggregate principal amount of the Class C Certificates directly or through a wholly owned affiliate.

124.	MML Private Placement Investment Company I, LLC, a Delaware limited liability company, all the stock of which is owned by MassMutual.

125.	MML Private Equity Fund Investor LLC, a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments, all the stock of which is owned by MassMutual.

126.	MML Mezzanine Investor, LLC, a Delaware limited liability company that acts as a blocker entity for MassMutual, all the stock of which is owned by MassMutual.

127.	MML Mezzanine Investor II, LLC, a Delaware limited liability company that acts as a blocker entity for MassMutual, all the stock of which is owned by MassMutual.

128.	MMC Equipment Finance LLC, a Delaware limited liability company established to engage primarily in equipment finance and leasing activities, all the stock of which is owned by MassMutual.

129.	Invicta Advisors LLC, a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC, all the stock of which is owned by MassMutual.

130.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) an equipment financing company that provides collateralized lending, financing and leasing services nationwide, all the stock of which is owned by MMC Equipment Finance LLC.

131.	Winmark Special Finance LLC, a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, all the stock of which is owned by MassMutual Asset Finance LLC.

132.	Winmark Limited Funding LLC, a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes that are secured by such assets (excluding residual interests), all the stock of which is owned by MassMutual Asset Finance LLC.

133.	WEF Seller LLC 2006-A, a Delaware limited liability company that previously held a portfolio of rights in equipment loans, equipment leases, related equipment and related rights, all the stock of which is owned by MassMutual Asset Finance LLC.

134.	WEF Issuer LLC 2006-A, a Delaware limited liability company that holds and manages equipment-related assets and makes payments on certain notes, all the stock of which is owned by WEF Seller LLC 2006-A.

135.	Special Value Continuation Fund, LLC

136.	Special Value Continuation Partners, LLC

137.	Special Value Opportunities Fund, LLC

138.	Tennenbaum Opportunities Fund V, LLC

139.	The Asia Pacific Fund, Inc.

140.	The Greater China Fund, Inc.

141.	OFI Institutional Asset Management, Ltd., a limited liability company formed in England, all the stock of which is owned by OppenheimerFunds International, Ltd.

142.	MML ABN Separate Account Holding Company LLC, a Delaware limited liability company which serves as an investment vehicle for a MassMutual separate account, all the stock of which is owned by MassMutual.

143.	MML ABN Separate Account Holding Company II LLC, a Delaware limited liability company which serves as an investment vehicle for a MassMutual separate account, all the stock of which is owned by MassMutual.

144.	MML Mezzanine Investor L, LLC, a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund, all the stock of which is owned by MassMutual.

145.	CML Re Finance LLC, a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties, all the stock of which is owned by C.M. Life Insurance Company.

146.	MML Re Finance LLC, a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties, all of the stock of which is owned by MassMutual.

147.	PL-Apts, LLC, a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee, all of the stock of which is owned by MassMutual.

MassMutual or Babson Capital acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

1.	MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates. MassMutual acts as adviser for MML Series Investment Fund II and Babson Capital Management LLC acts as sub-adviser to certain series.

2.	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual. MassMutual acts as adviser for each series and Babson Capital Management LLC acts as sub-adviser to certain series. OppenheimerFunds, Inc. and Baring International Investment Limited also act as sub-advisers to certain series.

3.	MassMutual Corporate Investors (“CI”), a Massachusetts business trust that operates as a closed-end investment company. Babson Capital Management LLC is the investment adviser to CI.

4.	MassMutual Participation Investors (“PI”), a Massachusetts business trust which operates as a closed end investment company. Babson Capital Management LLC acts as the investment adviser to PI.

5.	Antares Funding L.P. is a Cayman Islands exempted limited partnership that invests primarily in high yield bank loans and public high yield bonds. Antares Capital Corporation, formerly an indirect subsidiary of MassMutual, is the collateral manager of Antares Funding LP. Antares Capital Corporation manages the selection, acquisition and disposition of the Loan Collateral Debt Securities. MassMutual manages the High Yield Collateral Debt Securities and Babson Capital Management LLC acts a sub-adviser.

6.	MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an ownership interest of approximately 88.4% in MassMutual Corporate Value Partners Limited.

7.	MassMutual High Yield Partners II LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds approximately 2.49%, MMHC Investment LLC holds approximately 34.11%, and HYP Management, Inc. holds approximately 6.82% for an approximate total of 43.42% of the ownership interest in this company.

8.	Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily U.S. issuers including, to a limited extent, convertible high yield bonds. MMHC Investment LLC holds 40% of the mandatorily redeemable preferred shares of this issuer. Such preferred shares are treated as equity for tax purposes. MassMutual is the collateral manager of Saar Holdings CDO, Limited. Babson Capital Management LLC acts as sub-adviser.

9.	Perseus CDO I, Limited is a Cayman Island Corporation that operates as a collateralized debt obligation fund investing in a diversified portfolio of assets including high yield bonds, senior secured loans, a limited amount of equity securities and certain other assets. MMHC Investment LLC holds 33.4% of the Class D subordinated notes issued by Perseus CDO I Limited. Such notes are treated as equity for tax purposes. MassMutual is the portfolio manager and Perseus Advisors, L.L.C. is the portfolio advisor of Perseus CDO I, Limited. Babson Capital Management LLC is the sub-adviser.

10.	Suffield CLO, Limited is a Cayman Islands Corporation that operates as a collateralized loan obligations fund that invests primarily in domestic bank loans and high yield bonds. Babson Capital Management LLC is the investment adviser. MassMutual holds 23.13% of the preferred shares.

11.	Wilbraham CBO Ltd. is a Cayman Islands limited liability company that operates as collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. Babson Capital Management LLC is the investment manager. MassMutual owns 33.99% of the preferred shares.

12.	Enhanced Mortgage-Backed Securities Fund Limited is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed securities. Babson Capital Management LLC is the investment manager. MassMutual holds all of the Class B notes and has covenanted to hold at least 25% of the aggregate principal amount of the Class C Certificates directly or through a wholly owned affiliate.

13.	Special Value Bond Fund II, LLC is a Delaware limited liability company that operates as a high yield bond fund. Babson Capital Management LLC is co-manager of the fund. MassMutual owns 20% of the subordinated notes.

14.	Leland Fund, L.P., a Delaware limited partnership that has made investments in a diversified international fund. Babson Capital Management LLC is the investment manager. MassMutual holds 70.47% of the ownership interest in this entity.

15.	Longmeadow CDO Debt Fund I, Limited, a fund investing in collateralized debt obligation securities that is managed by Babson Capital Management LLC.

16.	Hampden CBO Ltd, a cash/flow CDO investing in investment-grade bonds and loans, primarily U.S. MassMutual holds a 23% interest in the fund, which is managed by Babson Capital Management LLC.

17.	Phoenix Funding Limited, a cash/flow CDO that is managed by Babson Capital Management LLC.

18.	PALMYRA Funding Limited, a fund investing in credit default swaps that is managed by Babson Capital Management LLC.

19.	PALMYRA Funding II Limited, a fund investing in credit default swaps that is managed by Babson Capital Management LLC.

20.	Enhanced Mortgage-Backed Securities Fund Limited III is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed and asset-backed securities, collateralized mortgage obligations, debt securities and derivative instruments. Mass Mutual holds approximately 90% of the equity in the Fund. Babson Capital Management LLC serves as the investment manager.

21.	Connecticut Valley Structured Credit CDO I, Ltd., a fund investing in CBO debt securities. Babson Capital Management LLC serves as the investment manager. MassMutual currently has a 28% interest in the fund.

22.	Storrs CDO Ltd., a special purpose corporation organized under the laws of the Cayman Islands, that invests primarily in residential mortgage-backed securities, commercial mortgage-backed securities, debt issued by real estate investment trusts and collateralized debt obligations. MassMutual holds a 20% equity interest in the company. Babson Capital Management LLC serves as investment adviser.

23.	Phoenix LINRA Limited, a public limited liability company incorporated and registered in Jersey, Channel Islands, that invests primarily in synthetic investment grade bonds using credit default swaps. Babson Capital Management LLC acts as a financial sub agent.

24.	Newton CDO Limited, an exempted company with limited liability incorporated under the laws of the Cayman Islands, that primarily invests in bank loans and high yield bonds. Babson Capital Management LLC acts as a collateral manager.

25.	Tower Square Capital Partners, L.P., a Delaware limited partnership organized by Babson Capital Management LLC Capital Management LLC to invest primarily in mezzanine debt securities, and to a lesser extent in senior debt and/or private equity securities. MassMutual and its affiliates own, directly or indirectly, approximately 71% of the equity interests, of which a subsidiary of Babson Capital Management LLC is the general partner. MassMutual has purchased 33% of the Limited Partnership Interests in Tower Square Capital Partners, L.P. Babson Capital Management LLC serves as the Investment Manager.

26.	Quantitative Enhanced Decisions Fund, L.P. is a Delaware limited partnership and Quantitative Enhanced Decisions Offshore Fund, Ltd is an exempted company incorporated under the laws of the Cayman Islands. Substantially all of the capital of these entities is invested through a master feeder structure in Quantitative Enhanced Decisions Master Fund, L.P., a Cayman Islands limited partnership. These funds, organized in 2002, seek to achieve returns through investments primarily in investment-grade fixed income assets, including mortgage-backed securities and asset-backed securities, and derivative instruments. MassMutual currently owns approximately 60% of the equity in the domestic fund. Babson Capital Management LLC acts as an adviser through its relationship in the GP adviser.

27.	MassMutual/Boston Capital Mezzanine Partners II, L.P. (“Fund II”) is a Delaware limited partnership that operates as a fund investing in junior and senior mortgage loans, mezzanine investments, preferred equity interests and other real estate assets located primarily in the United States. MassMutual is a limited partner and owns 28.7% of Fund II. Boston Mass II LLC, a Delaware limited liability company, is the investment advisor and general partner. Babson Capital Management LLC is a co-manager and owns 50% of Boston Mass II LLC. CM Life is a 1.04% limited partner of Fund II.

28.	Special Value Absolute Return Fund, LLC, a market value high yield/special situations CDO, organized under the laws of Delaware—Babson Capital Management LLC is a Co-Manager and a 7.5% Member of the Managing Member—MassMutual owns 7.5% of the equity in the fund (as a Member).

29.	Mill River Capital Partners, LP, a Convertible Arbitrage hedge fund (feeder fund), organized under the laws of Delaware. Babson Capital Management LLC is the sole member of the GP and is the Investment Manager—GP owns 0.1% of fund, MassMutual owns 99.9% (as the sole limited partner (LP)) (this is the on-shore feeder to the fund next named below).

30.	Mill River Master Fund, LP, a Convertible Arbitrage hedge fund (master fund) organized under the laws of the Cayman Islands. Babson Capital Management LLC is the sole member of the GP and is the Investment Manager—GP owns 0.1% of fund, feeder owns 99.9%.

31.	Connecticut Valley Structured Credit CDO II, Ltd., a cash flow CDO investing in CDO debt securities that is organized under the laws of the Cayman Islands. Babson Capital Management LLC is Portfolio Manager—MassMutual owns 22.24% of preference shares.

32.	Tower Square Capital Limited—Mezzanine debt and equity fund organized under the laws of the Cayman Islands, an offshore feeder for Tower Square fund.

33.	Freedom Collateralized Holding 1999 CDO, Ltd., a cash flow high yield bond CDO organized under the laws of the Cayman Islands. Babson Capital Management LLC serves as Investment Manager.

34.	Freedom Collateralized Holding 2000 CDO, Ltd, a cash flow high yield bond CDO organized under the laws of the Cayman Islands. Babson Capital Management LLC serves as Investment Manager. MassMutual owns 26% of the preference shares.

35.	Babson CLO Ltd. 2003-I is a Cayman Islands exempted limited liability company that operates as a collateralized loan obligations fund that invests primarily in domestic bank loans. Babson Capital Management LLC is the collateral manager. MassMutual holds 30.36% of the ordinary preferred shares.

36.	Jackson Creek CDO, Ltd. a Cayman corporation that operates as a fund investing in high yield debt securities. MassMutual owns 32.5% of the non-voting preferred shares. Babson Capital Management LLC is the collateral manager of Jackson Creek CDO, Ltd.

37.	Hakone Fund LLC, a Delaware limited liability company that invests in high yield bank loans, high yield bonds and commercial mortgage loans. MassMutual Life Insurance Company, a majority-owned indirect subsidiary of MassMutual will be the sole investor in Hakone. Babson Capital Management LLC is the investment manager.

38.	Enhanced Mortgage-Backed Securities Fund Limited IV is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed and asset-backed securities. Mass Mutual holds 38.33% interest in the Fund. Babson Capital Management LLC serves as the investment manager.

39.	Babson Capital High Yield LLC, a Delaware limited liability company that is an unregistered, open-end investment fund investing primarily in high yield corporate debt obligations. MassMutual owns approximately 27% of the interests in this fund.

40.	Winterset Capital Partners, L.P., a Delaware limited partnership that is a hedge fund. MassMutual holds 100% of the ownership interest in this fund.

41.	Winterset Master Fund, L.P., a Cayman Islands limited partnership that operates as a high yield bond and loan and special opportunities hedge fund.

42.	Babson CLO Ltd. 2004-I, an exempted company incorporated with limited liability under the laws of the Cayman Islands. MassMutual holds approximately 20% of the ownership interests in this fund in the form of subordinated notes.

43.	Hanover/Babson Equity Investors Manager LLC.

44.	Babson CLO Ltd. 2004-II.

45.	Babson CLO Ltd. 2005-I.

46.	Babson CLO Ltd. 2005-II.

47.	Great Lakes LLC.

48.	J/Z CBO (Delaware), LLC.

49.	Tower Square Capital LLC.

50.	TSCP Selective, L.P., a United States partnership.

51.	Babson Capital Loan Strategies Fund L.P.

52.	Pioneer Valley Structured Credit CDO I, Ltd.

53.	Stony Hill CDO I (Cayman), Ltd.

54.	Stony Hill CDO II (Cayman), Ltd.

55.	Stony Hill CDO III (Cayman), Ltd.

56.	Stony Hill CDO IV (Cayman), Ltd.

57.	Stony Hill CDO V (Cayman), Ltd.

58.	Griffin’s Wharf Fund, LLC, a Delaware limited liability company that operates as a long/short equity hedge fund.

59.	Griffin’s Wharf Offshore Fund, Ltd., a Cayman Islands corporation that operates as a long/short equity hedge fund.

60.	Simsbury CLO Limited is a Cayman Islands corporation that operates as a collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. MassMutual is investment adviser and Babson Capital Management LLC acts as sub-adviser. MassMutual and its affiliated subsidiaries own 34.35% of the Junior Subordinated Notes.

61.	Babson CLO Ltd. 2005 III

62.	Babson Capital Loan Strategies Master Fund, L.P.

63.	Cobbs Wharf Fund, L.P.

64.	Cobbs Wharf Master Fund, L.P.

65.	Osprey Strategies Ltd.

66.	Quantitative Enhanced Decisions Master Fund, LP.

67.	Quantitative Enhanced Decisions Offshore Fund, Ltd.

68.	Quantitative Enhanced Decisions Fund II, Ltd.

69.	Special Value Opportunities Fund, LLC

70.	Tower Square Capital Partners II, L.P.

71.	Tower Square Capital Partners II-A, L.P.

72.	Whately CDO I, Ltd.

73.	Enhanced Mortgage-Backed Securities Fund V Limited

74.	ELC 1999-II

75.	100.Wrightwood Capital LLC

76.	Aaardvark Funding Limited

77.	Aaardvark Funding II Limited

78.	Aaardvark Funding III Limited

79.	Aaardvark Funding IV Limited

80.	Aaardvark Funding ABS CDO 2007-1

81.	Aaardvark XS Funding Limited

82.	Babson Capital Loan Strategies Offshore Fund Ltd.

83.	Babson CLO Ltd. 2006-I

84.	Babson CLO Ltd. 2006-II

85.	Babson CLO Ltd. 2007-I

86.	Babson Mezzanine Realty Investors, LP

87.	Baring EMEA Absolute Return Fund plc

88.	Baring European Smaller Companies Absolute Return Fund plc

89.	Baring International Foreign Investment Trust

90.	Baring International Investment Limited Active/Passive Index Funds for Employee Trusts

91.	Baring International Investment Limited Trust for Employee Benefit Plans

92.	Baring Investment Series, LLC

93.	Baring Japan Absolute Return Fund plc

94.	Blue Chip Multi-Strategy Fund LP

95.	Blue Chip Multi-Strategy Management LLC

96.	Blue Chip Multi-Strategy Master Fund LP

97.	Cobbs Wharf Management LLC

98.	Cobbs Wharf Offshore Fund Ltd.

99.	Connecticut Valley Structured Credit CDO III, Ltd.

100.	Diversified Credit Opportunity Fund 2003-1, LLC

101.	Diversified Credit Opportunity Fund 2003-1 (Cayman), LP

102.	Fugu Credit PLC

103.	Great Lakes II LLC

104.	Greylock Synthetic CDO

105.	HarbourView CBO I, Limited

106.	HarbourView CDO II, Limited

107.	HarbourView CDO III, Limited

108.	HarbourView CLO IV, Limited

109.	HarbourView CLO 2006-1, Limited

110.	Iris SPV PLC

111.	Leland Fund Master GP, L.P.

112.	Leland Fund Multi GP, Ltd.

113.	Loan Strategies Management LLC

114.	Merryall Fund LP

115.	Merryall Management LLC

116.	Merryall Master Fund L.P.

117.	Mill River Management LLC

118.	OFI Institutional Alpha-Plus Fund, LP

119.	OFI Institutional Core Fixed Income Fund, LLC

120.	OFI Institutional Core Plus Fixed Income Fund, LP

121.	OFI Institutional Discovery Small Cap Growth Fund, LLC

122.	OFI Institutional Emerging Markets Equity Fund, LP

123.	OFI Institutional Enhanced Index Large Cap Growth Fund, LLC

124.	OFI Institutional Fundamental Mid Cap Value Fund, LLC

125.	OFI Institutional Fundamental Small Cap Growth Fund, LLC

126.	OFI Institutional International Equity Fund, LP

127.	OFI Institutional Micro Cap Value Fund, LLC

128.	OFI Institutional Mid Cap Concentrated Growth Fund, LLC

129.	OFI Institutional Mid Cap Growth Fund, LLC

130.	OFI Institutional Commodities Strategy Fund I, LLC

131.	OFI Institutional Short Duration Fixed Income Fund, LLC

132.	OFI Institutional Small Cap Growth Fund, LLC

133.	OFI Institutional SMid Cap Core Fund, LLC

134.	OFI Institutional Market Neutral Fund, LLC

135.	OFI Institutional Mid Cap Value Fund, LLC

136.	OFI Institutional Small Cap Core Fund, LLC

137.	OFI Institutional Small Cap Value Fund, LLC

138.	OFI Institutional Opportunistic Long Short Fund, LLC

139.	OFI Institutional Commodities Opportunities Fund, LLC

140.	OFI Institutional Commodities Strategy Fund II, LLC

141.	OFI Institutional Floating Rate Loan Fund, LLC

142.	OFI Institutional Global Opportunities Fund, LP

143.	OFI Institutional Baring International Fund, LP

144.	OFI Institutional International Index Fund, LP

145.	OFI Institutional Large Cap Core Index Fund, LLC

146.	OFI Institutional Small Cap Index Fund, LLC

147.	Oppenheimer Tremont Opportunity Fund, LLC

148.	Oppenheimer Tremont Market Neutral Fund, LLC

149.	OFITC Capital Appreciation Fund

150.	OFITC Core Fixed Income Fund

151.	OFITC Core Plus Fixed Income Fund

152.	OFITC Emerging Markets Equity Fund

153.	OFITC Enhanced Index Large Cap Core Fund

154.	OFITC Enhanced Index Large Cap Growth Fund

155.	OFITC Enhanced Index Large Cap Value Fund

156.	OFITC Fundamental Small Cap Relative Value Fund

157.	OFITC Global Fund

158.	OFITC Growth & Income Fund

159.	OFITC International ADR Fund

160.	OFITC International Growth Fund

161.	OFITC Intrinsic Value Fund

162.	OFITC Large Cap Core Fund

163.	OFITC Large Cap Value Fund

164.	OFITC Mid Cap Value Fund

165.	OFITC Commodities Strategy Fund I

166.	OFITC Commodities Strategy Fund II

167.	OFITC Commodities Opportunities Fund

168.	OFITC Opportunistic Long Short Fund

169.	OFITC Short Duration Fixed Income Fund

170.	OFITC Small Cap Core Fund

171.	OFITC Small Cap Growth Fund

172.	OFITC Small Cap Value Fund

173.	OFITC SMid Cap Core Fund

174.	OFITC SMid Cap Value Fund

175.	OFITC Quality Bond Fund

176.	OFITC Large Cap Relative Value Fund

177.	OFITC High Yield Fund

178.	OFITC Small Cap Core Fund II

179.	OFITC Money Market Fund

180.	OFITC U.S. Government Trust Fund

181.	OFI Stable Value Trust

182.	Phoenix Funding Limited

183.	Rockall CLO B.V.

184.	Sapphire Valley CDO I, Ltd.

185.	Special Value Absolute Return Fund, LLC

186.	Special Value Bond Fund II, LLC

187.	Winterset Management LLC

MassMutual or Cornerstone Real Estate Advisers LLC acts as the investment adviser or manager of the following investment companies and limited liability companies, and as such may be deemed to control them.

1.	Cornerstone Apartment Fund I, LLC. MassMutual’s ownership interest in this company is 19%.

2.	Cornerstone Partners I, LLC. MassMutual’s ownership interest in this company is 35%.

3.	Cambridge Hotel, LLC, a Delaware limited liability company. MassMutual holds a 65% ownership interest in this company.

4.	CAV I, Inc., a Maryland corporation that invests in residential properties. MassMutual holds a 24.1% ownership interest in this corporation.

5.	Cornerstone Partners IV, LLC, a Delaware limited liability company. MassMutual holds a 55% ownership interest in this company.

6.	Cornerstone Rotational Fund, LLC, a Delaware diversified, closed-end fund. MassMutual holds 100% of the ownership interest in this fund. This entity has merged into Cornerstone Rotational Venture, LLC.

7.	Cornerstone Rotational Venture, LLC.

8.	CREA/PPC Venture, LLC, a Delaware limited liability company. MassMutual is the managing and controlling member of this entity.

9.	LVC-APTS, LP, a Delaware limited partnership formed to take title to residential property.

10.	Cornerstone Apartment Venture I, LLC is 100% owned by MassMutual on behalf of MassMutual and a MassMutual insurance company separate investment account whose sole contract holder is a New York State Teacher’s Retirement System. The entity was formed for the purpose of acquiring interest in entities that develop, own and operate apartment projects.

11.	West Conshohocken, LP, a Pennsylvania limited partnership that owns an office building in suburban Philadelphia. MassMutual wholly owns this entity.

12.	West Conshohocken, LLC, a Pennsylvania limited liability company that is the general partner of West Conshohocken, LP.

13.	Rockville Town Center, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company.

14.	Marco Island Condominium, LLC, a Florida limited liability company that was formed for the purpose of developing and selling condominiums constructed in Marco Island, Florida. This entity is 100% owned by MassMutual.

15.	Three Hundred Third Street, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company.

16.	Hickory Creek Industrial, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company. This entity has been withdrawn/cancelled in all jurisdictions.

17.	VPRH, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company.

18.	Corporate Crossing, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company. This entity has been withdrawn/cancelled in all jurisdictions.

19.	Cornerstone Real Estate Advisers Asia Limited, a Hong Kong private limited company incorporated 01/23/08 and applying to become a licensed corporation regulated by the SFC in Hong Kong to conduct Type 1 (Dealing in Securities), Type 4 (Advising on Securities) and Type 9 (Asset Management) regulated activities, all of the shares of which are owned by Cornerstone Real Estate Advisers LLC.

20.	Cornerstone Real Estate Advisers Europe B.V., a Netherlands Private Limited Liability Company incorporated 10/31/08 and applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets, all of the shares of which are owned by Cornerstone Real Estate Advisers LLC.

Item 25:	Indemnification

Article VIII of Registrant’s Agreement and Declaration of Trust provides for the indemnification of Registrant’s Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual’s directors’ and officers’ liability insurance program, which covers Registrant’s Trustees and officers, consist of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26:	Business and Other Connections of the Investment Adviser

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation, which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual’s primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and life insurance business in six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual. MassMutual’s principal lines of business are (i) the Individual Insurance Group, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual International.

The directors and executive vice presidents of MassMutual, which is located at 1295 State Street, Springfield, Massachusetts, 01111-0001, their positions with MassMutual, and their other principal business affiliations and business experience for the past two years are as follows:

Directors

ROGER G. ACKERMAN, Director (since 1991), Chairman, Corporate Governance Committee and Member, Executive and Operations Committees

Retired Chairman and Chief Executive Officer (since 2001), Corning Incorporated, P.O. Box 45, Phoenix, New York 13135 (manufacturer of advanced materials, communication equipment and environmental products); Director (since 1991), The Brinks Company (transportation and security services), 1801 Bayberry Ct., P.O. Box 18100, Richmond, Virginia 23226-8100; Member, Business Roundtable (since 1996); Member, The Business Council (since 1997); Member, Executive committee, National Association of Manufacturers (since 1991); and Member, Board of Overseers, Rutgers University Foundation (since 1996).

THOMAS C. BARRY, Director (since 2007) and Member, Audit and Investment Committees

Founder, President and Chief Executive Officer (since 1993), Zephyr Management, L.P., 320 Park Avenue, New York, New York 10022; Director, African Capital Alliance, Ltd., Lagos, Nigeria; Member, Council on Foreign Relations, New York, New York; Director, The European Institute of Business Administration (INSEAD), Fontainebleau, France; Director, Harvard Business School Alumni Association, Cambridge, Massachusetts; Trustee, The Hotchkiss School, Lakeville, Connecticut; Advisory Board President, IMEF (INSEAD’s Charitable Foundation), Fontainebleau, France; Dean’s Council, The John F. Kennedy School of Government, Harvard University, Cambridge, Massachusetts; Board, South African Capital Growth Fund; Chairman, Summer Search, New York, New York; Director, Techno Serve, Norwalk, Connecticut; Director, Trickle Up, New York, New York; Trustee, University School, Cleveland, Ohio; and Member, Yale University President’s Council on International Affairs, New Haven, Connecticut.

JAMES R. BIRLE, Lead Director (since 2007) Chairman (2005-2006), Director (since 1996), Chairman, Executive and Investment Committees and Member, Corporate Governance and Operations Committees Chairman (since 1997), Resolute Partners, LLC; President (1994-1997) and Founder (1994), Resolute Partners, Inc. (private merchant bank), Greenwich, Connecticut.

KATHLEEN A. CORBET, Director (since 2008) and Member, Investment and Operations Committees

Former President (2004-2007), Standard & Poor’s, New York, New York; Trustee, Chair, Committee on University Advancement and Member, Nominations and Governance Committee, Boston College, Chestnut Hill, Massachusetts 02467; Member, Dean’s Executive Advisory Board, New York University Stern School of Business, New York, New York 10012; Member, New Canaan Board of Finance, New Canaan, Connecticut; Treasurer, League of Women Voters of New Canaan (Not for profit), New Canaan, Connecticut; and Member, Investment Advisory Committee, New York Community Trust (Not for profit).

JAMES H. DeGRAFFENREIDT, JR., Director (since 2002) and Member, Audit and Corporate Governance Committees

Chairman and Chief Executive Officer (since 1998), Director (since 2001), WGL Holdings, Inc., Washington, D.C., parent company of Washington Gas Light Company (public utility holding company), 101 Constitution Avenue, NW, Washington, DC 20080; Chairman and Chief Executive Officer (since 1998), Director (since 1994), Washington Gas Light Company; Chairman (since 2007) and Director (since 1998), American Gas Association, Washington, D.C.; Director (since 1996), Harbor Bankshares Corporation (Holding Company), Baltimore, Maryland; Director (1998-2006), MedStar Health, Columbia, Maryland; Co-Chairman of the Board (2004-2006) and Director (since 1998), Alliance to Save Energy, Washington, DC; Trustee (since 1999), Federal City Council, Washington, D.C.; Trustee (since 1995), Maryland Science Center, Baltimore, Maryland; and Trustee (since 1999), Walters Art Museum, Baltimore, Maryland.

PATRICIA DIAZ DENNIS, Director (since 1996) and Member, Human Resources and Investment Committees

Senior Vice President and Assistant General Counsel Labor and Employment (since 2005), Senior Vice President and Assistant General Counsel (2004-2005), AT&T Services, Inc. (formerly SBC Services, Inc.), San Antonio, Texas; Chair (2003-2005), The Tomas Rivera Policy Institute; Trustee (1993-2005), Radio and Television News Directors Foundation; National First Vice-Chair (2002-2005) and Chairman of the National Board of Directors (2005-2008), Girl Scouts of the U.S.A.; Director (since 2001), UST-NYSE; Director (2001-2005), Entravision-NYSE; Director (2005-2006), CarrAmerica NYSE; Trustee (since 2003), NHPfoundation; Director (since 2006), Matt Foundation, Inc.; and Regent (1999-2005), Texas State University System.

JAMES L. DUNLAP, Director (since 1989) and Member, Audit and Human Resources Committees

Member, Board of Trustees (since 1998), Culver Educational Foundation, 130 Academy Road, Culver, Indiana 46511-1291; Member, Council of Overseers (since 1987), Jesse H. Jones Graduate School of Administration, Rice University, MS 531, 6100 Main Street, Houston, Texas 77005-1891; Member of the Corporation (since 2001), Woods Hole Oceanographic Institution, Woods Hole, Massachusetts 02543; Member, Board of Trustees, Advisor (since 1991), Nantucket Conservation Foundation, Inc., P.O. Box 13, 118 Cliff Road, Nantucket, Massachusetts 02554-0013; and Director and Member of Compensation and Governance Committees (since 2003), El Paso Corporation, 1001 Louisiana Street, Houston, Texas.

WILLIAM B. ELLIS, Director (since 1996), Chairman, Audit Committee and Member, Executive and Investment Committees.

Lecturer and Resident Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Director (since 1998), Pew Center on Global Climate Change; Trustee (since 2005), Carnegie Mellon University; and Director (since 1995), Renegy Holdings Inc. (formerly known as Catalytica Energy Systems, Inc.).

ROBERT A. ESSNER, Director (since 2002), Chairman, Human Resources Committee and Member Operations Committees

Chairman (since 2008), Chairman and Chief Executive Officer (2006-2007), Chairman, President and Chief Executive Officer (2003-2006) and Director (since 1997), Wyeth, 5 Giralda Farms, Madison, New Jersey 07940; and Trustee (since 2002), PennMedicine (the entity governing the University of Pennsylvania School of Medicine and the University of Pennsylvania Health System).

ROBERT M. FUREK, Director (since 1996) and Member, Corporate Governance and Operations Committees

Partner (since 1997), Resolute Partners LLC (private merchant bank); President (since 2003), CATELECTRIC Corp.; Director, ConnCan (non-profit) (current); Director, Island Country Club Charitable Foundation (non-profit) (current); and Trustee, Chair of the Development Committee (1997-2006), Kingswood-Oxford School.

CAROL A. LEARY, PH.D, Director (since 2004) and Member, Audit and Investment Committees

President (since 1994), Bay Path College, 588 Longmeadow Street, Longmeadow, Massachusetts 01106; Director (since 2001), Chair, Compensation Committee (since 2006) and Member, Audit and Governance Committees (since 2001), United Bank, 95 Elm Street, West Springfield, Massachusetts 01089; Past Chair-Chair (2003-2004), Chair of Nominating Committee (2004-2005), the Association of Independent Colleges and Universities in Massachusetts; Chair (2004-2006), Member, Personnel Committee (since

2004), Trustee and Member Compensation Committee (On-going), Community Foundation of Western Massachusetts; Director/Trustee (since 2002) and Treasurer (since 2005), Women’s College Coalition; Member, Board of Trustees (since 2003) and Member, Compensation Committee, The Frank Stanley Beveridge Foundation, Inc.; Member (since 1995), Affiliated Chambers of Commerce of Greater Springfield (Massachusetts); Director (since 2002), Economic Development Council; Trustee (since 1994), Cooperating Colleges of Greater Springfield (Massachusetts); and Founding Trustee (since 2004), Go Fit Foundation.

RAYMOND W. LeBOEUF, Director (since 2008) and Member, Investment and Operations Committees

Chairman and Chief Executive Officer, Retired (1997-2005), PPG Industries, Inc., Pittsburgh, Pennsylvania; Director (since 2000) and Member, Audit and Compensation Committees, ITT Corp.; and Director (since 1997), Chairman, Audit Committee and Member, Compensation Committee, Praxair.

WILLIAM B. MARX, JR., Director (since 1990), Chairman, Operations Committee and Member, Corporate Governance Committee

Senior Executive Vice President, Retired (since 1996), Lucent Technologies (public telecommunications systems and software), 600 Mountain Avenue, Murray Hill, New Jersey 07947.

JOHN F. MAYPOLE, Director (since 1996) and Member, Corporate Governance and Operations Committees

Managing Partner, (since 1984), Peach State Real Estate Holding Company, LLP (Real Estate Investment Company); Co-owner of family businesses (including Maypole Chevrolet, Inc.) (since 1984); Director (1992-2005), Chair-Nominating, Corporate Committees, Member, Governance & Compensation Committee and Member, Audit Committee, Dan River, Inc. (textile manufacturer); Director (1998-2005) and Member, Compensation Committee, Meridian Automotive Systems, Inc. (formerly American Bumper & Mfg. Co.) (manufacturer of automotive/truck components); Director (1999-2006) and Chair, Governance and Nominating Committee, Church & Dwight Co., Inc. (household product/personal care and specialty chemical (Arm & Hammer)) Princeton, New Jersey; Director (since 2002), Chair, Auditing and Investment Committees, and Member, Board Governance, and Compensation & Development Committees, National Captioning Institute, 1900 Gallows Road, Suite 3000, Vienna, Virginia 22182; and Director (since 2004) and Chair, Audit Committee, Knoll, Inc. (design and manufacturer of office furniture and textiles).

MARC F. RACICOT, Director (since 2001) and Member, Audit and Human Resources Committees

President (since 2005), American Insurance Association, 1130 Connecticut Avenue, NW, Suite 1000, Washington, DC 20036; Partner (2001-2005), Bracewell & Giuliani, L.L.P., 2000 K Street, N.W., Suite 500, Washington, D.C. 20006-1872; Director (since 2001), Burlington Northern Santa Fe Corporation; Chairman (since 1999) and Member (since 1993), Jobs for America’s Graduates; Co-Chairman and Member (2001-2005), United States Consensus Council; and Director (2001-2006), Siebel Systems.

STUART H. REESE, Director (since 2005) and Member, Corporate Governance, Executive, Operations and Investment Committees

Executive Officer

WILLIAM T. SPITZ, Director (since 2007) and Member, Audit and Investment Committees

Vice Chancellor for Investments Emeritus (since 1997) and Vice Chancellor and Chief Investment Officer, Vanderbilt University, 2100 West End Avenue, Nashville, Tennessee 37203; Founder and Director (since 1995), Diversified Trust Company; Director (since 2007), Acadia Realty Trust; Director (since 2007), Cambium Global Timberland Ltd.; and Member, Bessemer Trust Company.

STUART H. REESE, Chairman, President and Chief Executive Officer and Director

Chairman, President and Chief Executive Officer (since 2007), President and Chief Executive Officer (2005-2006), Director (since 2005), Executive Vice President and Chief Investment Officer (1999-2005), MassMutual; Chairman (2000-2005) Member of the Board of Managers and Chief Executive Officer (1999-2005), and President (1999-2001 and 2003-2005), Babson Capital Management LLC, Independence Wharf, 470 Atlantic Avenue, Boston, Massachusetts 02210-2208; Chairman and Trustee (1999-2005), MML Series Investment Fund and MassMutual Select Funds (open-end investment companies); Chairman (1999-2005) and Trustee (1999-2005), MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Chairman (2001-2005), MMCI Subsidiary Trust and MMPI Subsidiary Trust; Director (1994-2005), MassMutual Corporate Value Partners Limited, (investment company); Member of the Advisory Board (1996-2005), MassMutual High Yield Partners II LLC (investment company); President (1996-2005), HYP Management LLC; Chairman, Director (1996-2006) and President and Chief Executive Officer (2003-2006), Charter Oak Capital Management, Inc.; Director (2003-2005), Babson Capital Securities Inc (broker-dealer); Director and Member, Compensation and Audit Committees (1999-2005), Cornerstone Real Estate Advisers LLC; Director (since 1999), MLDP Holdings; President (1996-2005), MMHC Investment LLC (formerly known as MMHC Investment, Inc.); Chairman, Director, President and Chief Executive Officer (since 2005) and Executive Vice President-Investments (1996-2005),

MML Bay State Life Insurance Company; Chairman, Director, President and Chief Executive Officer (since 2005) and Executive Vice President-Investments (1996-2005), C.M. Life Insurance Company; Chairman, Director, President and Chief Executive Officer (since 2005) and Executive Vice President (2000-2005), MassMutual Holding LLC; Director (1999-2005), MassMutual Holding MSC, Inc.; Director (2005-2006), MassMutual International, Inc. (now known as MassMutual International LLC); Director (2004-2005), MassMutual Investment Management Company (Japan); Director (2004-2005), MML Assurance, Inc.; Director and Member of Audit Committee (since 1999), Oppenheimer Acquisition Corp.; Director (1994-2005), MassMutual Corporate Value Limited; Executive Vice President Investments (1996-2005), CM Assurance Company; Executive Vice President Investments (1996-2005), CM Benefit Insurance Company; Director (2001-2005), Antares Asset Management, Inc.; Director and Chairman (1996-2005), Antares Capital Corp.; Director (2003-2005), Babson Investment Company; Director (1999-2005), Merrill Lynch Derivative Products; Advisory Board Member (1995-2006), Kirtland Capital Partners (investment partnership); Director and Member, Finance Committee (since 2006), American Council of Life Insurers; Director, Class B (since 2006), Federal Reserve Bank of Boston; Trustee (since 2008), Gettysburg College; Director (since 2007), Christian Medical Fellowship; and Chair, Advisory Board (since 2006), LRN-RAND Center for Corporate Ethics, Law and Governance.

ROGER W. CRANDALL, Executive Vice President, Chief Investment Officer and Co-Chief Operating Officer

Executive Vice President, Chief Investment Officer and Co-Chief Operating Officer (since July 2007), Executive Vice President and Chief Investment Officer (June 2005-July 2007) and Member of the Office of the CEO (since June 2005), MassMutual; President (2006-2007) and Chief Executive Officer (since 2005), Chairman (since 2005) and Member of the Board of Managers (since 2003), Vice Chairman (from March 2005 to June 2005) and Managing Director (since 2000), Babson Capital Management LLC; Non-Executive Director (since 2005), Baring Asset Management Limited; Director (since 2004), Babson Capital Europe Limited; Chairman (since 2005), Trustee (since 2003) and President (2003-2005), MassMutual Corporate Investors and MassMutual Participation Investors; Chairman (since 2005), Trustee (since 2003) and President (2003-2005), MMCI Subsidiary Trust and MMPI Subsidiary Trust; Director (since 2005), Babson Capital Japan KK; Chairman and Director (since 2005), Cornerstone Real Estate Advisers LLC; Executive Vice President-Investments (since 2005) C.M. Life Insurance Company; Executive Vice President-Investments (since 2005), MML Bay State Life Insurance Company; Director (since 2003), MassMutual Corporate Value Limited; Director (since 2003), MassMutual Corporate Value Partners Limited; Director and Vice President (since 2005), MassMutual Holdings (Bermuda) Ltd.; Director and President (since 2005), MassMutual Holding MSC, Inc.; Director (2003-2005), Antares Capital Corporation; Director (2001-2005), Antares Asset Management, Inc; Director (since 2004) and Executive Committee Member (since 2005), MML Assurance, Inc.; President (since 2003), Director (1996-2006) and Member of the Advisory Board (since 2003), HYP Management LLC; President (1998-2006), MassMutual/Darby CBO IM, Inc.; Director (since 1996) and Senior Vice President (since 2003), MMHC Investment LLC; Director (since 2005), Oppenheimer Acquisition Corp.; Director, Chairman and Chief Executive Officer (since 2006), MassMutual Capital Partners LLC; Director (since 2006), MassMutual International LLC; Director (since 2004), Jefferies Finance LLC; Director (since 1999), SAAR Holding CDO Ltd.; and Member of Advisory Board (since 2004), MassMutual High Yield Partners II, LLC.

JOHN V. MURPHY, Executive Vice President

Executive Vice President (since 1997) and Member of the Office of the CEO (since 2005), Executive Vice President (since 2000), MassMutual Holding LLC; MassMutual, 1295 State Street, Springfield, Massachusetts; Chairman, President (since 2001) and Director, Oppenheimer Acquisition Corp. and Oppenheimer Partnership Holdings, Inc.; Director (since 2001), Centennial Asset Management Corporation; Director, OppenheimerFunds Distributor, Inc.; Chairman, President and Chief Executive Officer, OppenheimerFunds, Inc.; Chairman and Director, Shareholder Services, Inc. and Shareholder Financial Services, Inc.; President and Director, OppenheimerFunds Legacy Program; Director, OFI Institutional Asset Management, Inc., Trinity Investment Management Corporation, Tremont Capital Management, Inc., HarbourView Asset Management Corporation and OFI Private Investments, Inc.; President and Director of Oppenheimer Real Asset Management, Inc.; and member, Board of Governors of the Investment Company Institute.

WILLIAM F. GLAVIN, JR., Executive Vice President and Co-Chief Operating Officer

Executive Vice President and Co-Chief Operating Officer (since July 2007), Executive Vice President (2006- July 2007) and Member of the Office of the CEO (since 2006), MassMutual; Chief Executive Officer (2005-2006), President (2005-2006), Managing Director (2003-2006), Chief Operating Officer and Chief Compliance Officer (2003-2006), and Member of the Board of Managers (2003-2006), Babson Capital; Director (2005-2007), Baring Asset Management Limited; Director and Deputy Chairman (since 2005), MassMutual Holdings (Bermuda) Ltd.; Director (2004-2006), Babson Capital Europe Limited; President (2003-2006) and Chief Compliance Officer (2004-2006), Babson Capital Securities Inc.

MARK D. ROELLIG, Executive Vice President and General Counsel

Executive Vice President and General Counsel (since December 2005), MassMutual; Vice President, General Counsel and Secretary (2005), Fisher Scientific International Inc.; Vice President, General Counsel and Secretary (2002-2005), Storage Technology Corp.; Board Member and Corporate Secretary (2000-2002), Bulletin News Network Inc.; and Executive Vice President Public Policy, Human Resources & Law, Secretary and General Counsel, US WEST, Inc.

MICHAEL T. ROLLINGS, Executive Vice President and Chief Financial Officer

Executive Vice President and Chief Financial Officer (since 2006), Senior Vice President (2004-2006) and Deputy Chief Financial Officer (2004-2006), MassMutual; Executive Vice President (since 2003), MassMutual Holding LLC; Director (since 2004), MML Assurance, Inc.; Manager (since 2004), MML Financial, LLC; Manager (since 2004), MML Investment Products, LLC; Director (since 2006), MML Investors Services, Inc.; Director, President and Chief Executive Officer (since 2002), MassMutual Funding LLC; Director (since 2005), MassMutual Holdings, (Bermuda) Ltd.; Director (since 2005), Oppenheimer Acquisition Corp.; Director (since 2006), Cornerstone Real Estate Advisers LLC; Director (since 2006), MassMutual International Holding MSC, Inc.; Director (since 2006) 9048-5434 Quebec Inc.; Director, Tremont Group Holdings, Inc.; Director (since 2006), MassMutual International LLC; Director (since 2006), MMHC Investment LLC; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Assignment Company; Director (since 2006), MassMutual Benefits Management, Inc; Director (since 2006), MassMutual Capital Partners LLC; Executive Vice President and Chief Financial Officer (since 2006), C.M. Life Insurance Company; Executive Vice President and Chief Financial Officer (since 2006), MML Bay State Life Insurance Company; and Member of the Board of Managers (since 2005), Babson Capital Management LLC.

ELAINE A. SARSYNSKI, Executive Vice President and Chief Administrative Officer

Executive Vice President (Retirement Services Division) (since 2008), Executive Vice President and Chief Administrative Officer (June 2006-2008), President and Chief Executive Officer (since July 2006), MassMutual International LLC; Senior Vice President and Chief Administrative Officer, Community Relations, Corporate Communications, Corporate Human Resources and Corporate Services (since September 2005), MassMutual; and First Selectman and Chief Executive Officer (2001-July 2005), Suffield, Connecticut.

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”)

The information with respect to each director and principal executive officer of AllianceBernstein L.P. is as follows:

Executive Management

Lewis A. Sanders

Chairman of the Board and Chief Executive Officer

Mark R. Manley

Senior Vice President, Deputy General Counsel and Chief Compliance Officer

Gerald M. Lieberman

President and Chief Operating Officer

Seth J. Masters

Executive Vice President, Head of Blend Strategies Services and Chief Investment Officer of Blend Strategies

Lawrence H. Cohen

Executive Vice President and Chief Technology Officer

Marc O. Mayer

Executive Vice President of AllianceBernstein and Executive Managing Director of AllianceBernstein Investments, Inc.

Laurence E. Cranch

Executive Vice President and General Counsel

Douglas J. Peebles

Executive Vice President, Co-Chief Investment Officer of Fixed Income and Director of Global Fixed Income

Edward J. Farrell

Senior Vice President and Controller

Jeffrey S. Phlegar

Executive Vice President, Co-Chief Investment Officer of Fixed Income and Director of U.S. Investment-Grade Fixed Income

Sharon E. Fay

Executive Vice President and Chief Investment Officer of Global Value Equities

James G. Reilly

Executive Vice President and US Large Cap Growth Team Leader

Marilyn G. Fedak

Executive Vice President, Head—Bernstein Global Value Equities and Co-Chief Investment Officer—US Large Cap Value

Paul C. Rissman

Executive Vice President and Chief Investment Officer of Growth Equities

James A. Gingrich

Executive Vice President of AllianceBernstein and Chairman and CEO of Sanford C. Bernstein & Co., LLC

Lisa A. Shalett

Executive Vice President of AllianceBernstein and Global Research Director of Alliance Growth Equities

Mark R. Gordon

Executive Vice President, Director of Global Quantitative Research, Co-Head of Alternative Investments and Chief Investment Officer of Global Diversified Funds

David A. Steyn

Executive Vice President and Global Head of Client Service and Marketing

Thomas S. Hexner

Executive Vice President and Head of Bernstein Global Wealth Management

Gregory J. Tencza

Executive Vice President and Head of Institutional Investments

Robert H. Joseph, Jr

Senior Vice President and Chief Financial Officer

Christopher M. Toub

Executive Vice President, Chief Executive Officer of AllianceBernstein Limited and Head—Global/International Growth Equities

Board of Directors

Dominique Carrel-Billiard

Director of AllianceBernstein Corporation

Henri de Castries

Director of AllianceBernstein Corporation

Christopher M. Condron

Director of AllianceBernstein Corporation

Denis Duverne

Director of AllianceBernstein Corporation

Richard S. Dziadzio

Director of AllianceBernstein Corporation

Peter Etzenbach

Director of AllianceBernstein Corporation

Deborah S. Hechinger

Director of AllianceBernstein Corporation

Weston M. Hicks

Director of AllianceBernstein Corporation

Gerald M. Lieberman

President and Chief Operating Officer

Lewis A. Sanders

Chairman of the Board and Chief Executive Officer

Lorie A. Slutsky

Director of AllianceBernstein Corporation

A.W. (Pete) Smith, Jr.

Director of AllianceBernstein Corporation

Peter J. Tobin

Director of AllianceBernstein Corporation

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

(“AMERICAN CENTURY”)

Business and Other Connections of the Investment Advisor

In addition to serving as a subadviser for the Registrant, American Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the subadviser during the past two fiscal years are as follows:

James E. Stowers, Jr. (Director). Founder, Director and Controlling Shareholder, American Century Companies, Inc. (ACC). Also serves as a Director of American Century Global Investment Management, Inc. (ACGIM), American Century Services, LLC (ACS), American Century Investment Services, Inc. (ACIS), other ACC subsidiaries and a number of American Century-advised investment companies.

Jonathan S. Thomas (Executive Vice President and Director). President and Chief Executive Officer, ACC. Also serves as Executive Vice President and Director, ACGIM; President, Chief Executive Officer and Director, ACS; Director, ACIS, other ACC subsidiaries; Director for various American Century-advised investment companies. Formerly Managing Director, Morgan Stanley (March 2000 to November 2005).

Enrique Change (President, Chief Executive Officer and Chief Investment Officer). Executive Vice President, ACC. Also serves as President, Chief Executive Officer and Chief Investment Officer, ACGIM.

Maryanne Roepke (Chief Compliance Officer). Chief Compliance Officer, ACGIM and ACS. Also serves as Senior Vice President, ACS.

Jon Zindel (Senior Vice President, Chief Financial Officer and Chief Accounting Officer). Vice President, Chief Financial Officer and Chief Accounting Officer, ACC; Senior Vice President, Chief Financial Officer and Chief Accounting Officer, ACGIM, ACS and other ACC subsidiaries; Senior Vice President and Chief Accounting Officer, ACIS.

Chuck Etherington (Senior Vice President and General Counsel). Vice President and General Counsel, ACC. Also serves as Senior Vice President and General Counsel, ACGIM, ACS, other ACC subsidiaries and various American Century-advised investment companies. Vice President and General Counsel, ACIS.

The principal address for all American Century entities other than ACGIM is 4500 Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third Avenue, 23rd Floor, New York, NY 10017.

CAPITAL GUARDIAN TRUST COMPANY (“CAPITAL GUARDIAN”)

Capital Guardian Trust Company

Current Directors and Officers and

Affiliations Within Last Two Years

as of March 1, 2008

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
John S. Armour Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President
Capital Guardian Trust Company

Curtis A. Baker Senior Vice President Capital Guardian Trust Company	N/A	N/A

Andrew F. Barth Director and President	The Capital Group Companies	Director
Capital Guardian Trust Company

	Capital International Research, Inc.	Director, Executive Vice President

	Capital International Research, Inc.	Director, Vice Chairman of Global Research

	Capital International Research, Inc.	Formerly, President

Michael D. Beckman Senior Vice President	The Capital Group Companies	Senior Vice President of Central Services Group
Capital Guardian Trust Company

	The Capital Group Companies	Formerly, Director

	Capital Guardian Trust Company of Nevada	Director

	Capital International Asset Management, Inc.	Director and President

	Capital International Financial Services, Inc.	Director and President

	Capital International Asset Management (Canada), Inc.	Senior Vice President

	Capital Group International, Inc.	Formerly, Senior Vice President

Julius T. (Terry) Berkemeier Senior Vice President	Capital International, Inc.	Vice President
Capital Guardian Trust Company

	Capital International Limited	SeniorVice President

	Capital International Research, Inc.	Senior Vice President

Mark E. Brubaker Senior Vice President and	Capital International, Inc.	Senior Vice President and Senior Counsel
Senior Counsel
Capital Guardian Trust Company	Capital Guardian Trust Company	Formerly, Vice President

Michael A. Burik Senior Vice President and	Capital International, Inc.	Senior Vice President and Senior Counsel
Senior Counsel
Capital Guardian Trust Company	Capital International Financial Services, Inc.	Vice President and Secretary

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Gerald C. du Manoir Senior Vice President	Capital Guardian (Canada,) Inc.	Vice President
Capital Guardian Trust Company

	Capital International Research, Inc.	Formerly, Senior Vice President

Scott M. Duncan Senior Vice President	N/A	N/A
Capital Guardian Trust Company

John B. Emerson Director and Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director and Chairman
Capital Guardian Trust Company

Michael R. Ericksen Director and Senior Vice President	The Capital Group Companies	Director
Capital Guardian Trust Company

	Capital International Limited	Director and Chairman

Michael A. Felix Director, Senior Vice President and Treasurer	Capital Guardian (Canada), Inc.	Senior Vice President, and Treasurer
Capital Guardian Trust Company	Capital International, Inc.	Director and Senior Vice President

	Capital Guardian Research, Inc.	Director

David I. Fisher Director and Chairman	Capital Group International, Inc.	Director and Chairman
Capital Guardian Trust Company	Capital International, Inc.	Director and Vice Chairman

	Capital International Limited	Director and Vice Chairman

	Capital International Limited (Bermuda)	Director and President

	The Capital Group Companies, Inc.	Director and Chairman

	The Capital Group Companies, Inc.	Formerly, Chairman of the Executive Committee

	Capital International Research, Inc.	Director

	Capital Group Research, Inc.	Director

Clive N. Gershon Senior Vice President	N/A	N/A
Capital Guardian Trust Company

Laurentius Harrer Senior Vice President	Vice President	Capital International S.A.
Capital Guardian Trust Company

Cheryl L. Hesse Senior Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel
Capital Guardian Trust Company

	Capital Management Services, Inc.	Secretary

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Mary M. Humphrey Senior Vice President	N/A	N/A
Capital Guardian Trust Company

William H. Hurt Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director Formerly, Chairman

	Capital Strategy Research, Inc.	Director and Chairman

Todd S. James Senior Vice President	Capital International Research, Inc.	Senior Vice President
Capital Guardian Trust Company

Peter C. Kelly	Capital International, Inc.	Director, Senior Vice President, Senior Counsel and Secretary
Director, Senior Vice President and Senior Counsel
Capital Guardian Trust Company	Capital International Emerging Markets Fund	Director

	Capital Group International, Inc.	Secretary

Charles A. King Senior Vice President Capital Guardian Trust Company	N/A	N/A

Naomi H. Kobayashi Senior Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel
Capital Guardian Trust Company

Lianne K. Koeberle Director and Senior Vice President Capital Guardian Trust Company	N/A	N/A

Victor D. Kohn Director	Capital International, Inc.	Director and President
Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Senior Vice President

Nancy J. Kyle Director and Vice Chairperson	Capital Guardian (Canada), Inc.	Director and Vice Chairperson
Capital Guardian Trust Company

Karin L. Larson Director	Capital Group Research, Inc.	Director, Chairperson, and President
Capital Guardian Trust Company	Capital International Research, Inc.	Director and Chairperson

Michael D. Locke Senior Vice President	Capital International Research, Inc.	Senior Vice President
Capital Guardian Trust Company

Formerly, Vice President

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Karen A. Miller Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Senior Vice President

Robert H. Neithart Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Director and Executive Vice President Research Director/Coordinator

Formerly, Vice President	Capital Strategy Research, Inc.	Director and Vice President

Shelby Notkin Senior Vice President Capital Guardian Trust Company Formerly, Director	Capital Guardian Trust Company, a Nevada Corporation	Director

Michael E. Nyeholt Senior Vice President Capital Guardian Trust Company	N/A	N/A

Mary M. O’Hern Senior Vice President	Capital International Limited	Senior Vice President
Capital Guardian Trust Company	Capital International, Inc.	Senior Vice President

Jeffrey C. Paster Senior Vice President Capital Guardian Trust Company	N/A	N/A

Jason M. Pilalas Director Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President

Marie C. Powell Director	Capital International Limited	Senior Vice President
Capital Guardian Trust Company	Capital Group Companies	Senior Vice President

Paula B. Pretlow Senior Vice President Capital Guardian Trust Company	N/A	N/A

George L. Romine, Jr. Senior Vice President Capital Guardian Trust Company	N/A	N/A

Robert Ronus Senior Vice President Capital Guardian Trust Company	Capital Group International, Inc.	Senior Partner Formerly Director

Formerly, Director and Vice Chairman	Capital International, Inc.	Senior Vice President

	Capital International Limited	Senior Vice Presiden

	Capital Guardian (Canada), Inc.	Formerly, Director and Chairman

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Theodore R. Samuels Director and Senior Vice President	The Capital Group Companies	Director
Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director

Lionel M. Sauvage Director and Senior Vice President	The Capital Group Companies	Director
Capital Guardian Trust Company	Capital International, Inc.	Senior Vice President

	Capital Guardian (Canada), Inc.	Vice President

	Capital International Limited	Senior Vice President

Karen L. Sexton Senior Vice President Capital Guardian Trust Company	N/A	N/A

Lawrence R. Solomon Senior Vice President	Capital International Research Inc.	Senior Vice President
Capital Guardian Trust Company	Capital Management Services Inc.	Director

Formerly, Director

Eugene P. Stein Director and Vice Chairman	Capital Strategy Research, Inc.	Director and Vice Chairman
Capital Guardian Trust Company	The Capital Group Companies Inc.	Formerly, Director

P. Andrew Stenovec Director and Executive Vice President Capital Guardian Trust Company	N/A	N/A

Eric H. Stern Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President

Jill A. Sumiyasu Director and Senior Vice President Capital Guardian Trust Company	N/A	N/A

Philip A. Swan Senior Vice President Capital Guardian Trust Company	N/A	N/A

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Elmon L. Vernier, Jr. Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Formerly, Vice President

Shaw B. Wagener Senior Vice President	The Capital Group Companies, Inc.	Formerly, Director
Capital Guardian Trust Company	Capital Group International, Inc.	Director, President

	Capital International, Inc.	Director, Chairman

	Capital International Management Company S.A.	Director

Eugene M. Waldron Senior Vice President Capital Guardian Trust Company	N/A	N/A

Alan J. Wilson Director and Senior Vice President	Capital International Research, Inc.	Director, President, Research Director/Coor
Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Executive Vice President

	Capital Research Company	Director

	American Funds Distributors, Inc	Director

	The Capital Group Companies, Inc.	Director

Robin L. Zakoor Senior Vice President Capital Guardian Trust Company	N/A	N/A

DAVIS SELECTED ADVISERS, L.P. (“DSA”)

Davis Selected Advisers, L.P. (“DSA”) and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-adviser to other investment companies. Affiliated companies include:

Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.

Venture Advisers, Inc.: is a corporation whose primary purpose is to hold limited partner units in DSA.

Davis Selected Advisers – NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for may of DSA’s advisory clients.

Davis Distributors LLC: a wholly owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of the Davis Funds and Selected Funds.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

Andrew A. Davis (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. Director and President or Vice President of each of the Davis Funds and the Selected Funds. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

Christopher C. Davis (7/13/65), 609 Fifth Avenue, New York, NY 10017. Director and President and/or Vice President of each of the Davis Funds and the Selected Funds; President of Clipper Fund, Director, Chairman of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Is an employee of Shelby Cullom Davis & Co., a registered broker/dealer. Director, Washington Post.

Kenneth C. Eich (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Executive Vice President and Principal Executive Officer of each of the Davis Funds, Selected Funds, and Clipper Fund; Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

Douglas Haines (3/4/71) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Treasurer Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds, the Selected Funds, and Clipper Fund; Vice President of Davis Investments, LLC.

Sharra L. Haynes (9/25/66) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President Chief Compliance Officer of each of the Davis Funds, the Selected Funds, and Clipper Fund; Vice President of Davis Investments, LLC. Also serves as Chief Compliance Officer for DSA and as a senior officer for several companies affiliated with DSA which are described above.

Thomas D. Tays (03/07/57), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Secretary of each of the Davis Funds, Selected Funds, and Clipper Fund; Vice President Chief Legal Officer and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

Gary Tyc (05/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

Russell O. Wiese (05/18/66) 609 Fifth Avenue, New York, NY 10017. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

(“ESSEX”)

Business backgrounds of the directors and principal executive officers of the sub-adviser during the past two fiscal years are as follows:

Joseph C. McNay

Chairman, Chief Investment Officer & Managing Principal

Joe is Chairman and Chief Investment Officer of Essex. He has direct portfolio management responsibilities on a variety of funds and on behalf of private clients. He is a member of the firm’s Management Board. Prior to founding Essex in 1976, Joe was Executive Vice President and Director of Endowment Management & Research Corp. for nine years. Before 1967, Joe was Vice President and Senior Portfolio Manager at the Massachusetts Company. Currently he is serving as Trustee of National Public Radio, Trustee of the Dana Farber Cancer Institute, and is a Trustee and member of the Children’s Hospital Investment Committee. He received his A.B. degree from Yale University and his M.B.A. degree from the Wharton School of Finance.

Stephen D. Cutler, CFA

President, Managing Principal & Portfolio Manager

Steve is the President of Essex and has direct portfolio management responsibilities for private clients. As one of Essex’s three Managing Principals, he is responsible for the overall management of Essex. Prior to joining Essex in 1989, Steve was President and Director of Baring America (formerly Endowment Management & Research Corp.) for eighteen years. Prior to Baring, Steve was Director of Investments and Portfolio Manager for the Massachusetts Company and was a Portfolio Manager and Analyst for five years at Keystone. Steve is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst. He serves as a Trustee of Babson College and is a member of the Investment Committee of the South Shore YMCA. Steve earned his A.B. degree from Brown University and received his M.B.A. from Babson College.

Christopher P. McConnell, CPA

Chief Executive Officer, Chief Compliance Officer & Managing Principal

As Chief Executive Officer, Chris is responsible for the overall management of the firm. Chris is also a member of the Firm’s Management Board. Chris joined Essex in 1993 as its Chief Financial Officer and Chief Compliance Officer. Before joining Essex in 1993, he was a Senior Tax Manager with Deloitte & Touche, LLP for ten years specializing in financial planning and investment management firms. He is a Certified Public Accountant registered in both Massachusetts and Texas. Chris is a former member of the Advisory Board of Northeastern University Graduate Tax Program and was an adjunct professor of the Graduate Tax Program. Chris is a founding board member of the Boston Hedge Fund Group. He is also a member of AICPA and the Massachusetts Society of Certified Public Accountants. He received his B.S. degree from Northeastern University and his M.S.T. from the University of Houston.

Nancy B. Prial, CFA

Senior Principal & Portfolio Manager

Nancy is a Portfolio Manager on the Essex Small/Micro Cap Growth and Small/Mid Cap Growth strategies. Prior to joining Essex in 2005, Nancy spent six years at The Burridge Group, LLC as Vice President & Chief Investment Officer and four years at the Twentieth Century division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Nancy graduated from Bucknell University with a B.S. in electrical engineering and a B.A. in mathematics. She earned her M.B.A. from Harvard Business School. Nancy serves as a Trustee for Bucknell University.

Deborah A. Coulter, CPA

Chief Financial Officer & Compliance Manager

As the Firm’s Chief Financial Officer, Deb leads a department of three professionals, one of whom is a Certified Public Accountant. Prior to joining Essex in 1995, Deborah was a Senior Tax Associate with Deloitte & Touche, LLP. She received her B.S. in Accounting from Stonehill College.

INSIGHT CAPITAL RESEARCH & MANAGEMENT, INC. (“INSIGHT CAPITAL”)

The following are the Executive Officers and Board of Directors for Insight Capital Research and Management, Inc., a California Corporation.

Mr. Collins Collins, CFA

Chairman, Board of Directors

CEO and Chief Investment Officer

Mr. Collins developed Insight’s investment approach over a 40-year period. He made his first investments in growth stocks in 1956. Mr. Collins began his management career as a mutual fund manager in San Francisco. In the 1970’s, he worked for Wells Fargo Investment Advisors as a Senior Portfolio Manager handling institutional accounts. While at Wells Fargo, Mr. Collins developed quantitative methods for analyzing securities and optimizing portfolios. In 1988, he founded Insight Capital with Lisa Miller to provide money management services to institutional and retail investors.

Mr. Collins brings to the investment process a wealth of business experience. After serving as a Naval Officer, he worked as an engineer for General Electric. After graduating from the Harvard Business School, Mr. Collins joined the Raychem Corporation. In addition to investing in growth companies, Mr. Collins has experience in high-tech venture capital investments and investing in turnaround situations. This is a unique background and it has served Insight’s clients well.

A sought-after speaker on investment topics, Mr. Collins has appeared on Wall Street Week, CNBC, and CNNfn and is frequently quoted by leading financial publications. He holds an MBA from Harvard, a Bachelor degree in Electrical Engineering from the Georgia Institute of Technology and holds the Chartered Financial Analyst designation.

Lisa K. Miller

Member, Board of Directors

Executive Vice President, COO,

and Chief Compliance Officer

As a founder of Insight, Mrs. Miller has contributed to both the investment management and operational development of the firm. Working side-by-side with Jim Collins at the onset of the firm’s inception, and later as a member of the Investment Committee from its inception until May 2000, she has contributed to Insight’s solid, long-term performance records. Today, Mrs. Miller manages the firm’s overall operations as COO. She also is responsible for administering Insight’s Compliance Program as Chief Compliance Officer.

Prior to co-founding Insight, Mrs. Miller was the manager of administration for a retail franchiser. She joined that company at a time when it was expanding its franchise offerings. By participating in this expansion, Mrs. Miller gained considerable experience in compliance-related issues, client servicing and the value of managing growth for a corporation and its employees. Mrs. Miller holds a Bachelor of Science degree in Sociology from Oregon State University.

Victor Trautwein III

Member, Board of Directors

Mr. Trautwein serves on Insight’s Board of Directors as an outside Director and is not employed by Insight. Currently he is Director of Operations of Kids Alive; Co-Field Director for the Dominican Republic. Prior to his position with this non-profit, he worked as both General Manager and in Business Development for Weyerhaeuser Company in recycling operations, after starting with the firm in their Forest Products division as a Business Analyst. Prior to working with Weyerhaeuser Company, Mr. Trautwein was an Associate at Mercer Management Consulting.

Mr. Trautwein holds a Bachelor of Science degree in Engineering Sciences Dartmouth College and an MBA from Stanford Graduate School of Business.

Charles S. Gehring, CFA

Managing Director, Senior Vice President

Director of Investment Management

Mr. Gehring joined Insight Capital in 1992. In his capacity as Director of Investment Management, Mr. Gehring serves as Chairman of the Investment Committee, of which he has been a member since 1994. Mr. Gehring served as Portfolio Manager for the Mid-Cap Growth Portfolio from 1995-2006 and as Portfolio Manager for the Large-Cap Growth Portfolio since 2001. His prior experience at Insight includes trading, financial analysis, and management of other portfolios. Mr. Gehring has contributed to the development of various systems for the monitoring of stocks and the market, trade management and new products.

Prior to joining Insight, Mr. Gehring worked in numerous capacities with HomeFed Bank. He received a Bachelor of Business Administration degree from the University of San Diego. He earned the designation of Personal Financial Planner from the University of California, San Diego Extension Program. Mr. Gehring is a member of the CFA Institute and the Security Analysts of San Francisco. He also holds the Chartered Financial Analyst designation.

Philip Hamilton

Managing Director, Director of Marketing

Mr. Hamilton leads Insight’s marketing efforts. Mr. Hamilton is also a member of Insight’s management committee. Prior to joining Insight, Mr. Hamilton worked for Quadra Capital Partners in Boston, where he was responsible for marketing and client servicing to Taft-Hartley and corporate clients. Mr. Hamilton was a Senior Researcher in Finance at Harvard Business School where he spent more than seven years in research and administrative roles. He started his investment career at The Boston Company.

Mr. Hamilton received his Master of Arts degree in Economics from Southern Methodist University and his Bachelor of Arts degree in Economics from the University of Maine. He is a member of the Investment Management Consultants Association.

LEGG MASON CAPITAL MANAGEMENT, INC. (“LEGG MASON”)

Legg Mason Capital Management, Inc. (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, LMCM
Director, Batterymarch
Manager, Brandywine
Director, Brandywine Singapore
Manager, Clear Adv
Director, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Director, Barrett
Director, Bartlett
Director, LMFA
Director, LM Canada Hldg
Director, LM Funding
Manager, GAA
President, LMGE
Manager, LMIC
Manager, LMPFA
Director, LMREI
Director, LMRESA
President and Director, LMRC
President and Director, LMRG
President and Director, LMRP
President and Director, LM Tower
President and Director, LMRCII
President and Director, LMRC Properties
Director, PCM I
Director, PCM II
Director, Permal
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, WAM Singapore

Charles J. Daley, Jr.	Treasurer and Director, LMCM
President, Treasurer and Director, BMML
Manager, Clear Adv
Director, Clear Asset
Senior Vice President and Treasurer, Legg Mason, Inc.
Director, LMFA
Treasurer, LMFunds
President and Director, LM Funding
Manager, GAA
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, LMPFA
President and Director, LM Properties

Treasurer, LMREI
President and Director, LMCRES
President and Treasurer, LMRESA
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Director, LMTS
Treasurer, LM Tower
Vice President and Treasurer, LMRC II
Vice President and Treasurer, LMRC Properties
President and Director, LM Canada Hldg

Mark R. Fetting	Director, LMCM
Manager, Brandywine
President, CEO, Chairman and Director, LMFA
Director, Batterymarch
Manager, Clear Adv
Director, Clear Asset
President, CEO and Director, Legg Mason, Inc.
Manager, GAA
President and Managing Director, LMIS
Manager, LMPFA
Director, LMFunds
Director, PCM I
Director, PCM II
Manager, Royce

Raymond A. Mason	Director, LMCM
Chairman and Director, Legg Mason, Inc.
Director, LM Tower
Director, LM Holdings
Director, PCM I
Director, PCM II
Manager, Royce

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, Legg Mason, Inc.
Secretary, Barrett
Assistant Secretary, Bartlett
Assistant Secretary, BRE
Secretary, LMFunds
Secretary, LMIC
Vice President and Secretary, LM Funding
Secretary, LMREI
Secretary, LMCRES
Secretary, BMML
Secretary, LM Canada Hldg
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMREI
Secretary, LMRESA
Secretary, LMRC

Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMRC II
Secretary, LMRC Properties

William H. Miller III	Chairman, CIO and Director, LMCM
Managing Member, LMM

Jennifer W. Murphy	Senior Vice President, CFO and Director, LMCM
COO, LMM

Addresses:

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

BMML, Inc. (“BMML”)

100 Light Street

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eighth Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Legg Mason Capital Management, Inc. (“LMCM”)

100 Light Street

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 Light Street

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 Light Street

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)

300 First Stamford Place, 4th Floor

Stamford, CT 06902

Legg Mason Global Equities, LLC (“LMGE”)

100 Light Street

Baltimore, MD 21202

Legg Mason, Inc.

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investor Services, LLC (“LMIS”)

100 Light Street

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

399 Park Ave.

New York, NY 10022

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 Light Street

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 Light Street

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 Light Street

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 Light Street

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 Light Street

Baltimore, MD 21202

LM Fund Services, Inc. (“LMFunds”)

100 Light Street

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc. (“LMRC II”)

100 Light Street

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 Light Street

Baltimore, MD 21202

LMM LLC (“LMM”)

100 Light Street

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

NEUBERGER BERMAN MANAGEMENT, INC. (“NEUBERGER BERMAN”)

SUNDMAN, PETER	PRESIDENT AND DIRECTOR
CONTI, ROBERT	SENIOR VICE PRESIDENT
GAFFNEY, BRIAN	SENIOR VICE PRESIDENT
LANE, JEFFREY	DIRECTOR
RIVKIN, JACK	DIRECTOR/CHAIRMAN
GERSON, MAXINE	GENERAL COUNSEL AND SECRETARY
WILLIAMS, CHAMAINE	CHIEF COMPLIANCE OFFICER

NORTHERN TRUST INVESTMENTS, N.A. (“NTI”)

Business and Other Connections of Investment Adviser

Northern Trust Investments, N.A. (“NTI,” formerly known and conducting business as Northern Trust Investments, Inc.) is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank. TNTC is a wholly-owned subsidiary of Northern Trust Corporation (“NTC”), a bank holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.” Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Securities, Inc. (“NTSI”), a wholly-owned subsidiary of NTC. NTSI is located at 50 South LaSalle Street, Chicago, IL 60603.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Beckman, Carl P.	The Northern Trust Company	Senior Vice President
Treasurer and Senior Vice President

Carberry, Craig R.	The Northern Trust Company	Senior Attorney
Secretary

Dudley, Jr., Orie Leslie	The Northern Trust Company	Executive Vice President
Director, Executive	and Northern Trust Corporation	and Chief Investment Officer
Vice President and
Chief Investment Officer

Gingras, Donna	Northern Trust Securities, Inc.	Senior Vice President
Vice President & Controller

Gossett, Mark C.	The Northern Trust Company	Senior Vice President
Director, Chief Operating Officer and
Senior Vice President

Logan, Lyle	The Northern Trust Company	Executive Vice President
Executive Vice President & Director

Mancusi, Stella	The Northern Trust Company	Vice President
Assistant Treasurer &
Second Vice President

Meservey, Marilyn J.	The Northern Trust Company	Vice President
Assistant Treasurer & Vice President
Robertson, Alan W.	The Northern Trust Company	Senior Vice President

St. Clair, Joyce	The Northern Trust Company	Executive Vice President
Director

Vardas, Michael A.	The Northern Trust Company	Senior Vice President
Director & Senior Vice President

Waddell, Frederick H.	The Northern Trust Company	Executive Vice President
Director, President & CEO

Wennlund, Lloyd A.	The Northern Trust Company	Executive Vice President
Director and Executive
Vice President

TEMPLETON INVESTMENT COUNSEL, LLC (“TEMPLETON”)

Executive Officers

Donald F. Reed - Chairman and Chief Executive Officer

Gary P. Motyl - President

Madison S. Gulley - Executive Vice President

Gregory E. McGowan - Executive Vice President

Cynthia L. Sweeting - Executive Vice President/ Director of Portfolio Management

Peter A. Nori - Executive Vice President/ Portfolio Manager- Research Analyst

T. ROWE PRICE ASSOCIATES, INC. (“T. ROWE PRICE”)

Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“Group”) owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank (“Savings Bank”), a wholly owned subsidiary of Price Associates, was incorporated in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. (“T. Rowe Price International”), a Maryland corporation, is a wholly owned subsidiary of TRP Finance, Inc. T. Rowe Price International was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund. T. Rowe Price International, which has offices in London, Baltimore, and other global locations, is an SEC registered investment adviser under the Investment Advisers Act of 1940, and is also registered with the Financial Services Authority (“FSA”) in the United Kingdom, the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”).

T. Rowe Price Global Investment Services Limited (“Global Investment Services”), is a U.K. corporation, organized in 2000 and a wholly owned subsidiary of Group. Global Investment Services is a registered investment adviser with the FSA, the Kanto Local Finance Bureau (“KLFB”) and FSA in Japan, and with the SEC under the Investment Advisers Act of 1940. Global Investment Services is an investment manager, with primary responsibility for marketing and client servicing for non-U.S. clients. Global Investment Services may delegate investment management responsibilities to Price Associates or T. Rowe Price International. Global Investment Services also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. Global Investment Services is headquartered in London, and has several other global locations.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), is a U.K. corporation and a wholly owned subsidiary of Group. Global Asset Management is a registered investment adviser with the FSA and provides investment management services to Japanese investment trusts and other investment products for sale, investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management, or non-U.S. registered collective investment schemes and Global Asset Management. Global Asset Management is also an SEC registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the “Price Funds”). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Associates Foundation, Inc. (the “Foundation”) was incorporated in 1981 (and is not a subsidiary of Price Associates). The Foundation’s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service T. Rowe Price employees give to qualifying organizations of their choice are matched according to established guidelines.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership organized in 1995 which invests in private financings of emerging growth companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, is a Maryland corporation organized in 1988. TRP Canada is registered with the Ontario Securities Commission, as a non-Canadian Advisor, in the categories of Investment Counsel and Portfolio Manager, to provide advisory services to individual and institutional clients residing in Canada. TRP Canada is also registered with the Manitoba Securities Commission as an Investment Counsel (International Adviser) and with the British Columbia Securities Commission as a Portfolio Manager and Investment Counsel (Securities) and with the SEC as a registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

Directors of T. Rowe Price Group, Inc.

Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group, Inc. Mr. Brady is the managing director of MidAtlantic of Ballantrae International, Ltd., a management consulting firm; Nexcen Brands, Inc. an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group, Inc. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer retired as dean of the Johns Hopkins Bloomberg School of Public Health in September 2005. He continues to serve as a professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Director of the Academy for Educational Development; Chairman of the MicroNutrient Forum; Director of the Foundation of the National Institutes of Health; Director of the Laser Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of Corporate Development Services, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. He also serves on the National Board of the National Association of Industrial & Office Properties, and is President of its Maryland chapter. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor’s address is 8815 Centre Park Drive, Suite 400, Columbia, Maryland 21045.

Anne Marie Whittemore, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of Group and/or the investment managers (Price Associates, T. Rowe Price International, Global Investment Services, or Global Asset Management):

Name	Company Name	Position Held With Company
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President

	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price (Canada), Inc.	Director President

	T. Rowe Price Global Asset Management Limited	Chairman of the Board Director

	T. Rowe Price Global Investment Services Limited	Chairman of the Board Director

	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President

	T. Rowe Price Insurance Agency, Inc.	Director President

	T. Rowe Price International, Inc.	Director

	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President

	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director

	T. Rowe Price Savings Bank	Chairman of the Board Director

	T. Rowe Price Services, Inc.	Chairman of the Board Director

	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Calum Ferguson	T. Rowe Price Global Asset Management Limited	Chief Compliance Officer Vice President

	T. Rowe Price Global Investment Services Limited	Chief Compliance Officer Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price International, Inc.	Chief Compliance Officer Vice President

John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer

	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President

	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Investment Services, Inc.	Vice President

James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President

	T. Rowe Price Global Asset Management Limited	Director

	T. Rowe Price Global Investment Services Limited	Director

	T. Rowe Price Group, Inc.	Chief Executive Officer Director President

	T. Rowe Price International, Inc.	Director

	T. Rowe Price Threshold Fund Associates, Inc.	Director Vice President

S. James Mazarakis	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer

	TRP Colorado Springs, L.L.C.	President

	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President

	TRP Finance, Inc.	Director President

	TRP Suburban, Inc.	Director President

	TRP Suburban Second, Inc.	Director President

Mary J. Miller	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Trust Company	Director

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President

	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President

	T. Rowe Price Trust Company	Vice President

R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Global Asset Management Limited	Chief Executive Officer Director President

	T. Rowe Price Global Investment Services Limited	Chief Executive Officer Director President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Retirement Plan Services, Inc.	Vice President

	T. Rowe Price Trust Company	Vice President

	TRPH Corporation	Director President

	T. Rowe Price (Canada), Inc.	Vice President

David J.L. Warren	T. Rowe Price Associates, Inc.	Director

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Global Asset Management Ltd.	Director

	T. Rowe Price Global Investment Services Ltd.	Director

	T. Rowe Price International, Inc.	Chief Executive Officer Director President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”)

Waddell & Reed Investment Management Company (“WRIMCO”) is an indirect subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 62201-9217. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since each company’s inception.

WRIMCO Directors and Officers

HENRY J. HERRMANN

CEO and President (since 1993), Director (since 1998), and Chairman of the Board (since 2005)

Hire Year 1971

Education: New York University – BS 1966 Chartered Financial Analyst

MIKE L. AVERY

Executive Vice President and Chief Investment Officer (since 2005) and Director (since 2007)

Hire Year 1981

Education: University of Missouri – BS, Saint Louis University - MBA 1981

JOHN E. SUNDEEN, JR.

Director (since 2001), Executive Vice President and Chief Administrative Officer (since 2004)

Hire Year 1983

Education: University of Kansas – BS 1983, University of Missouri/Kansas City - MBA, 1986 Chartered Financial Analyst

MARK G. SEFEROVICH

Senior Vice President and Portfolio Manager (since 1996)

Hire Year 1989

Education: University of Kansas - BA 1969, University of Arkansas – MBA 1971, Chartered Financial Analyst

KENNETH G. MCQUADE

Vice President and Portfolio Manager (since 2003)

Hire Year 1997

Education: Bradley University, Peoria, IL - BS 1992

BRENT K. BLOSS

Treasurer (since 2004)

Hire Year 2002

Education: Southwest Missouri State University-B.S. in Accounting 1991, C.P.A.

LAWRENCE J. CIPOLLA

Chief Operations Officer and Senior Vice President (since 2004)

Hire Year 1995

Education: University of Missouri at Warrensburg, University of Missouri at Kansas City, University of

Wisconsin Graduate School of Banking

DANIEL P. CONNEALY

Chief Financial Officer and Senior Vice President (since 2004) and Director (since 2005)

Hire Year 2004

Education: Rockhurst University (1968) - BSBA in Accounting, C.P.A.

WENDY J. HILLS

Associate General Counsel (since 2000), Secretary (since 2004), and Senior Vice President (since 2007)

Hire Year 1998

Education: University of Kansas - BA, 1993, University of Kansas - School of Law 1997

KRISTEN A. RICHARDS

Associate General Counsel (since 2000), Chief Compliance Officer (since 2001), and Senior Vice President (since 2007)

Hire Year 1995

Education: University of Kansas - BA, 1991, University of Kansas - School of Law – JD, 1994.

DANIEL C. SCHULTE

Senior Vice President and General Counsel (since 2000)

Hire Year 1998

Education: Bethel College - BS, 1988 University of Kansas - School of Law – JD, 1992

WELLINGTON MANAGEMENT COMPANY, LLP (“WELLINGTON MANAGEMENT”)

The principal business address of Wellington Management Company, LLP is 75 State Street, Boston, Massachusetts 02109. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Item 27:	Principal Underwriters

(a)	MML Distributors LLC is the General Distributor of the Trust Shares.

(b)	MML Distributors, LLC is the general distributor for the Registrant.

The following are the names and positions of the officers and directors of MML Distributors, LLC, whose principal office is 1295 State Street, Springfield, Massachusetts 01111-0001:

William F. Glavin, Chief Executive Officer, President and Springfield OSF Supervisor (since 4/20/2007), MML Distributors, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Executive Vice President and Co-Chief Operating Officer, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Peter G. Lahaie, Vice President (since 9/21/2007), Chief Financial Officer and Treasurer (since 5/9/2005), MML Distributors, LLC.

Michael Fanning, Member Representative (since 1/1/2007), and U.S. Insurance Group Supervisor (since 4/20/2007), MML Distributors, LLC, MassMutual Holding LLC, and Massachusetts Mutual Life Insurance Company (“MassMutual”), 1295 State Street, Springfield, Massachusetts 01111-0001; Chief Operating Officer, Service/Operations, U.S. Insurance Group, MassMutual.

Andrew Dickey, Registration Manager (since 3/13/2008), and Member Representative (since 4/20/2007), MML Distributors, LLC, MassMutual and MassMutual Holding LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Senior Vice President and Group Managing Director-Retirement Income, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Robert S. Rosenthal, Vice President (since 4/15/2004), Chief Legal Officer (since 9/2004) and Secretary (since 10/26/2006), MML Distributors, LLC; Vice President and Associate General Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Kevin LaComb, Assistant Treasurer (since 5/6/2003), MML Distributors, LLC; Assistant Treasurer (11/28/2001), MML Investors Services, Inc., 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Vice President, Corporate Tax, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Camille Donald, Assistant Secretary (since 12/5/2006), MML Distributors, LLC; Assistant Vice President, Associate Secretary and Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Edward K. Duch, III, Assistant Secretary (since 10/15/2004), MML Distributors, LLC; Assistant Vice President and Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Susan J. Scanlon, Chief Compliance Officer (since 8/21/2006) and Enfield OSJ Supervisor (since 9/8/2006), MML Distributors, LLC; Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Alan Taylor, Registration Manager (since 7/1/2006), MML Distributors, LLC; Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Marilyn Edstrom, Entity Contracting Officer (since 5/9/2005), MML Distributors, LLC; Director-Enterprise Distribution Services, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Bruce C. Frisbie, Assistant Treasurer (since 5/9/2005), MML Distributors; Assistant Vice President and Associate Treasurer, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Jennifer L. Lake, Assistant Treasurer (5/9/2005), MML Distributors, LLC; Second Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Robert Wittneben, Chief Information Officer (since 12/5/2006), MML Distributors, LLC; Second Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Kathy Rogers, Continuing Education Officer (since 2/27/2006), MML Distributors, LLC; Training Director, MML Investors Services, Inc., 1295 State Street, Springfield, Massachusetts 01111-0001.

Donna Watson, Cash and Trading Supervisor (since 5/20/2006) and Assistant Treasurer (5/20/2006), MML Distributors, LLC; Director-RS Fund Operations, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Lenore MacWade, Assistant Treasurer (since 8/21/2006), MML Distributors, LLC; Director-Finance and Commissions, MML Investors Services, Inc., 1295 State Street Springfield, MA 01111-0001.

Denise Kresock, Assistant Treasurer (since 8/21/06), MML Distributors, LLC; Director, Retirement Income, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Cade H. Cherry, Assistant Treasurer (since 8/21/06), MML Distributors, LLC; Assistant Vice President, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Eric H. Wietsma, Retirement Services Supervisor (since 12/5/2006), MML Distributors, LLC; Corporate Vice President, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Ellen Dziura, Retirement Income Supervisor (since 4/20/2007), MML Distributors, LLC; Vice President-Retirement Income, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item 28:	Location of Accounts and Records

Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

(Declaration of Trust and Bylaws)

MML Series Investment Fund

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as investment adviser)

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as Sub-Adviser)

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(With respect to its services as Sub-Adviser)

American Century Investment Management, Inc.

4500 Main Street

Kansas City, Missouri 64111

(With respect to its services as Sub-Adviser)

Capital Guardian Trust Company

333 South Hope Street, 53rd Floor

Los Angeles, California 90071-1406

(With respect to its services as Sub-Adviser)

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(With respect to its services as Sub-Adviser)

Essex Investment Management Company, LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

and

1603 Orrington Avenue, Suite 990

Evanston, Illinois 60201

(With respect to its services as Sub-Adviser)

Insight Capital Research & Management, Inc.

2121 N. California Boulevard

Suite 560

Walnut Creek, California 94596

(With respect to its services as Sub-Adviser)

Legg Mason Capital Management, Inc.

100 Light Street

Baltimore, Maryland 21202

(With respect to its services as Sub-Adviser)

Neuberger Berman Management, Inc.

605 Third Avenue

New York, New York 10158-3698

(With respect to its services as Sub-Adviser)

Northern Trust Investments, N.A.

50 South LaSalle Street

Chicago, Illinois 60603

(With respect to its services as Sub-Adviser)

Templeton Investment Counsel, LLC

500 East Broward Boulevard

Fort Lauderdale, Florida 33394

(With respect to its services as Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

(With respect to its services as Sub-Adviser)

Waddell & Reed Investment Management Company

6300 Lamar Avenue

Overland Park, Kansas 66202

(With respect to its services as Sub-Adviser)

Wellington Management Company, LLP

75 State Street

Boston, Massachusetts 02109

(With respect to its services as Sub-Administrator and Custodian)

State Street Bank and Trust Company

200 Clarendon Street, P.O. Box 9130

Boston, Massachusetts 02117-9130

(With respect to their services as counsel)

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Item 29: Management Services

Not Applicable.

Item 30: Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 70 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts as of the 23rd day of February, 2009.

MML SERIES INVESTMENT FUND

By:	/s/ RICHARD J. BYRNE
Richard J. Byrne
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 70 to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 23rd day of February, 2009.

Signature	Title

/S/ RICHARD J. BYRNE Richard J. Byrne	President and Chief Executive Officer

/S/ NICHOLAS H. PALMERINO Nicholas H. Palmerino	Chief Financial Officer and Treasurer

* Richard W. Greene	Chairman and Trustee

* Richard H. Ayers	Trustee

* Allan W. Blair	Trustee

* Mary E. Boland	Trustee

Signature	Title

* R. Alan Hunter, Jr.	Trustee

* Robert E. Joyal	Trustee

* F. William Marshall, Jr.	Trustee

* Elaine A. Sarsynski	Trustee

*By:	/s/ ANDREW M. GOLDBERG
Andrew M. Goldberg Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Title of Exhibit
A(3)	Amendment to Agreement and Declaration of Trust

D(3)	Amendment to Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. for MML Growth Equity Fund

D(5)	Amendment to Investment Sub-Advisory Agreement with Waddell & Reed Investment Management Company for MML Small Cap Growth Equity Fund

D(6)	Amendment to Investment Sub-Advisory Agreement with Waddell & Reed Investment Management Company for MML Small Cap Growth Equity Fund

D(12)	Amendment to Investment Sub-Advisory Agreement with Davis Selected Advisers, L.P. for MML Large Cap Value Fund

D(14)	Amendment to Investment Sub-Advisory Agreement with Northern Trust Investments, N.A. for MML Equity Index Fund

D(16)	Amendment to Investment Sub-Advisory Agreement with Northern Trust Investments, N.A. for MML NASDAQ-100® Fund

D(19)	Amendment to Investment Sub-Advisory Agreement with Wellington Management Company, LLP for MML Small Cap Growth Equity Fund

D(34)	Amendment to Investment Sub-Advisory Agreement with Capital Guardian Trust Company for MML Asset Allocation Fund

D(36)	Amendment to Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. for MML Equity Income Fund

D(38)	Amendment to Investment Sub-Advisory Agreement with American Century Investment Management, Inc. for MML Income & Growth Fund

D(40)	Amendment to Investment Sub-Advisory Agreement with Capital Guardian Trust Company for MML Growth & Income Fund

D(43)	Amendment Two to Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. for MML Blue Chip Growth Fund

D(45)	Amendment to Investment Sub-Advisory Agreement with AllianceBernstein L.P. for MML Large Cap Growth Fund

D(48)	Amendment Two to Investment Sub-Advisory Agreement with Legg Mason Capital Management, Inc. for MML Concentrated Growth Fund

D(50)	Amendment to Investment Sub-Advisory Agreement with American Century Investment Management, Inc. for MML Mid Cap Value Fund

D(52)	Amendment to Investment Sub-Advisory Agreement with T. Rowe Price Associates, Inc. for MML Mid-Cap Growth Fund

D(54)	Amendment to Investment Sub-Advisory Agreement with Northern Trust Investments, N.A. for MML Small Cap Index Fund

D(56)	Amendment to Investment Sub-Advisory Agreement with Neuberger Berman Management, Inc. for MML Global Fund

D(58)	Amendment to Investment Sub-Advisory Agreement with Templeton Investment Counsel, LLC for MML Foreign Fund

D(60)	Amendment to Investment Sub-Advisory Agreement with Insight Capital Research & Management, Inc. for MML Emerging Growth Fund

D(67)	Amendment to Investment Sub-Advisory Agreement with AllianceBernstein L.P. for MML Small/Mid Cap Value Fund

F	Amended and Restated Deferred Compensation Plan

G(2)	Appendix A to the Custodian Agreement

H(9)	Appendix A to the Sub-Administration Agreement

P(3)	Code of Ethics for MassMutual, MML Distributors, LLC and MML Series Investment Fund